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                                                                            2004

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Nationwide(R) Variable Account-II
June 30, 2004

[LOGO] The BEST
       of AMERICA(R)

                                                              Semi-Annual Report

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                                                     [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-725-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-II.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                         /s/ Mark R. Thresher
                         -------------------------------
                             Mark R. Thresher, President
                             August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 87. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 12 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 65, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         2,183,212 shares (cost $22,773,734) ........................................................   $    24,364,646
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         264,265 shares (cost $5,426,508) ...........................................................         5,700,202
      AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         604,897 shares (cost $7,713,208) ...........................................................         8,051,185
      Alger American Balanced Portfolio - Class S (AlgerBal)
         6,975 shares (cost $95,209) ................................................................            92,980
      Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)
         2,479 shares (cost $48,990) ................................................................            48,160
      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         1,042,501 shares (cost $22,006,849) ........................................................        23,060,128
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         464,875 shares (cost $6,488,237) ...........................................................         7,028,910
      American Century VP - Balanced Fund - Class I (ACVPBal)
         16,757,948 shares (cost $116,430,018) ......................................................       114,289,207
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         18,027,610 shares (cost $176,113,529) ......................................................       132,322,657
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         7,651,242 shares (cost $43,539,727) ........................................................        51,951,936
      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         1,883,981 shares (cost $12,043,439) ........................................................        12,792,233
      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         3,383,418 shares (cost $34,914,525) ........................................................        34,578,532
      American Century VP - International Fund - Class I (ACVPInt)
         11,807,863 shares (cost $73,817,425) .......................................................        77,223,426
      American Century VP - International Fund - Class II (ASVPInt2)
         568,871 shares (cost $3,756,964) ...........................................................         3,720,416
      American Century VP - International Fund - Class III (ACVPInt3)
         3,781,283 shares (cost $20,652,780) ........................................................        24,729,594
      American Century VP - International Fund - Class IV (ACVPInt4)
         227,004 shares (cost $1,451,395) ...........................................................         1,484,609
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         706,008 shares (cost $6,291,680) ...........................................................         6,805,918
      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         1,032,076 shares (cost $9,557,379) .........................................................         9,928,570
      American Century VP - Value Fund - Class I (ACVPVal)
         22,289,279 shares (cost $156,167,870) ......................................................       181,211,838
      American Century VP - Value Fund - Class II (ACVPVal2)
         3,297,814 shares (cost $24,939,672) ........................................................        26,811,231
      American VIS - Growth Fund - Class I (AmerGro)
         415,227 shares (cost $22,768,174) ..........................................................        19,872,785
      American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
         182,097 shares (cost $2,294,251) ...........................................................         2,163,316
      American VIS - U.S.Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
         234,650 shares (cost $2,862,055) ...........................................................         2,743,054
      Charles Schwab Money Market Portfolio (ChScMM)
         2,839,728 shares (cost $2,839,728) .........................................................         2,839,728

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         627,053 shares (cost $5,892,315) ...........................................................   $     6,383,401
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         5,493,505 shares (cost $46,166,936) ........................................................        49,111,939
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         9,759,515 shares (cost $116,711,703) .......................................................       144,733,602
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         2,220,133 shares (cost $28,776,163) ........................................................        31,881,105
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,018,254 shares (cost $166,310,993) .......................................................       122,646,135
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         25,766,430 shares (cost $746,959,901) ......................................................       751,606,753
      Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)
         1,710,964 shares (cost $48,360,551) ........................................................        49,857,477
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,025,838 shares (cost $65,075,826) ........................................................        71,046,125
      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         340,632 shares (cost $11,533,490) ..........................................................        11,898,280
      Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
         132,083 shares (cost $5,005,023) ...........................................................         5,116,899
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         2,315,544 shares (cost $46,836,891) ........................................................        46,820,305
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         126,092 shares (cost $2,335,696) ...........................................................         2,434,836
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         637,255 shares (cost $3,365,137) ...........................................................         3,517,649
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         2,309,772 shares (cost $27,144,768) ........................................................        26,008,033
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         2,510,104 shares (cost $29,225,112) ........................................................        28,213,573
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         47,672,237 shares (cost $1,107,500,823) ....................................................     1,122,204,468
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         2,601,318 shares (cost $57,304,633) ........................................................        60,636,726
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         35,799,840 shares (cost $1,580,374,163) ....................................................     1,124,830,965
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,116,088 shares (cost $33,940,953) ........................................................        34,710,322
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         33,970,106 shares (cost $214,953,401) ......................................................       218,427,779
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         10,984,090 shares (cost $148,966,886) ......................................................       171,022,284
      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         3,116,704 shares (cost $41,153,250) ........................................................        48,464,742
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         690,015 shares (cost $11,089,865) ..........................................................        10,681,433
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         385,673 shares (cost $5,844,615) ...........................................................         5,939,365
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         28,646,836 shares (cost $450,719,632) ......................................................       408,503,885
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         29,395,319 shares (cost $693,511,708) ......................................................       720,479,268
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         2,514,250 shares (cost $56,794,895) ........................................................        61,071,135
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         647,920 shares (cost $8,526,362) ...........................................................         8,189,711
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FidVIPIGBd2)
         1,998,620 shares (cost $26,017,154) ........................................................        25,082,683
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         2,986,766 shares (cost $40,657,347) ........................................................        45,428,708

                                                                     (Continued)

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                         NATIONWIDE VARIABLE ACCOUNT-II

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,529,109 shares (cost $36,340,989) ........................................................   $    38,885,233
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         2,199,859 shares (cost $27,816,510) ........................................................        28,708,155
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         1,299,243 shares (cost $16,782,549) ........................................................        17,033,081
      First Horizon Capital Appreciation Portfolio (FHCapAp)
         4,686 shares (cost $61,352) ................................................................            61,474
      First Horizon Core Equity Portfolio (FHCoreEq)
         55,470 shares (cost $538,615) ..............................................................           535,282
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         2,858,972 shares (cost $45,264,590) ........................................................        47,173,037
      Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         955,680 shares (cost $11,807,715) ..........................................................        13,188,387
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         1,051,366 shares (cost $13,319,368) ........................................................        13,257,730
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         301,302 shares (cost $3,735,597) ...........................................................         3,799,418
      Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
         1,463,419 shares (cost $14,376,389) ........................................................        15,131,753
      Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         247,441 shares (cost $3,384,504) ...........................................................         3,451,799
      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         784,835 shares (cost $10,419,350) ..........................................................        10,956,291
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         7,076,365 shares (cost $95,080,622) ........................................................       110,249,763
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         123,510 shares (cost $984,355) .............................................................         1,191,874
      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         686,006 shares (cost $7,282,533) ...........................................................         6,599,374
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,783,088 shares (cost $17,821,152) ........................................................        17,206,796
      Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         251,076 shares (cost $2,357,002) ...........................................................         2,422,882
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         3,271,530 shares (cost $26,219,272) ........................................................        25,714,224
      Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
         178,082 shares (cost $2,138,060) ...........................................................         2,090,688
      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         499,206 shares (cost $6,053,272) ...........................................................         5,870,666
      Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
         371,560 shares (cost $3,867,657) ...........................................................         3,897,662
      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,233,880 shares (cost $12,994,157) ........................................................        13,005,095
      Gartmore GVIT Global Health Sciences Fund - Class VI (GVITGlHlth6)
         253,247 shares (cost $2,665,378) ...........................................................         2,669,218
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         248,357 shares (cost $861,571) .............................................................           928,856
      Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
         888,346 shares (cost $3,517,577) ...........................................................         3,322,415
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         2,279,292 shares (cost $8,643,687) .........................................................         8,592,930
      Gartmore GVIT Global Technology and Communications Fund - Class VI (GVITGlTech6)
         269,020 shares (cost $961,590) .............................................................         1,006,136
      Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
         114,822 shares (cost $1,013,740) ...........................................................         1,104,583

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         152,546 shares (cost $1,326,667) ...........................................................   $     1,467,493
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         26,692,632 shares (cost $324,236,415) ......................................................       306,164,489
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,613,166 shares (cost $89,618,305) ........................................................        88,198,821
      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         11,298,445 shares (cost $118,310,744) ......................................................       121,571,269
      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         6,867,166 shares (cost $70,452,145) ........................................................        70,525,792
      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         29,621,426 shares (cost $306,176,766) ......................................................       316,356,833
      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         21,430,210 shares (cost $223,023,282) ......................................................       231,874,873
      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         10,714,182 shares (cost $110,394,795) ......................................................       112,498,908
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         18,586 shares (cost $110,556) ..............................................................           116,534
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         372,722 shares (cost $2,211,662) ...........................................................         2,336,966
      Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         193,270 shares (cost $2,614,488) ...........................................................         2,701,917
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         4,566 shares (cost $42,888) ................................................................            43,148
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         619,556 shares (cost $12,603,409) ..........................................................        14,150,669
      Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
         382,916 shares (cost $8,389,974) ...........................................................         8,730,494
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         507,283,303 shares (cost $507,283,303) .....................................................       507,283,303
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         40,683,098 shares (cost $510,785,817) ......................................................       424,731,547
      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         581,358 shares (cost $5,800,961) ...........................................................         6,057,755
      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         101,823 shares (cost $1,169,262) ...........................................................         1,256,501
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,183,293 shares (cost $15,018,492) ........................................................        15,879,788
      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         471,873 shares (cost $6,129,302) ...........................................................         6,294,779
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         12,653,868 shares (cost $115,448,271) ......................................................       154,250,656
      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         1,807,014 shares (cost $20,749,931) ........................................................        21,937,146
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         9,448,825 shares (cost $169,236,723) .......................................................       219,307,219
      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         1,064,624 shares (cost $23,468,170) ........................................................        24,582,158
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         171 shares (cost $171) .....................................................................               171
      Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
         717,725 shares (cost $7,788,014) ...........................................................         7,586,353
      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         993,554 shares (cost $10,408,771) ..........................................................        10,541,611
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         3,632,063 shares (cost $35,028,305) ........................................................        34,867,805
      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         27,862 shares (cost $255,798) ..............................................................           256,891
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         434,655 shares (cost $10,160,890) ..........................................................        10,470,846

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,790,400 shares (cost $32,829,091) ........................................................   $    39,173,955
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         1,821,888 shares (cost $5,743,191) .........................................................         6,485,922
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         2,228,079 shares (cost $8,336,624) .........................................................         7,798,278
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         432,040 shares (cost $8,628,151) ...........................................................         9,828,918
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         599,400 shares (cost $14,512,376) ..........................................................        13,546,432
      Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         135,123 shares (cost $1,746,677) ...........................................................         1,795,790
      JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         31,716 shares (cost $724,992) ..............................................................           731,054
      MFS(R) VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         1,299,230 shares (cost $11,025,901) ........................................................        11,407,240
      MFS(R) VIT - Value Series - Service Class (MFSValS)
         773,875 shares (cost $8,011,700) ...........................................................         8,404,285
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         156,958 shares (cost $1,957,396) ...........................................................         2,054,579
      Neuberger Berman AMT - Growth Portfolio(R) - I Class (NBAMTGro)
         15,133,000 shares (cost $161,459,168) ......................................................       169,489,603
      Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         1,632,432 shares (cost $20,111,140) ........................................................        23,784,538
      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I Class (NBAMTLMat)
         9,602,484 shares (cost $127,535,564) .......................................................       126,752,792
      Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - S Class (NBAMTMCGrS)
         447,996 shares (cost $6,714,365) ...........................................................         7,351,608
      Neuberger Berman AMT - Partners Portfolio(R) - I Class (NBAMTPart)
         12,660,311 shares (cost $184,834,435) ......................................................       205,476,841
      Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         361,712 shares (cost $4,459,742) ...........................................................         4,553,957
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         640,766 shares (cost $23,356,224) ..........................................................        25,893,339
      Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
         10,954,418 shares (cost $173,419,919) ......................................................       174,942,063
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         16,410,801 shares (cost $179,906,815) ......................................................       180,026,486
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         4,453,516 shares (cost $128,898,513) .......................................................       157,699,012
      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         861,527 shares (cost $29,468,460) ..........................................................        30,342,993
      Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         2,347,244 shares (cost $52,586,266) ........................................................        60,347,642
      Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         388,144 shares (cost $9,687,321) ...........................................................         9,893,784
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         13,814,669 shares (cost $258,294,011) ......................................................       353,517,392
      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         1,009,118 shares (cost $25,415,755) ........................................................        25,702,228
      Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         2,210,696 shares (cost $18,611,215) ........................................................        18,083,497
      Oppenheimer Main Street Fund(R) /VA - Initial Class (OppMSFund)
         1,753,677 shares (cost $29,710,508) ........................................................        34,249,317
      Oppenheimer Main Street Fund(R) /VA - Service Class (OppMSFundS)
         1,182,296 shares (cost $22,052,585) ........................................................        22,972,014

      Oppenheimer Main Street Small Cap Fund(R) /VA - Service Class (OppMSSmCapS)
         568,205 shares (cost $7,618,845) ...........................................................   $     8,023,052
      Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
         83,984 shares (cost $2,156,377) ............................................................         2,208,782
      Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         148,322 shares (cost $3,368,676) ...........................................................         3,521,176
      Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         152,054 shares (cost $1,987,570) ...........................................................         1,947,808
      SAFECO Resource Series Trust - Safeco RST Small-Cap Value Portfolio (SRSTSmCapV)
         15,631 shares (cost $282,155) ..............................................................           286,835
      Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         21,295,456 shares (cost $445,434,550) ......................................................       439,964,122
      Strong VIF - Strong Discovery Fund II (StDisc2)
         5,929,471 shares (cost $66,104,697) ........................................................        79,217,735
      Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
         211,453 shares (cost $2,519,350) ...........................................................         2,528,980
      Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
         3,275,655 shares (cost $39,771,356) ........................................................        39,176,831
      Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         140,788 shares (cost $1,597,573) ...........................................................         1,661,301
      Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         3,197,612 shares (cost $35,502,190) ........................................................        37,731,823
      Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         147,756 shares (cost $2,132,006) ...........................................................         2,253,278
      Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         2,704,662 shares (cost $34,556,918) ........................................................        41,219,052
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         385,172 shares (cost $4,440,269) ...........................................................         4,468,000
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         2,127,588 shares (cost $18,017,437) ........................................................        18,616,399
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
         421,321 shares (cost $3,827,390) ...........................................................         3,678,132
      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         8,737,003 shares (cost $112,619,622) .......................................................       145,907,958
      Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         1,315,305 shares (cost $20,353,756) ........................................................        21,886,679
      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         20,391 shares (cost $207,116) ..............................................................           212,882
      VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         15,921 shares (cost $161,477) ..............................................................           161,441
      VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         16,765 shares (cost $172,120) ..............................................................           173,517
      VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         77,940 shares (cost $827,307) ..............................................................           831,615
                                                                                                        ---------------
            Total investments .......................................................................    11,898,845,341
   Accounts receivable ..............................................................................                --
                                                                                                        ---------------
            Total assets ............................................................................    11,898,845,341
Accounts payable ....................................................................................           124,295
                                                                                                        ---------------
Contract owners' equity (note 4) ....................................................................   $11,898,721,046
                                                                                                        ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                          Total        AIMBValue2   AIMCapAp2   AIMCapDev2
                                                     ---------------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $   120,546,772          --          --           --
   Mortality and expense risk charges (note 2) ...       (80,061,056)   (128,700)    (31,376)     (35,863)
                                                     ---------------    --------     -------     --------
      Net investment income (loss) ...............        40,485,716    (128,700)    (31,376)     (35,863)
                                                     ---------------    --------     -------     --------

   Proceeds from mutual fund shares sold .........     1,687,549,409     176,363      76,574      239,165
   Cost of mutual fund shares sold ...............    (1,776,423,521)   (149,349)    (67,125)    (186,197)
                                                     ---------------    --------     -------     --------
      Realized gain (loss) on investments ........       (88,874,112)     27,014       9,449       52,968
   Change in unrealized gain (loss)
      on investments .............................       306,834,752     777,596      82,288      167,693
                                                     ---------------    --------     -------     --------
      Net gain (loss) on investments .............       217,960,640     804,610      91,737      220,661
                                                     ---------------    --------     -------     --------
   Reinvested capital gains ......................        18,302,880          --          --           --
                                                     ---------------    --------     -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   276,749,236     675,910      60,361      184,798
                                                     ===============    ========     =======     ========

                                                     AlgerBal   AlgMidCapGr    AlGrIncB    AISmCapValB
                                                     --------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................     1,280           --        168,053       5,438
   Mortality and expense risk charges (note 2) ...      (389)        (420)      (159,565)    (48,751)
                                                      ------     --------     ----------    --------
      Net investment income (loss) ...............       891         (420)         8,488     (43,313)
                                                      ------     --------     ----------    --------

   Proceeds from mutual fund shares sold .........       373      285,429      2,111,935     549,260
   Cost of mutual fund shares sold ...............      (381)    (294,296)    (1,866,340)   (444,189)
                                                      ------     --------     ----------    --------
      Realized gain (loss) on investments ........        (8)      (8,867)       245,595     105,071
   Change in unrealized gain (loss)
      on investments .............................    (2,229)      (1,234)        38,380     109,534
                                                      ------     --------     ----------    --------
      Net gain (loss) on investments .............    (2,237)     (10,101)       283,975     214,605
                                                      ------     --------     ----------    --------
   Reinvested capital gains ......................        --           --             --     163,128
                                                      ------     --------     ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (1,346)     (10,521)       292,463     334,420
                                                      ======     ========     ==========    ========

                                                        ACVPBal      ACVPCapAp     ACVPIncGr    ACVPIncGr2
                                                     ------------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $  1,934,539            --       778,137      118,362
   Mortality and expense risk charges (note 2) ...       (789,955)     (906,370)     (359,473)     (82,737)
                                                     ------------   -----------   -----------    ---------
      Net investment income (loss) ...............      1,144,584      (906,370)      418,664       35,625
                                                     ------------   -----------   -----------    ---------

   Proceeds from mutual fund shares sold .........      9,543,704    13,976,231    12,429,660    1,009,091
   Cost of mutual fund shares sold ...............    (10,824,400)  (36,118,650)  (10,181,884)    (866,323)
                                                     ------------   -----------   -----------    ---------
      Realized gain (loss) on investments ........     (1,280,696)  (22,142,419)    2,247,776      142,768
   Change in unrealized gain (loss)
      on investments .............................      2,613,946    26,285,841      (530,681)     188,942
                                                     ------------   -----------   -----------    ---------
      Net gain (loss) on investments .............      1,333,250     4,143,422     1,717,095      331,710
                                                     ------------   -----------   -----------    ---------
   Reinvested capital gains ......................             --            --            --           --
                                                     ------------   -----------   -----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  2,477,834     3,237,052     2,135,759      367,335
                                                     ============   ===========   ===========    =========

                                                     ACVPInflaPro     ACVPInt       ASVPInt2     ACVPInt3
                                                     ------------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................       432,998        465,233        15,405      140,717
   Mortality and expense risk charges (note 2) ...      (176,424)      (563,824)      (30,218)    (169,397)
                                                      ----------    -----------   -----------   ----------
      Net investment income (loss) ...............       256,574        (98,591)      (14,813)     (28,680)
                                                      ----------    -----------   -----------   ----------

   Proceeds from mutual fund shares sold .........     1,893,941     11,452,643    11,115,999    2,702,812
   Cost of mutual fund shares sold ...............    (1,901,837)   (11,318,127)  (10,991,940)  (2,242,233)
                                                      ----------    -----------   -----------   ----------
      Realized gain (loss) on investments ........        (7,896)       134,516       124,059      460,579
   Change in unrealized gain (loss)
      on investments .............................      (468,167)     1,387,840      (117,067)     (91,320)
                                                      ----------    -----------   -----------   ----------
      Net gain (loss) on investments .............      (476,063)     1,522,356         6,992      369,259
                                                      ----------    -----------   -----------   ----------
   Reinvested capital gains ......................        14,793             --            --           --
                                                      ----------    -----------   -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (204,696)     1,423,765        (7,821)     340,579
                                                      ==========    ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     ACVPInt4    ACVPUltra   ACVPUltra2     ACVPVal
                                                     --------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $     --           --          --      1,826,530
   Mortality and expense risk charges (note 2) ...     (1,768)     (42,202)    (42,458)    (1,188,940)
                                                     --------   ----------    --------    -----------
      Net investment income (loss) ...............     (1,768)     (42,202)    (42,458)       637,590
                                                     --------   ----------    --------    -----------

   Proceeds from mutual fund shares sold .........     16,464    1,295,583     298,187     12,994,038
   Cost of mutual fund shares sold ...............    (16,565)  (1,162,842)   (253,085)   (12,076,730)
                                                     --------   ----------    --------    -----------
      Realized gain (loss) on investments ........       (101)     132,741      45,102        917,308
   Change in unrealized gain (loss)
      on investments .............................     33,213      163,657     189,611      6,259,854
                                                     --------   ----------    --------    -----------
      Net gain (loss) on investments .............     33,112      296,398     234,713      7,177,162
                                                     --------   ----------    --------    -----------
   Reinvested capital gains ......................         --           --          --      1,416,862
                                                     --------   ----------    --------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 31,344      254,196     192,255      9,231,614
                                                     ========   ==========    ========    ===========

                                                     ACVPVal2     AmerGro     AmerHiYld   AmerUSGvt
                                                     --------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................    141,094       14,142      137,750     132,296
   Mortality and expense risk charges (note 2) ...   (140,146)    (133,201)     (14,710)    (18,585)
                                                     --------   ----------   ----------    --------
      Net investment income (loss) ...............        948     (119,059)     123,040     113,711
                                                     --------   ----------   ----------    --------

   Proceeds from mutual fund shares sold .........    188,174    1,640,975    2,280,520     222,032
   Cost of mutual fund shares sold ...............   (149,147)  (1,777,918)  (2,217,309)   (218,876)
                                                     --------   ----------   ----------    --------
      Realized gain (loss) on investments ........     39,027     (136,943)      63,211       3,156
   Change in unrealized gain (loss)
      on investments .............................    817,731    1,038,580     (166,039)   (124,605)
                                                     --------   ----------   ----------    --------
      Net gain (loss) on investments .............    856,758      901,637     (102,828)   (121,449)
                                                     --------   ----------   ----------    --------
   Reinvested capital gains ......................    129,508           --           --          --
                                                     --------   ----------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    987,214      782,578       20,212      (7,738)
                                                     ========   ==========   ==========    ========

                                                        ChScMM       CSGPVen    CSIntFoc     CSSmCapGr
                                                     ------------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $      7,911         --           --            --
   Mortality and expense risk charges (note 2) ...        (14,168)   (44,991)    (357,374)   (1,001,032)
                                                     ------------   --------   ----------   -----------
      Net investment income (loss) ...............         (6,257)   (44,991)    (357,374)   (1,001,032)
                                                     ------------   --------   ----------   -----------

   Proceeds from mutual fund shares sold .........     14,926,064    957,784    6,259,280    17,730,168
   Cost of mutual fund shares sold ...............    (14,926,064)  (881,873)  (5,695,232)  (17,644,408)
                                                     ------------   --------   ----------   -----------
      Realized gain (loss) on investments ........             --     75,911      564,048        85,760
   Change in unrealized gain (loss)
      on investments .............................             --    430,021      (14,860)   10,385,831
                                                     ------------   --------   ----------   -----------
      Net gain (loss) on investments .............             --    505,932      549,188    10,471,591
                                                     ------------   --------   ----------   -----------
   Reinvested capital gains ......................             --         --           --            --
                                                     ------------   --------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     (6,257)   460,941      191,814     9,470,559
                                                     ============   ========   ==========   ===========

                                                     DrySmCapIxS     DrySRGro      DryStkIx      DryStklxS
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................          (441)        7,845      5,128,615      237,188
   Mortality and expense risk charges (note 2) ...      (180,042)     (854,737)    (5,232,285)    (259,208)
                                                      ----------   -----------   ------------   ----------
      Net investment income (loss) ...............      (180,483)     (846,892)      (103,670)     (22,020)
                                                      ----------   -----------   ------------   ----------

   Proceeds from mutual fund shares sold .........    10,108,002    18,170,490     91,702,176    6,763,824
   Cost of mutual fund shares sold ...............    (9,123,021)  (26,146,891)  (121,170,887)  (5,988,609)
                                                      ----------   -----------   ------------   ----------
      Realized gain (loss) on investments ........       984,981    (7,976,401)   (29,468,711)     775,215
   Change in unrealized gain (loss)
      on investments .............................     1,408,304    11,547,628     49,590,587       72,519
                                                      ----------   -----------   ------------   ----------
      Net gain (loss) on investments .............     2,393,285     3,571,227     20,121,876      847,734
                                                      ----------   -----------   ------------   ----------
   Reinvested capital gains ......................        31,229            --             --           --
                                                      ----------   -----------   ------------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     2,244,031     2,724,335     20,018,206      825,714
                                                      ==========   ===========   ============   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      DryVIFApp    DryVIFAppS   DryVIFDevLdS   DryVIFGrInc
                                                     -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................   $    20,039          --            --        199,193
   Mortality and expense risk charges (note 2) ...      (495,315)    (62,510)      (28,987)      (331,432)
                                                     -----------    --------      --------     ----------
      Net investment income (loss) ...............      (475,276)    (62,510)      (28,987)      (132,239)
                                                     -----------    --------      --------     ----------

   Proceeds from mutual fund shares sold .........     8,259,544     330,465       404,698      4,463,808
   Cost of mutual fund shares sold ...............    (7,970,535)   (288,005)     (331,407)    (5,638,694)
                                                     -----------    --------      --------     ----------
      Realized gain (loss) on investments ........       289,009      42,460        73,291     (1,174,886)
   Change in unrealized gain (loss)
      on investments .............................     1,071,786      65,500        (6,509)     1,286,621
                                                     -----------    --------      --------     ----------
      Net gain (loss) on investments .............     1,360,795     107,960        66,782        111,735
                                                     -----------    --------      --------     ----------
   Reinvested capital gains ......................            --          --            --             --
                                                     -----------    --------      --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   885,519      45,450        37,795        (20,504)
                                                     ===========    ========      ========     ==========

                                                     FedAmLeadS   FedCapApS    FedQualBd   FedQualBdS
                                                     ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................     22,378       15,149     1,247,884      875,850
   Mortality and expense risk charges (note 2) ...    (14,384)     (24,451)     (201,436)    (185,216)
                                                      -------     --------    ----------   ----------
      Net investment income (loss) ...............      7,994       (9,302)    1,046,448      690,634
                                                      -------     --------    ----------   ----------

   Proceeds from mutual fund shares sold .........     22,016      335,420     9,510,980    8,001,489
   Cost of mutual fund shares sold ...............    (18,670)    (303,767)   (9,563,466)  (8,125,629)
                                                      -------     --------    ----------   ----------
      Realized gain (loss) on investments ........      3,346       31,653       (52,486)    (124,140)
   Change in unrealized gain (loss)
      on investments .............................     16,785      (20,384)   (1,424,935)  (1,233,483)
                                                      -------     --------    ----------   ----------
      Net gain (loss) on investments .............     20,131       11,269    (1,477,421)  (1,357,623)
                                                      -------     --------    ----------   ----------
   Reinvested capital gains ......................         --           --       273,895      198,383
                                                      -------     --------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     28,125        1,967      (157,078)    (468,606)
                                                      =======     ========    ==========   ==========

                                                        FidVIPEI     FidVIPEI2     FidVIPGr      FidVIPGr2
                                                     -------------   ---------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $  18,053,188     485,999      3,085,071       24,556
   Mortality and expense risk charges (note 2) ...      (7,741,858)   (327,566)    (7,869,238)    (196,093)
                                                     -------------   ---------   ------------   ----------
      Net investment income (loss) ...............      10,311,330     158,433     (4,784,167)    (171,537)
                                                     -------------   ---------   ------------   ----------

   Proceeds from mutual fund shares sold .........      97,579,779      17,694    104,428,153    2,452,968
   Cost of mutual fund shares sold ...............    (100,463,906)    (12,593)  (151,423,728)  (2,183,129)
                                                     -------------   ---------   ------------   ----------
      Realized gain (loss) on investments ........      (2,884,127)      5,101    (46,995,575)     269,839
   Change in unrealized gain (loss)
      on investments .............................      19,706,121     845,132     61,251,301     (166,109)
                                                     -------------   ---------   ------------   ----------
      Net gain (loss) on investments .............      16,821,994     850,233     14,255,726      103,730
                                                     -------------   ---------   ------------   ----------
   Reinvested capital gains ......................       4,312,706     126,654             --           --
                                                     -------------   ---------   ------------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  31,446,030   1,135,320      9,471,559      (67,807)
                                                     =============   =========   ============   ==========

                                                       FidVIPHI      FidVIPOv     FidVIPOvR    FidVIPOvS2
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    20,893,291     2,121,159      489,952       102,446
   Mortality and expense risk charges (note 2) ...    (1,676,211)   (1,218,771)    (305,941)      (82,374)
                                                     -----------   -----------   ----------   -----------
      Net investment income (loss) ...............    19,217,080       902,388      184,011        20,072
                                                     -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold .........   105,444,181    19,334,630    4,244,415    11,593,777
   Cost of mutual fund shares sold ...............   (91,842,817)  (16,932,288)  (3,539,945)  (10,936,664)
                                                     -----------   -----------   ----------   -----------
      Realized gain (loss) on investments ........    13,601,364     2,402,342      704,470       657,113
   Change in unrealized gain (loss)
      on investments .............................   (32,839,706)   (2,302,040)  (1,146,782)     (862,873)
                                                     -----------   -----------   ----------   -----------
      Net gain (loss) on investments .............   (19,238,342)      100,302     (442,312)     (205,760)
                                                     -----------   -----------   ----------   -----------
   Reinvested capital gains ......................            --            --           --            --
                                                     -----------   -----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (21,262)    1,002,690     (258,301)     (185,688)
                                                     ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPOvS2R     FidVIPAM     FidVIPCon    FidVIPCon2
                                                     -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................     $    --      11,756,404     2,463,426       68,103
   Mortality and expense risk charges (note 2) ...      (7,290)     (2,868,300)   (4,854,522)    (314,919)
                                                       -------     -----------   -----------    ---------
      Net investment income (loss) ...............      (7,290)      8,888,104    (2,391,096)    (246,816)
                                                       -------     -----------   -----------    ---------

   Proceeds from mutual fund shares sold .........          --      47,736,759    48,192,406       81,174
   Cost of mutual fund shares sold ...............          --     (55,016,735)  (48,855,022)     (59,984)
                                                       -------     -----------   -----------    ---------
      Realized gain (loss) on investments ........          --      (7,279,976)     (662,616)      21,190
   Change in unrealized gain (loss)
      on investments .............................      94,750       1,202,330    42,102,406    2,520,346
                                                       -------     -----------   -----------    ---------
      Net gain (loss) on investments .............      94,750      (6,077,646)   41,439,790    2,541,536
                                                       -------     -----------   -----------    ---------
   Reinvested capital gains ......................          --              --            --           --
                                                       -------     -----------   -----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $87,460       2,810,458    39,048,694    2,294,720
                                                       =======     ===========   ===========    =========

                                                     FidVIPIGBdS   FidVIPIGBd2   FidVIPGrOp   FidVIPMCap2
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................     232,364        581,344       257,875           --
   Mortality and expense risk charges (note 2) ...     (44,235)      (137,398)     (319,408)    (205,270)
                                                      --------     ----------    ----------    ---------
      Net investment income (loss) ...............     188,129        443,946       (61,533)    (205,270)
                                                      --------     ----------    ----------    ---------

   Proceeds from mutual fund shares sold .........     886,130        581,867     5,194,431      214,986
   Cost of mutual fund shares sold ...............    (921,145)      (591,874)   (6,020,582)    (182,555)
                                                      --------     ----------    ----------    ---------
      Realized gain (loss) on investments ........     (35,015)       (10,007)     (826,151)      32,431
   Change in unrealized gain (loss)
      on investments .............................    (393,432)    (1,099,446)    1,201,565    1,425,954
                                                      --------     ----------    ----------    ---------
      Net gain (loss) on investments .............    (428,447)    (1,109,453)      375,414    1,458,385
                                                      --------     ----------    ----------    ---------
   Reinvested capital gains ......................     164,257        433,366            --           --
                                                      --------     ----------    ----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (76,061)      (232,141)      313,881    1,253,115
                                                      ========     ==========    ==========    =========

                                                      FidVIPValS   FidVIPValS2   FHCapAp   FHCoreEq
                                                      ----------   -----------   -------   --------
Investment activity:
   Reinvested dividends ..........................   $        --           --       --          --
   Mortality and expense risk charges (note 2) ...      (191,793)    (121,591)    (317)     (2,578)
                                                     -----------   ----------     ----      ------
      Net investment income (loss) ...............      (191,793)    (121,591)    (317)     (2,578)
                                                     -----------   ----------     ----      ------

   Proceeds from mutual fund shares sold .........     9,501,819    6,501,648      293       9,988
   Cost of mutual fund shares sold ...............    (8,468,291)  (5,778,403)    (304)     (9,973)
                                                     -----------   ----------     ----      ------
      Realized gain (loss) on investments ........     1,033,528      723,245      (11)         15
   Change in unrealized gain (loss)
      on investments .............................      (287,979)    (147,124)     122      (3,350)
                                                     -----------   ----------     ----      ------
      Net gain (loss) on investments .............       745,549      576,121      111      (3,335)
                                                     -----------   ----------     ----      ------
   Reinvested capital gains ......................        69,618       36,218       --          --
                                                     -----------   ----------     ----      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   623,374      490,748     (206)     (5,913)
                                                     ===========   ==========     ====      ======

                                                     FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2   FrVIPForSec3
                                                     ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................      292,883         21,960         144,716        31,776
   Mortality and expense risk charges (note 2) ...     (243,223)       (70,184)        (97,983)       (4,827)
                                                      ---------       --------     -----------      --------
      Net investment income (loss) ...............       49,660        (48,224)         46,733        26,949
                                                      ---------       --------     -----------      --------

   Proceeds from mutual fund shares sold .........      353,586        167,382      15,967,468       594,862
   Cost of mutual fund shares sold ...............     (295,875)      (135,459)    (15,199,008)     (588,009)
                                                      ---------       --------     -----------      --------
      Realized gain (loss) on investments ........       57,711         31,923         768,460         6,853
   Change in unrealized gain (loss)
      on investments .............................      686,497        831,391        (473,575)       63,821
                                                      ---------       --------     -----------      --------
      Net gain (loss) on investments .............      744,208        863,314         294,885        70,674
                                                      ---------       --------     -----------      --------
   Reinvested capital gains ......................      576,671             --              --            --
                                                      ---------       --------     -----------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,370,539        815,090         341,618        97,623
                                                      =========       ========     ===========      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapI
                                                     ---------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $  64,203       65,704      185,274         250,747
   Mortality and expense risk charges (note 2) ...     (81,707)     (23,676)     (51,880)       (696,219)
                                                     ---------   ----------     --------      ----------
      Net investment income (loss) ...............     (17,504)      42,028      133,394        (445,472)
                                                     ---------   ----------     --------      ----------

   Proceeds from mutual fund shares sold .........     787,586    5,559,611      835,031       8,220,887
   Cost of mutual fund shares sold ...............    (657,554)  (5,505,702)    (734,407)     (6,141,689)
                                                     ---------   ----------     --------      ----------
      Realized gain (loss) on investments ........     130,032       53,909      100,624       2,079,198
   Change in unrealized gain (loss)
      on investments .............................     263,021       42,234      237,403       3,089,401
                                                     ---------   ----------     --------      ----------
      Net gain (loss) on investments .............     393,053       96,143      338,027       5,168,599
                                                     ---------   ----------     --------      ----------
   Reinvested capital gains ......................          --           --           --              --
                                                     ---------   ----------     --------      ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 375,549      138,171      471,421       4,723,127
                                                     =========   ==========     ========      ==========

                                                     GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITEmMrkts6
                                                     -----------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................       1,012             262         10,954             --
   Mortality and expense risk charges (note 2) ...     (11,059)        (55,550)      (119,989)        (3,081)
                                                      --------      ----------     ----------     ----------
      Net investment income (loss) ...............     (10,047)        (55,288)      (109,035)        (3,081)
                                                      --------      ----------     ----------     ----------

   Proceeds from mutual fund shares sold .........     535,483       7,366,210      5,030,236      1,117,191
   Cost of mutual fund shares sold ...............    (443,718)     (6,946,467)    (3,793,360)    (1,153,009)
                                                      --------      ----------     ----------     ----------
      Realized gain (loss) on investments ........      91,765         419,743      1,236,876        (35,818)
   Change in unrealized gain (loss)
      on investments .............................    (123,424)       (873,831)    (2,445,841)        65,880
                                                      --------      ----------     ----------     ----------
      Net gain (loss) on investments .............     (31,659)       (454,088)    (1,208,965)        30,062
                                                      --------      ----------     ----------     ----------
   Reinvested capital gains ......................      11,469          46,261        120,890             --
                                                      --------      ----------     ----------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (30,237)       (463,115)    (1,197,110)        26,981
                                                      ========      ==========     ==========     ==========

                                                      GVITFHiInc    GVITGlFin2   GVITGlFin3   GVITGlHlth2
                                                     ------------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $    817,401      11,650        40,997          --
   Mortality and expense risk charges (note 2) ...       (151,683)    (14,244)      (36,972)    (27,943)
                                                     ------------    --------    ----------    --------
      Net investment income (loss) ...............        665,718      (2,594)        4,025     (27,943)
                                                     ------------    --------    ----------    --------

   Proceeds from mutual fund shares sold .........     26,172,149     866,673     2,034,978     895,597
   Cost of mutual fund shares sold ...............    (25,894,782)   (832,528)   (1,821,968)   (894,009)
                                                     ------------    --------    ----------    --------
      Realized gain (loss) on investments ........        277,367      34,145       213,010       1,588
   Change in unrealized gain (loss)
      on investments .............................       (687,183)    (54,616)     (340,087)    138,059
                                                     ------------    --------    ----------    --------
      Net gain (loss) on investments .............       (409,816)    (20,471)     (127,077)    139,647
                                                     ------------    --------    ----------    --------
   Reinvested capital gains ......................             --      20,287        59,525      18,187
                                                     ------------    --------    ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    255,902      (2,778)      (63,527)    129,891
                                                     ============    ========    ==========    ========

                                                     GVITGlHlth3   GVITGlHlth6   GVITGlTech   GVITGlTech2
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................           --          --             --            --
   Mortality and expense risk charges (note 2) ...      (59,669)     (3,573)        (7,094)      (35,662)
                                                     ----------      ------       --------    ----------
      Net investment income (loss) ...............      (59,669)     (3,573)        (7,094)      (35,662)
                                                     ----------      ------       --------    ----------

   Proceeds from mutual fund shares sold .........    1,708,241       3,684        277,251     2,911,425
   Cost of mutual fund shares sold ...............   (1,533,426)     (3,833)      (261,600)   (2,862,366)
                                                     ----------      ------       --------    ----------
      Realized gain (loss) on investments ........      174,815        (149)        15,651        49,059
   Change in unrealized gain (loss)
      on investments .............................      161,116       3,840          1,512      (190,780)
                                                     ----------      ------       --------    ----------
      Net gain (loss) on investments .............      335,931       3,691         17,163      (141,721)
                                                     ----------      ------       --------    ----------
   Reinvested capital gains ......................       34,655          --             --            --
                                                     ----------      ------       --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      310,917         118         10,069      (177,383)
                                                     ==========      ======       ========    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITGlTech3   GVITGlTech6   GVITGlUtl2   GVITGlUtl3
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --          --         5,090        8,775
   Mortality and expense risk charges (note 2) ...       (66,433)     (1,331)       (9,113)      (9,478)
                                                     -----------     -------      --------     --------
      Net investment income (loss) ...............       (66,433)     (1,331)       (4,023)        (703)
                                                     -----------     -------      --------     --------

   Proceeds from mutual fund shares sold .........     3,759,505       1,518       424,137      371,573
   Cost of mutual fund shares sold ...............    (3,084,781)     (1,562)     (366,068)    (307,712)
                                                     -----------     -------      --------     --------
      Realized gain (loss) on investments ........       674,724         (44)       58,069       63,861
   Change in unrealized gain (loss)
      on investments .............................      (824,265)     44,546       (11,446)         684
                                                     -----------     -------      --------     --------
      Net gain (loss) on investments .............      (149,541)     44,502        46,623       64,545
                                                     -----------     -------      --------     --------
   Reinvested capital gains ......................            --          --            --           --
                                                     -----------     -------      --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  (215,974)     43,171        42,600       63,842
                                                     ===========     =======      ========     ========

                                                      GVITGvtBd     GVITGrowth   GVITIDAgg    GVITIDCon
                                                     -----------   -----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................    11,310,039        51,898     369,106      628,500
   Mortality and expense risk charges (note 2) ...    (2,230,530)     (611,256)   (631,655)    (420,803)
                                                     -----------   -----------   ---------   ----------
      Net investment income (loss) ...............     9,079,509      (559,358)   (262,549)     207,697
                                                     -----------   -----------   ---------   ----------

   Proceeds from mutual fund shares sold .........    56,120,709    10,467,065     243,982    3,155,721
   Cost of mutual fund shares sold ...............   (55,109,433)  (15,357,224)   (211,267)  (2,971,125)
                                                     -----------   -----------   ---------   ----------
      Realized gain (loss) on investments ........     1,011,276    (4,890,159)     32,715      184,596
   Change in unrealized gain (loss)
      on investments .............................   (18,827,609)    7,249,995   1,656,939     (659,997)
                                                     -----------   -----------   ---------   ----------
      Net gain (loss) on investments .............   (17,816,333)    2,359,836   1,689,654     (475,401)
                                                     -----------   -----------   ---------   ----------
   Reinvested capital gains ......................     6,397,478            --     600,967      234,618
                                                     -----------   -----------   ---------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (2,339,346)    1,800,478   2,028,072      (33,086)
                                                     ===========   ===========   =========   ==========

                                                      GVITIDMod    GVITIDModAgg   GVITIDModCon   GVITIntGro
                                                     -----------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $ 1,870,673     1,046,148       839,045           --
   Mortality and expense risk charges (note 2) ...    (1,713,426)   (1,258,364)     (603,172)        (842)
                                                     -----------    ----------      --------      -------
      Net investment income (loss) ...............       157,247      (212,216)      235,873         (842)
                                                     -----------    ----------      --------      -------

   Proceeds from mutual fund shares sold .........            11       609,839       350,271       16,990
   Cost of mutual fund shares sold ...............           (10)     (506,045)     (308,898)     (15,748)
                                                     -----------    ----------      --------      -------
      Realized gain (loss) on investments ........             1       103,794        41,373        1,242
   Change in unrealized gain (loss)
      on investments .............................     2,013,375     2,374,847      (231,021)      (1,909)
                                                     -----------    ----------      --------      -------
      Net gain (loss) on investments .............     2,013,376     2,478,641      (189,648)        (667)
                                                     -----------    ----------      --------      -------
   Reinvested capital gains ......................       831,086       772,817       354,764           --
                                                     -----------    ----------      --------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 3,001,709     3,039,242       400,989       (1,509)
                                                     ===========    ==========      ========      =======

                                                     GVITIntGro3   GVITIntVal6   GVITJPBal   GVITSMdCpGr
                                                     -----------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................          --        22,416           98            --
   Mortality and expense risk charges (note 2) ...     (18,092)       (3,332)         (91)     (101,858)
                                                      --------       -------      -------    ----------
      Net investment income (loss) ...............     (18,092)       19,084            7      (101,858)
                                                      --------       -------      -------    ----------

   Proceeds from mutual fund shares sold .........     973,529            --       68,853     6,902,092
   Cost of mutual fund shares sold ...............    (674,608)           --      (67,359)   (5,935,560)
                                                      --------       -------      -------    ----------
      Realized gain (loss) on investments ........     298,921            --        1,494       966,532
   Change in unrealized gain (loss)
      on investments .............................    (344,710)       87,429          260       (72,344)
                                                      --------       -------      -------    ----------
      Net gain (loss) on investments .............     (45,789)       87,429        1,754       894,188
                                                      --------       -------      -------    ----------
   Reinvested capital gains ......................          --            --           --            --
                                                      --------       -------      -------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (63,881)      106,513        1,761       792,330
                                                      ========       =======      =======    ==========

                                                                       Continued

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITSMdCpGr2     GVITMyMkt     GVITNWFund   GVITNWFund2
                                                     ------------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $        --       1,260,747     2,228,426      20,238
   Mortality and expense risk charges (note 2) ...       (52,734)     (3,504,475)   (2,958,091)    (35,426)
                                                     -----------    ------------   -----------     -------
      Net investment income (loss) ...............       (52,734)     (2,243,728)     (729,665)    (15,188)
                                                     -----------    ------------   -----------     -------

   Proceeds from mutual fund shares sold .........     2,714,224     271,382,453    38,692,957      63,906
   Cost of mutual fund shares sold ...............    (2,500,124)   (271,382,453)  (69,699,092)    (54,606)
                                                     -----------    ------------   -----------     -------
      Realized gain (loss) on investments ........       214,100              --   (31,006,135)      9,300
   Change in unrealized gain (loss)
      on investments .............................       223,055              --    38,446,396      37,533
                                                     -----------    ------------   -----------     -------
      Net gain (loss) on investments .............       437,155              --     7,440,261      46,833
                                                     -----------    ------------   -----------     -------
   Reinvested capital gains ......................            --              --            --          --
                                                     -----------    ------------   -----------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   384,421      (2,243,728)    6,710,596      31,645
                                                     ===========    ============   ===========     =======

                                                     GVITLead3   GGVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                                                     ---------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................         --             --             --             --
   Mortality and expense risk charges (note 2) ...     (8,207)      (111,060)       (35,781)    (1,089,221)
                                                     --------     ----------     ----------    -----------
      Net investment income (loss) ...............     (8,207)      (111,060)       (35,781)    (1,089,221)
                                                     --------     ----------     ----------    -----------
   Proceeds from mutual fund shares sold .........    599,504      8,109,812      1,672,320     24,713,476
   Cost of mutual fund shares sold ...............   (483,272)    (7,129,959)    (1,578,595)   (22,393,163)
                                                     --------     ----------     ----------    -----------
      Realized gain (loss) on investments.........    116,232        979,853         93,725      2,320,313
   Change in unrealized gain (loss)
      on investments .............................    (84,829)      (480,984)        86,135      5,690,186
                                                     --------     ----------     ----------    -----------
      Net gain (loss) on investments .............     31,403        498,869        179,860      8,010,499
                                                     --------     ----------     ----------    -----------
   Reinvested capital gains ......................         --             --             --             --
                                                     --------     ----------     ----------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     23,196        387,809        144,079      6,921,278
                                                     ========     ==========     ==========    ===========

                                                     GVITSmCapVal2    GVITSmComp   GVITSmComp2   GVITTGroFoc
                                                     -------------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................    $       --              --           --            --
   Mortality and expense risk charges (note 2) ...      (121,108)     (1,500,948)    (130,919)       (4,298)
                                                      ----------     -----------   ----------    ----------
      Net investment income (loss) ...............      (121,108)     (1,500,948)    (130,919)       (4,298)
                                                      ----------     -----------   ----------    ----------
   Proceeds from mutual fund shares sold .........     1,295,372      24,777,980    4,034,391     1,215,399
   Cost of mutual fund shares sold ...............    (1,011,776)    (21,503,949)  (3,434,653)   (1,169,074)
                                                      ----------     -----------   ----------    ----------
      Realized gain (loss) on investments ........       283,596       3,274,031      599,738        46,325
   Change in unrealized gain (loss)
      on investments .............................       277,409      11,267,871      412,896        (2,061)
                                                      ----------     -----------   ----------    ----------
      Net gain (loss) on investments .............       561,005      14,541,902    1,012,634        44,264
                                                      ----------     -----------   ----------    ----------
   Reinvested capital gains ......................            --              --           --            --
                                                      ----------     -----------   ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  439,897      13,040,954      881,715        39,966
                                                      ==========     ===========   ==========    ==========

                                                     GVITTGroFoc3   GVITUSGro2   GVITUSGro3   GVITVKMultiSec
                                                     ------------   ----------  -----------   --------------
Investment activity:
   Reinvested dividends ..........................            --            --           --         737,710
   Mortality and expense risk charges (note 2) ...       (10,070)      (53,797)     (77,632)       (232,960)
                                                      ----------    ----------   ----------      ----------
      Net investment income (loss) ...............       (10,070)      (53,797)     (77,632)        504,750
                                                      ----------    ----------   ----------      ----------

   Proceeds from mutual fund shares sold .........     3,118,595     1,852,926    3,516,569       2,074,435
   Cost of mutual fund shares sold ...............    (2,698,669)   (1,847,369)  (2,950,631)     (1,920,744)
                                                      ----------    ----------   ----------      ----------
      Realized gain (loss) on investments ........       419,926         5,557      565,938         153,691
   Change in unrealized gain (loss)
      on investments .............................      (357,780)     (228,202)    (786,972)     (1,103,832)
                                                      ----------    ----------   ----------      ----------
      Net gain (loss) on investments .............        62,146      (222,645)    (221,034)       (950,141)
                                                      ----------    ----------   ----------      ----------
   Reinvested capital gains ......................            --       276,022      460,600              --
                                                      ----------    ----------   ----------      ----------
         Net increase (decrease) in contract
           owners' equity resulting from
            operations ...........................        52,076          (420)     161,934        (445,391)
                                                      ==========    ==========   ==========      ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITWLead3    JanBal     JanCapAp    JanGlTechS2
                                                     ----------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $    --       66,503           --           --
   Mortality and expense risk charges (note 2) ...       (210)     (68,002)    (262,614)     (44,350)
                                                      -------     --------   ----------   ----------
      Net investment income (loss) ...............       (210)      (1,499)    (262,614)     (44,350)
                                                      -------     --------   ----------   ----------

   Proceeds from mutual fund shares sold .........      8,833      498,384    5,102,000    1,615,532
   Cost of mutual fund shares sold ...............     (8,787)    (468,198)  (4,382,883)  (1,108,545)
                                                      -------     --------   ----------   ----------
      Realized gain (loss) on investments ........         46       30,186      719,117      506,987
   Change in unrealized gain (loss)
      on investments .............................      1,093       44,472    1,368,228     (592,350)
                                                      -------     --------   ----------   ----------
      Net gain (loss) on investments .............      1,139       74,658    2,087,345      (85,363)
                                                      -------     --------   ----------   ----------
   Reinvested capital gains ......................         --           --           --           --
                                                      -------     --------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   929       73,159    1,824,731     (129,713)
                                                      =======     ========   ==========   ===========

                                                      JanGlTech   JanIntGroS2    JanIntGro    JanRMgCore
                                                     ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................           --      48,261          67,491      12,036
   Mortality and expense risk charges (note 2) ...      (57,032)    (58,730)       (104,981)     (9,462)
                                                     ----------    --------     -----------    --------
      Net investment income (loss) ...............      (57,032)    (10,469)        (37,490)      2,574
                                                     ----------    --------     -----------    --------

   Proceeds from mutual fund shares sold .........    1,261,206     954,088      16,302,109     339,469
   Cost of mutual fund shares sold ...............   (1,366,062)   (773,736)    (14,669,815)   (298,865)
                                                     ----------    --------     -----------    --------
      Realized gain (loss) on investments ........     (104,856)    180,352       1,632,294      40,604
   Change in unrealized gain (loss)
      on investments .............................       43,581    (482,899)     (1,716,730)     16,492
                                                     ----------    --------     -----------    --------
      Net gain (loss) on investments .............      (61,275)   (302,547)        (84,436)     57,096
                                                     ----------    --------     -----------    --------
   Reinvested capital gains ......................           --          --              --          --
                                                     ----------    --------     -----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (118,307)   (313,016)       (121,926)     59,670
                                                     ==========    ========     ===========    ========

                                                     JPMSTMidCap   MFSInvGrStS    MFSValS   NBAMTFasc
                                                     -----------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ..........................      $   --            --       31,883         --
   Mortality and expense risk charges (note 2) ...        (291)      (67,158)     (51,548)   (14,246)
                                                        ------       -------     --------   --------
      Net investment income (loss) ...............        (291)      (67,158)     (19,665)   (14,246)
                                                        ------       -------     --------   --------
   Proceeds from mutual fund shares sold .........          22        96,538      510,140    622,731
   Cost of mutual fund shares sold ...............         (22)      (83,935)    (441,003)  (558,713)
                                                        ------       -------     --------   --------
      Realized gain (loss) on investments ........          --        12,603       69,137     64,018
   Change in unrealized gain (loss)
      on investments .............................       6,062       164,681      (15,549)    14,293
                                                        ------       -------     --------   --------
      Net gain (loss) on investments .............       6,062       177,284       53,588     78,311
                                                        ------       -------     --------   --------
   Reinvested capital gains ......................          --            --      115,966         --
                                                        ------       -------     --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      $5,771       110,126      149,889     64,065
                                                        ======       =======     ========   ========

                                                       NBAMTGro    NBAMTGuard     NBAMTLMat   NBAMTMCGrS
                                                     -----------   ----------    ----------   ----------
Investment activity:
   Reinvested dividends ..........................            --           --            --          --
   Mortality and expense risk charges (note 2) ...    (1,113,901)    (166,322)     (875,338)    (48,715)
                                                     -----------   ----------   -----------    ---------
      Net investment income (loss) ...............    (1,113,901)    (166,322)     (875,338)    (48,715)
                                                     -----------   ----------   -----------    ---------

   Proceeds from mutual fund shares sold .........    17,299,489    3,603,081    11,876,786     924,134
   Cost of mutual fund shares sold ...............   (20,316,290)  (3,652,458)  (12,122,833)   (828,521)
                                                     -----------   ----------   -----------    ---------
      Realized gain (loss) on investments ........    (3,016,801)     (49,377)     (246,047)     95,613
   Change in unrealized gain (loss)
      on investments .............................    15,098,523    1,068,020       264,212     365,099
                                                     -----------   ----------   -----------    ---------
      Net gain (loss) on investments .............    12,081,722    1,018,643        18,165     460,712
                                                     -----------   ----------   -----------    ---------
   Reinvested capital gains ......................            --           --            --          --
                                                     -----------   ----------   -----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    10,967,821      852,321      (857,173)    411,997
                                                     ===========   ==========   ===========    =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       NBAMTPart    NBAMSocRes    OppAggGro      OppBal
                                                     ------------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $         --          --            --     1,870,137
   Mortality and expense risk charges (note 2) ...     (1,439,335)    (23,211)     (153,649)   (1,219,770)
                                                     ------------    --------    ----------   -----------
      Net investment income (loss) ...............     (1,439,335)    (23,211)     (153,649)      650,367
                                                     ------------    --------    ----------   -----------

   Proceeds from mutual fund shares sold .........     20,857,209     279,827     3,935,176    13,033,496
   Cost of mutual fund shares sold ...............    (19,719,238)   (247,152)   (3,472,721)  (13,972,481)
                                                     ------------    --------    ----------   -----------
      Realized gain (loss) on investments ........      1,137,971      32,675       462,455      (938,985)
   Change in unrealized gain (loss)
      on investments .............................      9,958,484      27,319     1,748,490     1,488,971
                                                     ------------    --------    ----------   -----------
      Net gain (loss) on investments .............     11,096,455      59,994     2,210,945       549,986
                                                     ------------    --------    ----------   -----------
   Reinvested capital gains ......................             --          --            --            --
                                                     ------------    --------    ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  9,657,120      36,783     2,057,296     1,200,353
                                                     ============    ========    ==========   ===========

                                                       OppBdFd       OppCapAp     OppCapApS   OppGlSec3
                                                     -----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................     8,926,958       488,116       51,863     662,942
   Mortality and expense risk charges (note 2) ...    (1,298,856)   (1,058,778)    (179,906)   (364,628)
                                                     -----------   -----------   ----------   ---------
      Net investment income (loss) ...............     7,628,102      (570,662)    (128,043)    298,314
                                                     -----------   -----------   ----------   ---------

   Proceeds from mutual fund shares sold .........    28,699,713    24,180,849    4,819,044     677,592
   Cost of mutual fund shares sold ...............   (27,622,443)  (24,144,237)  (4,246,688)   (503,541)
                                                     -----------   -----------   ----------   ---------
      Realized gain (loss) on investments ........     1,077,270        36,612      572,356     174,051
   Change in unrealized gain (loss)
      on investments .............................    (8,752,322)    3,055,472     (116,738)    564,035
                                                     -----------   -----------   ----------   ---------
      Net gain (loss) on investments .............    (7,675,052)    3,092,084      455,618     738,086
                                                     -----------   -----------   ----------   ---------
   Reinvested capital gains ......................            --            --           --          --
                                                     -----------   -----------   ----------   ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (46,950)    2,521,422      327,575   1,036,400
                                                     ===========   ===========   ==========   =========

                                                     OppGlSec4     OppGlSec     OppGlSecS   OppHighIncS
                                                     ---------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $     --     4,757,518      300,449     1,093,997
   Mortality and expense risk charges (note 2) ...     (12,521)   (2,533,209)    (196,834)     (126,248)
                                                      --------   -----------   ----------   -----------
      Net investment income (loss) ...............     (12,521)    2,224,309      103,615       967,749
                                                      --------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold .........          --    46,712,180    9,355,033    19,534,662
   Cost of mutual fund shares sold ...............          --   (41,568,702)  (8,340,092)  (19,606,750)
                                                      --------   -----------   ----------   -----------
      Realized gain (loss) on investments ........          --     5,143,478    1,014,941       (72,088)
   Change in unrealized gain (loss)
      on investments .............................     206,463     2,843,680   (1,010,559)     (849,316)
                                                      --------   -----------   ----------   -----------
      Net gain (loss) on investments .............     206,463     7,987,158        4,382      (921,404)
                                                      --------   -----------   ----------   -----------
   Reinvested capital gains ......................          --            --           --            --
                                                      --------   -----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $193,942    10,211,467      107,997        46,345
                                                      ========   ===========   ==========   ===========

                                                      OppMSFund   OppMSFundS   OppMSSmCapS   PVTDiscGro
                                                     ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................      284,930     107,084            --        3,716
   Mortality and expense risk charges (note 2) ...     (228,424)   (129,712)      (50,667)     (12,476)
                                                     ----------    --------     ---------     --------
      Net investment income (loss) ...............       56,506     (22,628)      (50,667)      (8,760)
                                                     ----------    --------     ---------     --------

   Proceeds from mutual fund shares sold .........    2,410,084     310,448     1,118,964      135,398
   Cost of mutual fund shares sold ...............   (1,977,306)   (263,961)     (897,119)    (127,354)
                                                     ----------    --------     ---------     --------
      Realized gain (loss) on investments ........      432,778      46,487       221,845        8,044
   Change in unrealized gain (loss)
      on investments .............................      110,156     175,809        65,263        7,240
                                                     ----------    --------     ---------     --------
      Net gain (loss) on investments .............      542,934     222,296       287,108       15,284
                                                     ----------    --------     ---------     --------
   Reinvested capital gains ......................           --          --            --           --
                                                     ----------    --------     ---------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      599,440     199,668       236,441        6,524
                                                     ==========    ========     =========     ========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     PVTGroInc    PVTIntEq    SRSTSmCapV      StOpp2
                                                     ---------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $  37,021       43,977         (89)            --
   Mortality and expense risk charges (note 2) ...     (19,117)     (17,351)       (756)    (2,966,731)
                                                     ---------   ----------    --------    -----------
      Net investment income (loss) ...............      17,904       26,626        (845)    (2,966,731)
                                                     ---------   ----------    --------    -----------

   Proceeds from mutual fund shares sold .........     197,583    7,762,659     264,585     42,838,685
   Cost of mutual fund shares sold ...............    (175,161)  (7,660,123)   (270,034)   (48,786,015)
                                                     ---------   ----------    --------    -----------
      Realized gain (loss) on investments ........      22,422      102,536      (5,449)    (5,947,330)
   Change in unrealized gain (loss)
      on investments .............................      22,614     (114,596)      4,641     43,414,547
                                                     ---------   ----------    --------    -----------
      Net gain (loss) on investments .............      45,036      (12,060)       (808)    37,467,217
                                                     ---------   ----------    --------    -----------
   Reinvested capital gains ......................          --           --          --             --
                                                     ---------   ----------    --------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  62,940       14,566      (1,653)    34,500,486
                                                     =========   ==========    ========    ===========

                                                       StDisc2    VEWrldBdR1     VEWrldBd    VEWrldEMktR1
                                                     ----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................           --          --      4,176,621            --
   Mortality and expense risk charges (note 2) ...     (546,113)     (2,842)      (310,158)       (2,585)
                                                     ----------    --------    -----------    ----------
      Net investment income (loss) ...............     (546,113)     (2,842)     3,866,463        (2,585)
                                                     ----------    --------    -----------    ----------

   Proceeds from mutual fund shares sold .........    8,779,839     799,332     12,046,121       927,125
   Cost of mutual fund shares sold ...............   (8,183,318)   (786,839)   (11,150,898)   (1,001,284)
                                                     ----------    --------    -----------    ----------
      Realized gain (loss) on investments ........      596,521      12,493        895,223       (74,159)
   Change in unrealized gain (loss)
      on investments .............................    3,673,762       9,630     (6,079,207)       63,727
                                                     ----------    --------    -----------    ----------
      Net gain (loss) on investments .............    4,270,283      22,123     (5,183,984)      (10,432)
                                                     ----------    --------    -----------    ----------
   Reinvested capital gains ......................           --          --             --            --
                                                     ----------    --------    -----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    3,724,170      19,281     (1,317,521)      (13,017)
                                                     ==========    ========    ===========    ==========

                                                      VEWrldEMkt    VEWrldHAsR1    VEWrldHAs    VKCorPlus2
                                                     ------------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $    288,655          --         198,616          --
   Mortality and expense risk charges (note 2) ...       (320,754)     (2,944)       (313,050)    (21,571)
                                                     ------------     -------     -----------    --------
      Net investment income (loss) ...............        (32,099)     (2,944)       (114,434)    (21,571)
                                                     ------------     -------     -----------    --------

   Proceeds from mutual fund shares sold .........     21,257,755       3,275      15,344,015     156,071
   Cost of mutual fund shares sold ...............    (15,052,068)     (3,129)    (10,648,056)   (153,571)
                                                     ------------     -------     -----------    --------
      Realized gain (loss) on investments ........      6,205,687         146       4,695,959       2,500
   Change in unrealized gain (loss)
      on investments .............................     (7,482,369)    121,272      (3,892,980)      9,999
                                                     ------------     -------     -----------    --------
      Net gain (loss) on investments .............     (1,276,682)    121,418         802,979      12,499
                                                     ------------     -------     -----------    --------
   Reinvested capital gains ......................             --          --              --          --
                                                     ------------     -------     -----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (1,308,781)    118,474         688,545      (9,072)
                                                     ============     =======     ===========    ========

                                                       VKEmMkt     VKEmMkt2    VKUSRealEst   VKUSRealEst2
                                                     ----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................           --           --            --            --
   Mortality and expense risk charges (note 2) ...     (150,895)     (29,696)   (1,017,666)     (125,225)
                                                     ----------   ----------   -----------    ----------
      Net investment income (loss) ...............     (150,895)     (29,696)   (1,017,666)     (125,225)
                                                     ----------   ----------   -----------    ----------

   Proceeds from mutual fund shares sold .........    7,830,467    2,965,403    24,740,062     1,413,406
   Cost of mutual fund shares sold ...............   (6,621,909)  (2,898,858)  (19,318,194)   (1,165,814)
                                                     ----------   ----------   -----------    ----------
      Realized gain (loss) on investments ........    1,208,558       66,545     5,421,868       247,592
   Change in unrealized gain (loss)
      on investments .............................   (1,988,033)    (275,429)    4,200,039       790,451
                                                     ----------   ----------   -----------    ----------
      Net gain (loss) on investments .............     (779,475)    (208,884)    9,621,907     1,038,043
                                                     ----------   ----------   -----------    ----------
   Reinvested capital gains ......................           --           --            --            --
                                                     ----------   ----------   -----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (930,370)    (238,580)    8,604,241       912,818
                                                     ==========   ==========   ===========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VicDivrStk   VISLgCapGr2   VISLgCapVal2   VISModGr2
                                                     ----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ..........................     $   24          --             327          525
   Mortality and expense risk charges (note 2) ...       (492)        (87)            (77)        (388)
                                                       ------        ----           -----        -----
      Net investment income (loss) ...............       (468)        (87)            250          137
                                                       ------        ----           -----        -----

   Proceeds from mutual fund shares sold .........        400          64              55          186
   Cost of mutual fund shares sold ...............       (359)        (64)            (54)        (185)
                                                       ------        ----           -----        -----
      Realized gain (loss) on investments ........         41          --               1            1
   Change in unrealized gain (loss)
      on investments .............................      4,945         (36)          1,397        4,309
                                                       ------        ----           -----        -----
      Net gain (loss) on investments .............      4,986         (36)          1,398        4,310
                                                       ------        ----           -----        -----
   Reinvested capital gains ......................         --          --              --           --
                                                       ------        ----           -----        -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $4,518        (123)          1,648        4,447
                                                       ======        ====           =====        =====

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                                Total                     AIMBValue2
                                                  --------------------------------   --------------------
                                                        2004             2003           2004        2003
                                                  ---------------   --------------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $    40,485,716       49,441,081     (128,700)     (321)
   Realized gain (loss) on investments ........       (88,874,112)    (541,107,965)      27,014       575
   Change in unrealized gain (loss)
      on investments ..........................       306,834,752    1,379,999,638      777,596    (3,542)
   Reinvested capital gains ...................        18,302,880          695,059           --        --
                                                  ---------------   --------------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       276,749,236      889,027,813      675,910    (3,288)
                                                  ---------------   --------------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,385,020,831      326,563,874   12,035,634   515,746
   Transfers between funds ....................                --               --    2,048,606     2,653
   Redemptions (note 3) .......................    (1,145,516,464)  (1,035,049,382)    (383,066)   (1,041)
   Annuity benefits ...........................        (1,163,831)      (1,267,151)          --        --
   Annual contract maintenance charges
      (note 2) ................................        (3,006,676)      (3,320,245)        (176)       --
   Contingent deferred sales charges
      (note 2) ................................        (4,797,683)      (6,278,061)      (2,418)       --
   Adjustments to maintain reserves ...........            51,135          (15,277)        (470)      (33)
                                                  ---------------   --------------   ----------   -------
      Net equity transactions .................       230,587,312     (719,366,242)  13,698,110   517,325
                                                  ---------------   --------------   ----------   -------

Net change in contract owners' equity .........       507,336,548      169,661,571   14,374,020   514,037
Contract owners' equity beginning of period ...    11,391,384,498    9,986,015,760    9,990,108        --
                                                  ---------------   --------------   ----------   -------
Contract owners' equity end of period .........   $11,898,721,046   10,155,677,331   24,364,128   514,037
                                                  ===============   ==============   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................       558,302,662      572,168,965      725,730        --
                                                  ---------------   --------------   ----------   -------
   Units purchased ............................       216,994,451      229,501,542    1,096,887    44,632
   Units redeemed .............................      (170,950,773)    (262,519,834)    (135,015)     (283)
                                                  ---------------   --------------   ----------   -------
   Ending units ...............................       604,346,340      539,150,673    1,687,602    44,349
                                                  ===============   ==============   ==========   =======

                                                        AIMCapAp2             AIMCapDev2
                                                  --------------------   -------------------
                                                     2004       2003        2004       2003
                                                  ---------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ...............     (31,376)      (677)    (35,863)     (351)
   Realized gain (loss) on investments ........       9,449     19,968      52,968       534
   Change in unrealized gain (loss)
      on investments ..........................      82,288     (5,412)    167,693    12,012
   Reinvested capital gains ...................          --         --          --        --
                                                  ---------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      60,361     13,879     184,798    12,195
                                                  ---------   --------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   2,646,629    239,340   4,043,222   181,565
   Transfers between funds ....................     350,822     (2,496)  1,863,020        --
   Redemptions (note 3) .......................    (106,344)        --    (219,730)       --
   Annuity benefits ...........................          --         --          --        --
   Annual contract maintenance charges
      (note 2) ................................         (49)        --         (40)       --
   Contingent deferred sales charges
      (note 2) ................................      (1,220)        --        (543)       --
   Adjustments to maintain reserves ...........         (81)         5        (141)        9
                                                  ---------   --------   ---------   -------
      Net equity transactions .................   2,889,757    236,849   5,685,788   181,574
                                                  ---------   --------   ---------   -------

Net change in contract owners' equity .........   2,950,118    250,728   5,870,586   193,769
Contract owners' equity beginning of period ...   2,749,979         --   2,180,408        --
                                                  ---------   --------   ---------   -------
Contract owners' equity end of period .........   5,700,097    250,728   8,050,994   193,769
                                                  =========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     208,483         --     156,782        --
                                                  ---------   --------   ---------   -------
   Units purchased ............................     245,485    290,092     493,753    16,275
   Units redeemed .............................     (27,324)  (268,262)    (96,570)       --
                                                  ---------   --------   ---------   -------
   Ending units ...............................     426,644     21,830     553,965    16,275
                                                  =========   ========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     AlgerBal        AlgMidCapGr
                                                  --------------   --------------
                                                    2004    2003     2004    2003
                                                  -------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............   $   891     --      (420)    --
   Realized gain (loss) on investments ........        (8)    --    (8,867)    --
   Change in unrealized gain (loss)
      on investments ..........................    (2,229)    --    (1,234)    --
   Reinvested capital gains ...................        --     --        --     --
                                                  -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,346)    --   (10,521)    --
                                                  -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    94,325     --    41,081     --
   Transfers between funds ....................        --     --    (6,142)    --
   Redemptions (note 3) .......................        --     --        --     --
   Annuity benefits ...........................        --     --        --     --
   Annual contract maintenance charges
      (note 2) ................................        --     --        --     --
   Contingent deferred sales charges
      (note 2) ................................        --     --        --     --
   Adjustments to maintain reserves ...........         5     --         3     --
                                                  -------    ---   -------    ---
         Net equity transactions ..............    94,330     --    34,942     --
                                                  -------    ---   -------    ---

Net change in contract owners' equity .........    92,984     --    24,421     --
Contract owners' equity beginning of period ...        --     --    23,746     --
                                                  -------    ---   -------    ---
Contract owners' equity end of period .........   $92,984     --    48,167     --
                                                  =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ............................        --     --     2,204     --
                                                  -------    ---   -------    ---
   Units purchased ............................     8,690     --    28,202     --
   Units redeemed .............................        --     --   (26,160)    --
                                                  -------    ---   -------    ---
   Ending units ...............................     8,690     --     4,246     --
                                                  =======    ===   =======    ===

                                                         AlGrIncB              AISmCapValB
                                                  ----------------------   -------------------
                                                     2004         2003        2004       2003
                                                  ----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............        8,488       7,262     (43,313)      584
   Realized gain (loss) on investments ........      245,595      15,375     105,071     6,971
   Change in unrealized gain (loss)
      on investments ..........................       38,380      16,825     109,534       847
   Reinvested capital gains ...................           --          --     163,128        --
                                                  ----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      292,463      39,462     334,420     8,402
                                                  ----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   11,506,748   1,528,605   3,355,588   276,486
   Transfers between funds ....................   (2,468,556)    140,679    (621,673)   62,041
   Redemptions (note 3) .......................     (481,626)       (560)   (163,693)   (1,023)
   Annuity benefits ...........................           --          --          --        --
   Annual contract maintenance charges
      (note 2) ................................          (58)         --         (17)       --
   Contingent deferred sales charges
      (note 2) ................................       (4,363)         --        (568)       --
   Adjustments to maintain reserves ...........         (352)      3,237         483    (3,454)
                                                  ----------   ---------   ---------   -------
         Net equity transactions ..............    8,551,793   1,671,961   2,570,120   334,050
                                                  ----------   ---------   ---------   -------

Net change in contract owners' equity .........    8,844,256   1,711,423   2,904,540   342,452
Contract owners' equity beginning of period ...   14,215,858          --   4,130,159        --
                                                  ----------   ---------   ---------   -------
Contract owners' equity end of period .........   23,060,114   1,711,423   7,034,699   342,452
                                                  ==========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................    1,055,483          --     282,978        --
                                                  ----------   ---------   ---------   -------
   Units purchased ............................      948,466     172,104     236,219    29,287
   Units redeemed .............................     (329,061)    (28,938)    (66,936)      (84)
                                                  ----------   ---------   ---------   -------
   Ending units ...............................    1,674,888     143,166     452,261    29,203
                                                  ==========   =========   =========   =======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            ACVPBal                    ACVPCapAp
                                                  --------------------------   -------------------------
                                                      2004           2003          2004          2003
                                                  ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  1,144,584     2,132,919      (906,370)     (870,007)
   Realized gain (loss) on investments ........     (1,280,696)   (3,451,351)  (22,142,419)  (26,089,150)
   Change in unrealized gain (loss)
      on investments ..........................      2,613,946    10,385,094    26,285,841    33,941,850
   Reinvested capital gains ...................             --            --            --            --
                                                  ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,477,834     9,066,662     3,237,052     6,982,693
                                                  ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      2,845,948     1,983,847     2,419,464     2,459,926
   Transfers between funds ....................      1,853,360     3,500,785    (3,230,337)   (4,012,013)
   Redemptions (note 3) .......................    (11,144,029)  (10,567,260)  (11,779,943)  (11,457,113)
   Annuity benefits ...........................        (19,130)      (15,268)      (11,701)      (12,224)
   Annual contract maintenance charges
      (note 2) ................................        (30,855)      (33,602)      (59,560)      (70,375)
   Contingent deferred sales charges
      (note 2) ................................        (41,417)      (69,727)      (56,521)      (77,926)
   Adjustments to maintain reserves ...........          1,840       (23,080)      (10,329)       13,964
                                                  ------------   -----------   -----------   -----------
         Net equity transactions ..............     (6,534,283)   (5,224,305)  (12,728,927)  (13,155,761)
                                                  ------------   -----------   -----------   -----------

Net change in contract owners' equity .........     (4,056,449)    3,842,357    (9,491,875)   (6,173,068)
Contract owners' equity beginning of period ...    118,357,668   106,568,212   141,818,128   140,984,137
                                                  ------------   -----------   -----------   -----------
Contract owners' equity end of period .........   $114,301,219   110,410,569   132,326,253   134,811,069
                                                  ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      6,309,606     6,701,595     6,916,987     8,313,614
                                                  ------------   -----------   -----------   -----------
   Units purchased ............................        504,843       689,427       206,790       361,542
   Units redeemed .............................       (853,135)   (1,023,307)     (847,478)   (1,221,833)
                                                  ------------   -----------   -----------   -----------
   Ending units ...............................      5,961,314     6,367,715     6,276,299     7,453,323
                                                  ============   ===========   ===========   ===========

                                                         ACVPIncGr               ACVPIncGr2
                                                  -----------------------   --------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ----------   -------
Investment activity:
   Net investment income (loss) ...............      418,664      280,005       35,625      (854)
   Realized gain (loss) on investments ........    2,247,776   (5,484,214)     142,768       723
   Change in unrealized gain (loss)
      on investments ..........................     (530,681)   8,654,114      188,942    15,263
   Reinvested capital gains ...................           --           --           --        --
                                                  ----------   ----------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    2,135,759    3,449,905      367,335    15,132
                                                  ----------   ----------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,686,636    1,276,726    6,142,009   525,039
   Transfers between funds ....................   (5,001,630)   2,523,702     (272,471)   87,198
   Redemptions (note 3) .......................   (5,135,060)  (3,837,267)    (255,658)   (6,418)
   Annuity benefits ...........................       (5,047)      (1,973)          --        --
   Annual contract maintenance charges
      (note 2) ................................      (14,881)     (14,276)        (134)       --
   Contingent deferred sales charges
      (note 2) ................................      (27,944)     (31,551)      (4,108)       --
   Adjustments to maintain reserves ...........        1,019         (344)        (707)       --
                                                  ----------   ----------   ----------   -------
         Net equity transactions ..............   (8,496,907)     (84,983)   5,608,931   605,819
                                                  ----------   ----------   ----------   -------

Net change in contract owners' equity .........   (6,361,148)   3,364,922    5,976,266   620,951
Contract owners' equity beginning of period ...   58,313,662   40,968,656    6,815,250        --
                                                  ----------   ----------   ----------   -------
Contract owners' equity end of period .........   51,952,514   44,333,578   12,791,516   620,951
                                                  ==========   ==========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................    5,714,030    5,125,581      513,470        --
                                                  ----------   ----------   ----------   -------
   Units purchased ............................      927,156    2,776,376      566,348    54,410
   Units redeemed .............................   (1,753,149)  (2,918,420)    (150,767)     (773)
                                                  ----------   ----------   ----------   -------
   Ending units ...............................    4,888,037    4,983,537      929,051    53,637
                                                  ==========   ==========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        ACVPInflaPro                 ACVPInt
                                                  -----------------------   -------------------------
                                                      2004         2003         2004          2003
                                                  -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   256,574         574       (98,591)      112,544
   Realized gain (loss) on investments ........        (7,896)      9,849       134,516    (4,015,422)
   Change in unrealized gain (loss)
      on investments ..........................      (468,167)    (11,409)    1,387,840     6,792,186
   Reinvested capital gains ...................        14,793          --            --            --
                                                  -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (204,696)       (986)    1,423,765     2,889,308
                                                  -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    14,628,972   1,986,485         4,622        15,629
   Transfers between funds ....................     7,949,713     677,412    (3,005,900)   (5,711,222)
   Redemptions (note 3) .......................    (1,343,608)     (4,677)   (7,802,150)   (7,610,395)
   Annuity benefits ...........................            --          --       (14,863)      (35,464)
   Annual contract maintenance charges
      (note 2) ................................          (881)         (4)      (21,783)      (26,793)
   Contingent deferred sales charges
      (note 2) ................................        (6,280)         --       (33,809)      (56,279)
   Adjustments to maintain reserves ...........          (540)      1,200           957      (125,359)
                                                  -----------   ---------   -----------   -----------
         Net equity transactions ..............    21,227,376   2,660,416   (10,872,926)  (13,549,883)
                                                  -----------   ---------   -----------   -----------

Net change in contract owners' equity .........    21,022,680   2,659,430    (9,449,161)  (10,660,575)
Contract owners' equity beginning of period ...    13,554,997          --    86,647,528    93,959,791
                                                  -----------   ---------   -----------   -----------
Contract owners' equity end of period .........   $34,577,677   2,659,430    77,198,367    83,299,216
                                                  ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     1,303,256          --     6,008,220     7,997,923
                                                  -----------   ---------   -----------   -----------
   Units purchased ............................     2,797,108     317,044           (25)          555
   Units redeemed .............................      (778,315)    (61,541)     (738,657)   (1,196,263)
                                                  -----------   ---------   -----------   -----------
   Ending units ...............................     3,322,049     255,503     5,269,538     6,802,215
                                                  ===========   =========   ===========   ===========

                                                         ASVPInt2                  ACVPInt3
                                                  ----------------------   -----------------------
                                                     2004        2003         2004         2003
                                                  ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (14,813)      (2,153)     (28,680)      21,843
   Realized gain (loss) on investments ........     124,059      250,597      460,579   (1,409,524)
   Change in unrealized gain (loss)
      on investments ..........................    (117,067)      (1,860)     (91,320)   2,182,398
   Reinvested capital gains ...................          --           --           --           --
                                                  ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (7,821)     246,584      340,579      794,717
                                                  ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   2,119,326      227,677    2,318,830    2,311,397
   Transfers between funds ....................    (930,821)    (244,119)     515,374    1,736,256
   Redemptions (note 3) .......................    (550,867)        (305)  (2,447,810)  (1,723,029)
   Annuity benefits ...........................          --           --       (1,106)          --
   Annual contract maintenance charges
      (note 2) ................................         (49)          --       (5,653)      (4,342)
   Contingent deferred sales charges
      (note 2) ................................        (810)          --      (16,102)     (12,640)
   Adjustments to maintain reserves ...........        (448)          10       (7,030)      96,468
                                                  ---------   ----------   ----------   ----------
         Net equity transactions ..............     636,331      (16,737)     356,503    2,404,110
                                                  ---------   ----------   ----------   ----------

Net change in contract owners' equity .........     628,510      229,847      697,082    3,198,827
Contract owners' equity beginning of period ...   3,091,431           --   24,032,865   15,231,448
                                                  ---------   ----------   ----------   ----------
Contract owners' equity end of period .........   3,719,941      229,847   24,729,947   18,430,275
                                                  =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     238,887           --    2,431,962    1,893,970
                                                  ---------   ----------   ----------   ----------
   Units purchased ............................   1,005,997    1,793,565      561,059    1,470,758
   Units redeemed .............................    (961,814)  (1,772,729)    (530,406)  (1,166,570)
                                                  ---------   ----------   ----------   ----------
   Ending units ...............................     283,070       20,836    2,462,615    2,198,158
                                                  =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       ACVPInt4             ACVPUltra
                                                  -----------------   ---------------------
                                                     2004      2003      2004        2003
                                                  ----------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (1,768)   --      (42,202)    (15,394)
   Realized gain (loss) on investments ........         (101)   --      132,741      42,761
   Change in unrealized gain (loss)
      on investments ..........................       33,213    --      163,657     262,602
   Reinvested capital gains ...................           --    --           --          --
                                                  ----------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       31,344    --      254,196     289,969
                                                  ----------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      921,346    --      208,918     105,143
   Transfers between funds ....................      548,048    --    1,043,060   2,681,747
   Redemptions (note 3) .......................      (16,073)   --     (547,615)   (192,300)
   Annuity benefits ...........................           --    --           --          --
   Annual contract maintenance charges
      (note 2) ................................           --    --       (1,062)       (303)
   Contingent deferred sales charges
      (note 2) ................................          (58)   --       (2,298)       (397)
   Adjustments to maintain reserves ...........       (4,172)   --          105         (16)
                                                  ----------   ---    ---------   ---------
         Net equity transactions ..............    1,449,091    --      701,108   2,593,874
                                                  ----------   ---    ---------   ---------

Net change in contract owners' equity .........    1,480,435    --      955,304   2,883,843
Contract owners' equity beginning of period ...           --    --    5,850,738   1,151,365
                                                  ----------   ---    ---------   ---------
Contract owners' equity end of period .........   $1,480,435    --    6,806,042   4,035,208
                                                  ==========   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ............................           --    --      596,069     144,545
                                                  ----------   ---    ---------   ---------
   Units purchased ............................      149,717    --      266,967     810,426
   Units redeemed .............................       (2,902)   --     (198,352)   (497,769)
                                                  ----------   ---    ---------   ---------
   Ending units ...............................      146,815    --      664,684     457,202
                                                  ==========   ===    =========   =========

                                                       ACVPUltra2                ACVPVal
                                                  -------------------   -------------------------
                                                     2004       2003        2004          2003
                                                  ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (42,458)     (514)      637,590       659,142
   Realized gain (loss) on investments ........      45,102        69       917,308    (5,111,295)
   Change in unrealized gain (loss)
      on investments ..........................     189,611     8,486     6,259,854    15,295,437
   Reinvested capital gains ...................          --        --     1,416,862            --
                                                  ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     192,255     8,041     9,231,614    10,843,284
                                                  ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   4,095,401   314,520     4,521,097     4,022,005
   Transfers between funds ....................   2,771,942    15,891    20,300,848    (4,449,534)
   Redemptions (note 3) .......................    (301,180)      (98)  (17,584,942)  (15,018,379)
   Annuity benefits ...........................          --        --       (31,154)      (29,509)
   Annual contract maintenance charges
      (note 2) ................................         (88)       --       (37,470)      (36,989)
   Contingent deferred sales charges
      (note 2) ................................      (5,958)       --       (71,294)      (96,538)
   Adjustments to maintain reserves ...........         (61)       11         6,403       (32,935)
                                                  ---------   -------   -----------   -----------
         Net equity transactions ..............   6,560,056   330,324     7,103,488   (15,641,879)
                                                  ---------   -------   -----------   -----------

Net change in contract owners' equity .........   6,752,311   338,365    16,335,102    (4,798,595)
Contract owners' equity beginning of period ...   3,176,173        --   164,906,597   151,466,928
                                                  ---------   -------   -----------   -----------
Contract owners' equity end of period .........   9,928,484   338,365   181,241,699   146,668,333
                                                  =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     251,964        --     9,070,068    10,608,306
                                                  ---------   -------   -----------   -----------
   Units purchased ............................     566,329    30,305     2,466,032     2,547,576
   Units redeemed .............................     (73,196)       (9)   (2,087,323)   (3,710,742)
                                                  ---------   -------   -----------   -----------
   Ending units ...............................     745,097    30,296     9,448,777     9,445,140
                                                  =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         ACVPVal2                  AmerGro
                                                  ---------------------   -----------------------
                                                      2004        2003       2004         2003
                                                  -----------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $       948      (965)    (119,059)     (83,273)
   Realized gain (loss) on investments ........        39,027         1     (136,943)    (456,021)
   Change in unrealized gain (loss)
      on investments ..........................       817,731     5,389    1,038,580    3,309,092
   Reinvested capital gains ...................       129,508        --           --           --
                                                  -----------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       987,214     4,425      782,578    2,769,798
                                                  -----------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    13,659,927   812,670      157,355      145,753
   Transfers between funds ....................     1,238,620     9,309      197,257      (35,577)
   Redemptions (note 3) .......................      (902,126)       --   (1,512,779)    (980,770)
   Annuity benefits ...........................            --        --       (6,487)      (4,921)
   Annual contract maintenance charges
      (note 2) ................................          (272)       --       (3,703)      (4,050)
   Contingent deferred sales charges
      (note 2) ................................        (8,057)       --       (3,500)      (1,735)
   Adjustments to maintain reserves ...........        (3,025)      (13)         378         (114)
                                                  -----------   -------   ----------   ----------
         Net equity transactions ..............    13,985,067   821,966   (1,171,479)    (881,414)
                                                  -----------   -------   ----------   ----------

Net change in contract owners' equity .........    14,972,281   826,391     (388,901)   1,888,384
Contract owners' equity beginning of period ...    11,835,842        --   20,262,434   16,224,490
                                                  -----------   -------   ----------   ----------
Contract owners' equity end of period .........   $26,808,123   826,391   19,873,533   18,112,874
                                                  ===========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       875,072        --      365,065      395,501
                                                  -----------   -------   ----------   ----------
   Units purchased ............................     1,234,724    71,375        7,744        7,338
   Units redeemed .............................      (224,873)     (168)     (28,541)     (27,651)
                                                  -----------   -------   ----------   ----------
   Ending units ...............................     1,884,923    71,207      344,268      375,188
                                                  ===========   =======   ==========   ==========

                                                         AmerHiYld              AmerUSGvt
                                                  ---------------------   ---------------------
                                                     2004        2003        2004       2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     123,040     201,538     113,711      89,965
   Realized gain (loss) on investments ........      63,211     282,884       3,156      40,586
   Change in unrealized gain (loss)
      on investments ..........................    (166,039)   (215,264)   (124,605)    (65,093)
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      20,212     269,158      (7,738)     65,458
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      25,915      38,902      18,055      24,822
   Transfers between funds ....................    (282,921)    199,592     (53,951)    (26,959)
   Redemptions (note 3) .......................    (329,904)   (104,603)   (152,429)   (189,463)
   Annuity benefits ...........................      (3,802)     (3,123)     (2,698)     (2,749)
   Annual contract maintenance charges
      (note 2) ................................        (516)       (617)     (1,052)     (1,249)
   Contingent deferred sales charges
      (note 2) ................................        (506)       (791)       (380)       (753)
   Adjustments to maintain reserves ...........          11         260          37          20
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............    (591,723)    129,620    (192,418)   (196,331)
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........    (571,511)    398,778    (200,156)   (130,873)
Contract owners' equity beginning of period ...   2,735,358   1,405,618   2,943,370   3,301,968
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   2,163,847   1,804,396   2,743,214   3,171,095
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      79,839      52,094     110,931     125,824
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................      35,219     231,432         685      23,241
   Units redeemed .............................     (52,382)   (226,337)     (7,842)    (30,573)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................      62,676      57,189     103,774     118,492
                                                  =========   =========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        ChScMM                CSGPVen
                                                  ------------------   ---------------------
                                                      2004      2003      2004        2003
                                                  -----------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    (6,257)    --     (44,991)    (38,283)
   Realized gain (loss) on investments ........            --     --      75,911    (351,573)
   Change in unrealized gain (loss)
      on investments ..........................            --     --     430,021   1,332,742
   Reinvested capital gains ...................            --     --          --          --
                                                  -----------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (6,257)    --     460,941     942,886
                                                  -----------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     5,913,152     --           2      13,468
   Transfers between funds ....................    (2,421,600)    --    (278,294)   (365,158)
   Redemptions (note 3) .......................    (3,101,532)    --    (627,875)   (478,584)
   Annuity benefits ...........................            --     --      (1,813)     (4,254)
   Annual contract maintenance charges
      (note 2) ................................           (60)    --      (2,367)     (2,518)
   Contingent deferred sales charges
      (note 2) ................................            --     --      (2,446)     (2,778)
   Adjustments to maintain reserves ...........            43     --         830     (18,690)
                                                  -----------    ---   ---------   ---------
         Net equity transactions ..............       390,003     --    (911,963)   (858,514)
                                                  -----------    ---   ---------   ---------

Net change in contract owners' equity .........       383,746     --    (451,022)     84,372
Contract owners' equity beginning of period ...     2,456,759     --   6,844,577   6,142,047
                                                  -----------    ---   ---------   ---------
Contract owners' equity end of period .........   $ 2,840,505     --   6,393,555   6,226,419
                                                  ===========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       245,954     --     665,511     871,300
                                                  -----------    ---   ---------   ---------
   Units purchased ............................     1,592,527     --          13          48
   Units redeemed .............................    (1,553,383)    --     (84,533)   (121,543)
                                                  -----------    ---   ---------   ---------
   Ending units ...............................       285,098     --     580,991     749,805
                                                  ===========    ===   =========   =========

                                                          CSIntFoc                  CSSmCapGr
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (357,374)    (335,355)   (1,001,032)     (769,118)
   Realized gain (loss) on investments ........      564,048   (2,050,981)       85,760   (15,431,538)
   Change in unrealized gain (loss)
      on investments ..........................      (14,860)   5,997,683    10,385,831    35,700,401
   Reinvested capital gains ...................           --           --            --            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      191,814    3,611,347     9,470,559    19,499,745
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        1,066       14,155     2,883,523     2,533,397
   Transfers between funds ....................     (979,320)  (2,637,127)     (811,070)   (2,229,082)
   Redemptions (note 3) .......................   (4,880,743)  (4,947,774)  (13,858,519)  (10,013,574)
   Annuity benefits ...........................      (11,362)      (9,250)       (9,290)       (8,298)
   Annual contract maintenance charges
      (note 2) ................................      (12,352)     (14,085)      (41,799)      (41,833)
   Contingent deferred sales charges
      (note 2) ................................      (19,183)     (30,770)      (73,728)      (79,207)
   Adjustments to maintain reserves ...........        1,155      (44,937)        4,397         5,013
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............   (5,900,739)  (7,669,788)  (11,906,486)   (9,833,584)
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........   (5,708,925)  (4,058,441)   (2,435,927)    9,666,161
Contract owners' equity beginning of period ...   54,827,175   54,269,073   147,186,504   113,874,802
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   49,118,250   50,210,632   144,750,577   123,540,963
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    5,366,505    6,977,625     8,999,069    10,206,558
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................            2         (126)    1,004,346     1,715,347
   Units redeemed .............................     (575,181)  (1,007,729)   (1,712,865)   (2,543,112)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    4,791,326    5,969,770     8,290,550     9,378,793
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         DrySmCapIxS                  DrySRGro
                                                  ------------------------   -------------------------
                                                      2004         2003          2004          2003
                                                  -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (180,483)     (33,349)     (846,892)     (764,015)
   Realized gain (loss) on investments ........       984,981      631,149    (7,976,401)  (12,141,774)
   Change in unrealized gain (loss)
      on investments ..........................     1,408,304      161,131    11,547,628    22,986,858
   Reinvested capital gains ...................        31,229           --            --            --
                                                  -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,244,031      758,931     2,724,335    10,081,069
                                                  -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     6,459,450      529,589     3,800,811     3,981,889
   Transfers between funds ....................    (2,141,905)   4,580,840    (9,168,434)   (3,610,824)
   Redemptions (note 3) .......................    (1,844,717)    (320,034)  (10,210,577)   (9,147,357)
   Annuity benefits ...........................           (27)         (10)       (8,646)      (21,920)
   Annual contract maintenance charges
      (note 2) ................................        (2,917)        (799)      (59,634)      (68,176)
   Contingent deferred sales charges
      (note 2) ................................       (10,639)      (1,485)      (75,900)     (101,947)
   Adjustments to maintain reserves ...........         2,329        1,164         2,851       (43,065)
                                                  -----------   ----------   -----------   -----------
         Net equity transactions ..............     2,461,574    4,789,265   (15,719,529)   (9,011,400)
                                                  -----------   ----------   -----------   -----------

Net change in contract owners' equity .........     4,705,605    5,548,196   (12,995,194)    1,069,669
Contract owners' equity beginning of period ...    27,177,377    3,546,444   135,642,436   117,905,006
                                                  -----------   ----------   -----------   -----------
Contract owners' equity end of period .........   $31,882,982    9,094,640   122,647,242   118,974,675
                                                  ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     2,490,303      466,308     6,701,628     7,243,408
                                                  -----------   ----------   -----------   -----------
   Units purchased ............................     1,454,233    2,245,203       334,750       724,877
   Units redeemed .............................    (1,452,316)  (1,651,393)   (1,111,575)   (1,301,379)
                                                  -----------   ----------   -----------   -----------
   Ending units ...............................     2,492,220    1,060,118     5,924,803     6,666,906
                                                  ===========   ==========   ===========   ===========

                                                           DryStkIx                  DryStklxS
                                                  -------------------------   --------------------
                                                      2004          2003         2004        2003
                                                  -----------   -----------   ----------   -------
Investment activity:
   Net investment income (loss) ...............      (103,670)      447,806      (22,020)    1,665
   Realized gain (loss) on investments ........   (29,468,711)  (72,948,712)     775,215     3,084
   Change in unrealized gain (loss)
      on investments ..........................    49,590,587   144,450,298       72,519    12,549
   Reinvested capital gains ...................            --            --           --        --
                                                  -----------   -----------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    20,018,206    71,949,392      825,714    17,298
                                                  -----------   -----------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    17,234,003    16,018,025   28,574,121   860,730
   Transfers between funds ....................   (10,980,103)  (26,574,720)   1,753,285    91,887
   Redemptions (note 3) .......................   (71,843,603)  (61,821,897)  (2,032,303)   (1,622)
   Annuity benefits ...........................      (100,607)     (106,794)          --        --
   Annual contract maintenance charges
      (note 2) ................................      (229,630)     (252,312)        (297)       --
   Contingent deferred sales charges
      (note 2) ................................      (391,381)     (499,666)      (9,032)       --
   Adjustments to maintain reserves ...........        16,280       (20,528)      (1,104)       (9)
                                                  -----------   -----------   ----------   -------
         Net equity transactions ..............   (66,295,041)  (73,257,892)  28,284,670   950,986
                                                  -----------   -----------   ----------   -------

Net change in contract owners' equity .........   (46,276,835)   (1,308,500)  29,110,384   968,284
Contract owners' equity beginning of period ...   797,865,527   741,972,235   20,724,193        --
                                                  -----------   -----------   ----------   -------
Contract owners' equity end of period .........   751,588,692   740,663,735   49,834,577   968,284
                                                  ===========   ===========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................    32,699,415    38,520,995    1,563,084        --
                                                  -----------   -----------   ----------   -------
   Units purchased ............................     3,031,735     7,089,016    3,191,439    87,142
   Units redeemed .............................    (5,727,062)  (10,946,395)  (1,069,446)   (4,132)
                                                  -----------   -----------   ----------   -------
   Ending units ...............................    30,004,088    34,663,616    3,685,077    83,010
                                                  ===========   ===========   ==========   =======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          DryVIFApp               DryVIFAppS
                                                  ------------------------   --------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $  (475,276)    (450,917)     (62,510)   (1,269)
   Realized gain (loss) on investments ........       289,009   (5,626,476)      42,460        20
   Change in unrealized gain (loss)
      on investments ..........................     1,071,786   11,169,006       65,500    18,140
   Reinvested capital gains ...................            --           --           --        --
                                                  -----------   ----------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       885,519    5,091,613       45,450    16,891
                                                  -----------   ----------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,987,861    1,892,651    6,654,253   373,998
   Transfers between funds ....................        98,837   (1,521,996)     403,628   324,790
   Redemptions (note 3) .......................    (6,463,259)  (6,221,084)    (201,531)     (227)
   Annuity benefits ...........................        (4,133)     (22,545)          --        --
   Annual contract maintenance charges
      (note 2) ................................       (21,390)     (24,478)         (59)       --
   Contingent deferred sales charges
      (note 2) ................................       (42,267)     (51,096)      (1,233)       --
   Adjustments to maintain reserves ...........         3,541      (41,651)        (168)      (30)
                                                  -----------   ----------   ----------   -------
         Net equity transactions ..............    (4,440,810)  (5,990,199)   6,854,890   698,531
                                                  -----------   ----------   ----------   -------

Net change in contract owners' equity .........    (3,555,291)    (898,586)   6,900,340   715,422
Contract owners' equity beginning of period ...    74,603,235   73,553,647    4,997,749        --
                                                  -----------   ----------   ----------   -------
Contract owners' equity end of period .........   $71,047,944   72,655,061   11,898,089   715,422
                                                  ===========   ==========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................     6,013,001    7,086,046      396,749        --
                                                  -----------   ----------   ----------   -------
   Units purchased ............................       706,095    1,207,507      634,573    62,963
   Units redeemed .............................    (1,063,126)  (1,797,833)     (96,466)      (22)
                                                  -----------   ----------   ----------   -------
   Ending units ...............................     5,655,970    6,495,720      934,856    62,941
                                                  ===========   ==========   ==========   =======

                                                      DryVIFDevLdS            DryVIFGrInc
                                                  -------------------   -----------------------
                                                     2004       2003       2004         2003
                                                  ---------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (28,987)     (242)    (132,239)    (119,938)
   Realized gain (loss) on investments ........      73,291         8   (1,174,886)  (4,130,276)
   Change in unrealized gain (loss)
      on investments ..........................      (6,509)    8,465    1,286,621    8,224,803
   Reinvested capital gains ...................          --        --           --           --
                                                  ---------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      37,795     8,231      (20,504)   3,974,589
                                                  ---------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   2,865,778   134,536    1,427,435    1,427,581
   Transfers between funds ....................     505,737        --       26,453   (2,481,704)
   Redemptions (note 3) .......................     (90,898)       --   (4,727,402)  (4,047,366)
   Annuity benefits ...........................          --        --         (226)        (179)
   Annual contract maintenance charges
      (note 2) ................................         (69)       --      (16,833)     (18,079)
   Contingent deferred sales charges
      (note 2) ................................      (1,987)       --      (29,908)     (42,232)
   Adjustments to maintain reserves ...........         (45)      (16)         678     (223,054)
                                                  ---------   -------   ----------   ----------
         Net equity transactions ..............   3,278,516   134,520   (3,319,803)  (5,385,033)
                                                  ---------   -------   ----------   ----------

Net change in contract owners' equity .........   3,316,311   142,751   (3,340,307)  (1,410,444)
Contract owners' equity beginning of period ...   1,800,570        --   50,161,095   46,739,438
                                                  ---------   -------   ----------   ----------
Contract owners' equity end of period .........   5,116,881   142,751   46,820,788   45,328,994
                                                  =========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     131,238        --    4,245,970    4,941,819
                                                  ---------   -------   ----------   ----------
   Units purchased ............................     307,973    12,174      270,790      405,850
   Units redeemed .............................     (78,911)       (1)    (555,464)    (990,948)
                                                  ---------   -------   ----------   ----------
   Ending units ...............................     360,300    12,173    3,961,296    4,356,721
                                                  =========   =======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FedAmLeadS            FedCapApS
                                                  -------------------   -------------------
                                                     2004       2003      2004        2003
                                                  ----------   ------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $    7,994      (42)     (9,302)      (53)
   Realized gain (loss) on investments ........        3,346       10      31,653       212
   Change in unrealized gain (loss)
      on investments ..........................       16,785      139     (20,384)   (2,280)
   Reinvested capital gains ...................           --       --          --        --
                                                  ----------   ------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       28,125      107       1,967    (2,121)
                                                  ----------   ------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,429,913   42,811   1,571,505   286,422
   Transfers between funds ....................       (1,679)     (42)   (216,739)   (5,307)
   Redemptions (note 3) .......................      (22,092)      --     (93,775)       --
   Annuity benefits ...........................           --       --          --        --
   Annual contract maintenance charges
      (note 2) ................................           (5)      --          (6)       --
   Contingent deferred sales charges
      (note 2) ................................         (540)      --        (288)       --
   Adjustments to maintain reserves ...........          (77)      (7)        (12)       --
                                                  ----------   ------   ---------   -------
         Net equity transactions ..............    1,405,520   42,762   1,260,685   281,115
                                                  ----------   ------   ---------   -------

Net change in contract owners' equity .........    1,433,645   42,869   1,262,652   278,994
Contract owners' equity beginning of period ...    1,001,093       --   2,254,950        --
                                                  ----------   ------   ---------   -------
Contract owners' equity end of period .........   $2,434,738   42,869   3,517,602   278,994
                                                  ==========   ======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       77,357       --     177,660        --
                                                  ----------   ------   ---------   -------
   Units purchased ............................      112,733    3,747     128,968    26,021
   Units redeemed .............................       (4,492)      (4)    (32,211)     (462)
                                                  ----------   ------   ---------   -------
   Ending units ...............................      185,598    3,743     274,417    25,559
                                                  ==========   ======   =========   =======

                                                         FedQualBd                FedQualBdS
                                                  -----------------------   ----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............    1,046,448    1,014,717      690,634        (926)
   Realized gain (loss) on investments ........      (52,486)     516,680     (124,140)       (454)
   Change in unrealized gain (loss)
      on investments ..........................   (1,424,935)    (122,138)  (1,233,483)     (4,592)
   Reinvested capital gains ...................      273,895           --      198,383          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (157,078)   1,409,259     (468,606)     (5,972)
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      564,802    1,083,750   13,815,155   1,803,148
   Transfers between funds ....................   (4,701,035)  17,661,987   (1,748,158)    292,639
   Redemptions (note 3) .......................   (3,843,175)  (4,271,182)    (471,028)     (4,505)
   Annuity benefits ...........................           --           --           --          --
   Annual contract maintenance charges
      (note 2) ................................       (5,672)      (6,612)        (271)         --
   Contingent deferred sales charges
      (note 2) ................................      (11,483)     (23,260)      (7,240)        (81)
   Adjustments to maintain reserves ...........        1,011          (23)        (558)         (9)
                                                  ----------   ----------   ----------   ---------
         Net equity transactions ..............   (7,995,552)  14,444,660   11,587,900   2,091,192
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity .........   (8,152,630)  15,853,919   11,119,294   2,085,220
Contract owners' equity beginning of period ...   34,160,926   27,343,161   17,093,448          --
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period .........   26,008,296   43,197,080   28,212,742   2,085,220
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................    3,097,044    2,559,029    1,665,638          --
                                                  ----------   ----------   ----------   ---------
   Units purchased ............................      379,024    3,136,999    2,497,558     202,235
   Units redeemed .............................   (1,101,802)  (1,813,118)  (1,391,318)       (809)
                                                  ----------   ----------   ----------   ---------
   Ending units ...............................    2,374,266    3,882,910    2,771,878     201,426
                                                  ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             FidVIPEI                     FidVIPEI2
                                                  ------------------------------   ----------------------
                                                       2004            2003           2004         2003
                                                  --------------   -------------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   10,311,330      13,217,378      158,433      (2,038)
   Realized gain (loss) on investments ........       (2,884,127)    (25,631,692)       5,101           3
   Change in unrealized gain (loss)
      on investments ..........................       19,706,121     107,676,729      845,132      18,314
   Reinvested capital gains ...................        4,312,706              --      126,654          --
                                                  --------------   -------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       31,446,030      95,262,415    1,135,320      16,279
                                                  --------------   -------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       18,160,811      15,737,036   33,549,136   1,912,546
   Transfers between funds ....................        5,518,910       1,435,898    1,657,281      24,234
   Redemptions (note 3) .......................     (105,937,431)    (97,438,754)  (2,320,935)     (1,372)
   Annuity benefits ...........................         (134,660)       (124,531)          --          --
   Annual contract maintenance charges
      (note 2) ................................         (292,148)       (317,132)        (423)         --
   Contingent deferred sales charges
      (note 2) ................................         (354,444)       (560,245)     (10,333)         --
   Adjustments to maintain reserves ...........           (2,382)       (131,401)        (706)        (27)
                                                  --------------   -------------   ----------   ---------
         Net equity transactions ..............      (83,041,344)    (81,399,129)  32,874,020   1,935,381
                                                  --------------   -------------   ----------   ---------

Net change in contract owners' equity .........      (51,595,314)     13,863,286   34,009,340   1,951,660
Contract owners' equity beginning of period ...    1,173,769,509   1,061,783,553   26,626,620          --
                                                  --------------   -------------   ----------   ---------
Contract owners' equity end of period .........   $1,122,174,195   1,075,646,839   60,635,960   1,951,660
                                                  ==============   =============   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................       35,119,867      41,305,904    1,963,742          --
                                                  --------------   -------------   ----------   ---------
   Units purchased ............................        1,672,823       3,610,271    2,770,060     167,279
   Units redeemed .............................       (4,330,898)     (7,007,891)    (376,382)       (293)
                                                  --------------   -------------   ----------   ---------
   Ending units ...............................       32,461,792      37,908,284    4,357,420     166,986
                                                  ==============   =============   ==========   =========

                                                             FidVIPGr                    FidVIPGr2
                                                  -----------------------------   ----------------------
                                                       2004            2003          2004         2003
                                                  -------------   -------------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............      (4,784,167)     (3,842,777)    (171,537)     (1,019)
   Realized gain (loss) on investments ........     (46,995,575)   (109,448,640)     269,839       3,801
   Change in unrealized gain (loss)
      on investments ..........................      61,251,301     238,754,681     (166,109)     (4,344)
   Reinvested capital gains ...................              --              --           --          --
                                                  -------------   -------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       9,471,559     125,463,264      (67,807)     (1,562)
                                                  -------------   -------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      23,442,357      22,658,388   18,500,046   1,235,137
   Transfers between funds ....................     (16,202,333)    (27,485,121)   2,774,162      20,065
   Redemptions (note 3) .......................     (99,448,228)    (90,484,657)  (1,072,278)        (44)
   Annuity benefits ...........................        (184,211)       (189,335)          --          --
   Annual contract maintenance charges
      (note 2) ................................        (417,941)       (463,746)        (248)         --
   Contingent deferred sales charges
      (note 2) ................................        (498,252)       (579,907)      (3,614)         --
   Adjustments to maintain reserves ...........         (73,050)       (255,525)        (518)          2
                                                  -------------   -------------   ----------   ---------
         Net equity transactions ..............     (93,381,658)    (96,799,903)  20,197,550   1,255,160
                                                  -------------   -------------   ----------   ---------

Net change in contract owners' equity .........     (83,910,099)     28,663,361   20,129,743   1,253,598
Contract owners' equity beginning of period ...   1,208,544,502   1,072,241,575   14,579,923          --
                                                  -------------   -------------   ----------   ---------
Contract owners' equity end of period .........   1,124,634,403   1,100,904,936   34,709,666   1,253,598
                                                  =============   =============   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      30,857,133      36,598,859    1,072,088          --
                                                  -------------   -------------   ----------   ---------
   Units purchased ............................       1,327,113       4,744,746    2,133,294     113,017
   Units redeemed .............................      (4,028,309)     (8,425,839)    (662,863)     (7,429)
                                                  -------------   -------------   ----------   ---------
   Ending units ...............................      28,155,937      32,917,766    2,542,519     105,588
                                                  =============   =============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           FidVIPHI                     FidVIPOv
                                                  --------------------------   -------------------------
                                                      2004           2003          2004          2003
                                                  ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $ 19,217,080    15,859,702       902,388       465,337
   Realized gain (loss) on investments ........     13,601,364     3,496,821     2,402,342    (5,555,156)
   Change in unrealized gain (loss)
      on investments ..........................    (32,839,706)   19,759,084    (2,302,040)   18,621,723
   Reinvested capital gains ...................             --            --            --            --
                                                  ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (21,262)   39,115,607     1,002,690    13,531,904
                                                  ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,925,197     3,296,306         5,768          (341)
   Transfers between funds ....................    (40,557,928)   39,633,217    (2,553,417)   (7,165,344)
   Redemptions (note 3) .......................    (28,171,872)  (27,026,201)  (15,428,064)  (13,716,710)
   Annuity benefits ...........................        (29,248)      (29,044)      (17,346)      (20,080)
   Annual contract maintenance charges
      (note 2) ................................        (52,652)      (62,576)      (59,581)      (62,679)
   Contingent deferred sales charges
      (note 2) ................................        (74,981)     (120,971)      (57,874)      (70,605)
   Adjustments to maintain reserves ...........          5,347        (1,724)        4,208      (252,912)
                                                  ------------   -----------   -----------   -----------
         Net equity transactions ..............    (64,956,137)   15,689,007   (18,106,306)  (21,288,671)
                                                  ------------   -----------   -----------   -----------

Net change in contract owners' equity .........    (64,977,399)   54,804,614   (17,103,616)   (7,756,767)
Contract owners' equity beginning of period ...    283,379,631   232,133,023   188,095,693   167,924,648
                                                  ------------   -----------   -----------   -----------
Contract owners' equity end of period .........   $218,402,232   286,937,637   170,992,077   160,167,881
                                                  ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     16,497,401    17,053,114    10,235,114    12,965,489
                                                  ------------   -----------   -----------   -----------
   Units purchased ............................      4,428,376    12,840,513            38          (359)
   Units redeemed .............................     (8,230,940)  (11,849,450)     (967,542)   (1,707,646)
                                                  ------------   -----------   -----------   -----------
   Ending units ...............................     12,694,837    18,044,177     9,267,610    11,257,484
                                                  ============   ===========   ===========   ===========

                                                         FidVIPOvR                 FidVIPOvS2
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      184,011       38,725       20,072       (2,536)
   Realized gain (loss) on investments ........      704,470     (596,017)     657,113      256,211
   Change in unrealized gain (loss)
      on investments ..........................   (1,146,782)   2,747,005     (862,873)        (121)
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (258,301)   2,189,713     (185,688)     253,554
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,946,348    3,524,439    6,239,791      215,450
   Transfers between funds ....................   10,470,846    2,893,663   (6,043,757)     187,002
   Redemptions (note 3) .......................   (4,566,823)  (1,829,407)    (466,251)          --
   Annuity benefits ...........................         (116)          --           --           --
   Annual contract maintenance charges
      (note 2) ................................       (8,873)      (5,200)         (64)          --
   Contingent deferred sales charges
      (note 2) ................................      (21,134)     (11,831)      (5,845)          --
   Adjustments to maintain reserves ...........        1,968      165,410          143           20
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............    9,822,216    4,737,074     (275,983)     402,472
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........    9,563,915    6,926,787     (461,671)     656,026
Contract owners' equity beginning of period ...   38,902,404   15,399,653   11,143,294           --
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   48,466,319   22,326,440   10,681,623      656,026
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    3,556,585    1,991,220      759,076           --
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................    1,855,335    1,381,909      876,708    2,215,376
   Units redeemed .............................     (995,025)    (737,879)    (906,303)  (2,158,221)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................    4,416,895    2,635,250      729,481       57,155
                                                  ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPOvS2R               FidVIPAM
                                                  -----------------   -------------------------
                                                     2004      2003       2004          2003
                                                  ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   (7,290)    --     8,888,104    13,362,316
   Realized gain (loss) on investments ........           --     --    (7,279,976)   (9,349,488)
   Change in unrealized gain (loss)
      on investments ..........................       94,750     --     1,202,330    34,551,273
   Reinvested capital gains ...................           --     --            --            --
                                                  ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       87,460     --     2,810,458    38,564,101
                                                  ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,425,430     --     6,879,330     6,296,904
   Transfers between funds ....................    2,438,273     --   (11,378,524)   (3,877,954)
   Redemptions (note 3) .......................      (11,575)    --   (39,926,644)  (41,257,750)
   Annuity benefits ...........................           --     --       (37,923)      (56,314)
   Annual contract maintenance charges
      (note 2) ................................           (2)    --      (140,655)     (164,287)
   Contingent deferred sales charges
      (note 2) ................................         (222)    --      (126,057)     (186,476)
   Adjustments to maintain reserves ...........         (125)    --        32,652         3,966
                                                  ----------    ---   -----------   -----------
         Net equity transactions ..............    5,851,779     --   (44,697,821)  (39,241,911)
                                                  ----------    ---   -----------   -----------

Net change in contract owners' equity .........    5,939,239     --   (41,887,363)     (677,810)
Contract owners' equity beginning of period ...           --     --   450,425,568   441,149,725
                                                  ----------    ---   -----------   -----------
Contract owners' equity end of period .........   $5,939,239     --   408,538,205   440,471,915
                                                  ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................           --     --    18,528,814    21,172,985
                                                  ----------    ---   -----------   -----------
   Units purchased ............................      602,773     --       540,693       673,445
   Units redeemed .............................       (4,502)    --    (2,524,874)   (2,631,019)
                                                  ----------    ---   -----------   -----------
   Ending units ...............................      598,271     --    16,544,633    19,215,411
                                                  ==========    ===   ===========   ===========

                                                          FidVIPCon                 FidVIPCon2
                                                  -------------------------   ----------------------
                                                      2004          2003         2004         2003
                                                  -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............    (2,391,096)   (1,044,914)    (246,816)     (2,910)
   Realized gain (loss) on investments ........      (662,616)  (13,267,439)      21,190         318
   Change in unrealized gain (loss)
      on investments ..........................    42,102,406    67,003,344    2,520,346      56,031
   Reinvested capital gains ...................            --            --           --          --
                                                  -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    39,048,694    52,690,991    2,294,720      53,439
                                                  -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    13,835,864    11,620,299   34,136,515   2,166,978
   Transfers between funds ....................    12,009,412    (5,142,908)   2,921,108      42,727
   Redemptions (note 3) .......................   (65,599,674)  (56,839,419)  (1,511,148)     (8,059)
   Annuity benefits ...........................       (36,446)      (60,763)          --          --
   Annual contract maintenance charges
      (note 2) ................................      (185,361)     (201,301)        (378)         --
   Contingent deferred sales charges
      (note 2) ................................      (271,362)     (418,373)     (12,485)         --
   Adjustments to maintain reserves ...........        16,210         6,759         (925)          4
                                                  -----------   -----------   ----------   ---------
         Net equity transactions ..............   (40,231,357)  (51,035,706)  35,532,687   2,201,650
                                                  -----------   -----------   ----------   ---------

Net change in contract owners' equity .........    (1,182,663)    1,655,285   37,827,407   2,255,089
Contract owners' equity beginning of period ...   721,687,763   651,881,279   23,242,672          --
                                                  -----------   -----------   ----------   ---------
Contract owners' equity end of period .........   720,505,100   653,536,564   61,070,079   2,255,089
                                                  ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................    31,289,245    35,826,301    1,746,863          --
                                                  -----------   -----------   ----------   ---------
   Units purchased ............................     2,111,495     3,242,490    2,963,790     198,754
   Units redeemed .............................    (3,824,942)   (6,075,890)    (353,181)       (939)
                                                  -----------   -----------   ----------   ---------
   Ending units ...............................    29,575,798    32,992,901    4,357,472     197,815
                                                  ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidVIPIGBdS             FidVIPIGBd2
                                                  --------------------   ----------------------
                                                     2004        2003       2004         2003
                                                  ----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $  188,129      (514)     443,946      (4,626)
   Realized gain (loss) on investments ........      (35,015)    2,059      (10,007)     14,598
   Change in unrealized gain (loss)
      on investments ..........................     (393,432)     (794)  (1,099,446)      4,633
   Reinvested capital gains ...................      164,257        --      433,366          --
                                                  ----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (76,061)      751     (232,141)     14,605
                                                  ----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      499,526     1,667   13,545,013   2,177,151
   Transfers between funds ....................    4,147,458   386,795    1,106,032    (451,588)
   Redemptions (note 3) .......................     (849,259)       --     (449,931)     (6,737)
   Annuity benefits ...........................           --        --           --          --
   Annual contract maintenance charges
      (note 2) ................................         (733)       (9)        (292)         --
   Contingent deferred sales charges
      (note 2) ................................       (2,684)       --         (507)         --
   Adjustments to maintain reserves ...........           69        (4)        (138)    219,979
                                                  ----------   -------   ----------   ---------
         Net equity transactions ..............    3,794,377   388,449   14,200,177   1,938,805
                                                  ----------   -------   ----------   ---------

Net change in contract owners' equity .........    3,718,316   389,200   13,968,036   1,953,410
Contract owners' equity beginning of period ...    4,471,457        --   11,114,242          --
                                                  ----------   -------   ----------   ---------
Contract owners' equity end of period .........   $8,189,773   389,200   25,082,278   1,953,410
                                                  ==========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      441,619        --    1,078,745          --
                                                  ----------   -------   ----------   ---------
   Units purchased ............................      600,457    63,701    1,635,909     255,648
   Units redeemed .............................     (228,142)  (25,329)    (261,853)    (66,452)
                                                  ----------   -------   ----------   ---------
   Ending units ...............................      813,934    38,372    2,452,801     189,196
                                                  ==========   =======   ==========   =========

                                                         FidVIPGrOp               FidVIPMCap2
                                                  -----------------------   ----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............      (61,533)      69,865     (205,270)     (2,413)
   Realized gain (loss) on investments ........     (826,151)  (7,724,647)      32,431      55,999
   Change in unrealized gain (loss)
      on investments ..........................    1,201,565   12,537,455    1,425,954      (9,904)
   Reinvested capital gains ...................           --           --           --          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      313,881    4,882,673    1,253,115      43,682
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,216,739    1,459,145   22,733,909     817,415
   Transfers between funds ....................     (829,205)    (994,392)   2,065,295     (13,967)
   Redemptions (note 3) .......................   (3,539,600)  (4,236,154)    (667,413)       (121)
   Annuity benefits ...........................       (5,557)      (6,933)          --          --
   Annual contract maintenance charges
      (note 2) ................................      (16,760)     (19,169)         (98)         --
   Contingent deferred sales charges
      (note 2) ................................      (29,309)     (41,898)     (10,202)         --
   Adjustments to maintain reserves ...........         (410)      (7,986)      (1,786)         (9)
                                                  ----------   ----------   ----------   ---------
         Net equity transactions ..............   (3,204,102)  (3,847,387)  24,119,705     803,318
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity .........   (2,890,221)   1,035,286   25,372,820     847,000
Contract owners' equity beginning of period ...   48,311,589   44,412,497   13,510,593          --
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period .........   45,421,368   45,447,783   38,883,413     847,000
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................    5,119,061    6,029,031      952,250          --
                                                  ----------   ----------   ----------   ---------
   Units purchased ............................      403,212    1,210,103    2,090,453   1,062,560
   Units redeemed .............................     (746,202)  (1,741,561)    (446,712)   (987,688)
                                                  ----------   ----------   ----------   ---------
   Ending units ...............................    4,776,071    5,497,573    2,595,991      74,872
                                                  ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FidVIPValS               FidVIPValS2
                                                  ------------------------   --------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $  (191,793)     (26,368)    (121,591)     (343)
   Realized gain (loss) on investments ........     1,033,528      273,206      723,245       564
   Change in unrealized gain (loss)
      on investments ..........................      (287,979)     538,729     (147,124)   14,140
   Reinvested capital gains ...................        69,618           --       36,218        --
                                                  -----------   ----------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       623,374      785,567      490,748    14,361
                                                  -----------   ----------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,117,711      138,672   11,565,196   137,090
   Transfers between funds ....................     5,330,288   10,026,201   (4,560,937)   57,136
   Redemptions (note 3) .......................    (2,288,618)    (260,500)    (598,278)       --
   Annuity benefits ...........................            --           --           --        --
   Annual contract maintenance charges
      (note 2) ................................        (5,707)        (470)        (285)       --
   Contingent deferred sales charges
      (note 2) ................................       (10,369)      (1,659)      (6,338)       --
   Adjustments to maintain reserves ...........           521          (14)      (2,873)       (6)
                                                  -----------   ----------   ----------   -------
         Net equity transactions ..............     4,143,826    9,902,230    6,396,485   194,220
                                                  -----------   ----------   ----------   -------

Net change in contract owners' equity .........     4,767,200   10,687,797    6,887,233   208,581
Contract owners' equity beginning of period ...    23,941,728    1,524,353   10,142,879        --
                                                  -----------   ----------   ----------   -------
Contract owners' equity end of period .........   $28,708,928   12,212,150   17,030,112   208,581
                                                  ===========   ==========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................     2,066,461      204,843      612,598        --
                                                  -----------   ----------   ----------   -------
   Units purchased ............................     1,896,293    2,830,000      925,597    16,655
   Units redeemed .............................    (1,599,986)  (1,675,141)    (546,537)     (159)
                                                  -----------   ----------   ----------   -------
   Ending units ...............................     2,362,768    1,359,702      991,658    16,496
                                                  ===========   ==========   ==========   =======

                                                     FHCapAp         FHCoreEq
                                                  -------------   --------------
                                                   2004    2003     2004    2003
                                                  ------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............     (317)   --     (2,578)   --
   Realized gain (loss) on investments ........      (11)   --         15    --
   Change in unrealized gain (loss)
      on investments ..........................      122    --     (3,350)   --
   Reinvested capital gains ...................       --    --         --    --
                                                  ------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (206)   --     (5,913)   --
                                                  ------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   61,680    --    568,849    --
   Transfers between funds ....................       --    --     18,099    --
   Redemptions (note 3) .......................       --    --    (46,369)   --
   Annuity benefits ...........................       --    --         --    --
   Annual contract maintenance charges
      (note 2) ................................       --    --         --    --
   Contingent deferred sales charges
      (note 2) ................................       --    --         --    --
   Adjustments to maintain reserves ...........       (2)   --        (12)   --
                                                  ------   ---    -------   ---
         Net equity transactions ..............   61,678    --    540,567    --
                                                  ------   ---    -------   ---

Net change in contract owners' equity .........   61,472    --    534,654    --
Contract owners' equity beginning of period ...       --    --        613    --
                                                  ------   ---    -------   ---
Contract owners' equity end of period .........   61,472    --    535,267    --
                                                  ======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................       --    --         56    --
                                                  ------   ---    -------   ---
   Units purchased ............................    5,578    --     58,705    --
   Units redeemed .............................       --    --     (9,993)   --
                                                  ------   ---    -------   ---
   Ending units ...............................    5,578    --     48,768    --
                                                  ======   ===    =======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        FrVIPRisDiv2            FrVIPSmCapV2
                                                  -----------------------   --------------------
                                                      2004         2003        2004        2003
                                                  -----------   ---------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $    49,660       9,984      (48,224)      220
   Realized gain (loss) on investments ........        57,711          35       31,923         8
   Change in unrealized gain (loss)
      on investments ..........................       686,497     (23,199)     831,391    27,625
   Reinvested capital gains ...................       576,671      39,627           --        --
                                                  -----------   ---------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,370,539      26,447      815,090    27,853
                                                  -----------   ---------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    26,930,490   1,524,953    6,539,036   566,956
   Transfers between funds ....................     1,390,314     333,091      282,046   142,400
   Redemptions (note 3) .......................      (659,888)       (838)    (201,768)     (138)
   Annuity benefits ...........................            --          --           --        --
   Annual contract maintenance charges
      (note 2) ................................          (274)         --         (100)       --
   Contingent deferred sales charges
      (note 2) ................................        (5,367)         --       (2,266)       --
   Adjustments to maintain reserves ...........        (1,212)        (60)         102        (1)
                                                  -----------   ---------   ----------   -------
         Net equity transactions ..............    27,654,063   1,857,146    6,617,050   709,217
                                                  -----------   ---------   ----------   -------

Net change in contract owners' equity .........    29,024,602   1,883,593    7,432,140   737,070
Contract owners' equity beginning of period ...    18,147,130          --    5,756,365        --
                                                  -----------   ---------   ----------   -------
Contract owners' equity end of period .........   $47,171,732   1,883,593   13,188,505   737,070
                                                  ===========   =========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................     1,384,163          --      401,638        --
                                                  -----------   ---------   ----------   -------
   Units purchased ............................     2,327,804     166,723      510,588    61,807
   Units redeemed .............................      (244,728)       (105)     (60,591)      (12)
                                                  -----------   ---------   ----------   -------
   Ending units ...............................     3,467,239     166,618      851,635    61,795
                                                  ===========   =========   ==========   =======

                                                       FrVIPForSec2         FrVIPForSec3
                                                  ---------------------   ----------------
                                                     2004        2003        2004     2003
                                                  ----------   --------   ---------   ----
Investment activity:
   Net investment income (loss) ...............       46,733      5,409      26,949    --
   Realized gain (loss) on investments ........      768,460     83,599       6,853    --
   Change in unrealized gain (loss)
      on investments ..........................     (473,575)   (12,609)     63,821    --
   Reinvested capital gains ...................           --         --          --    --
                                                  ----------   --------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      341,618     76,399      97,623    --
                                                  ----------   --------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    7,873,506    432,339   2,708,511    --
   Transfers between funds ....................   (3,028,948)     7,623     999,391    --
   Redemptions (note 3) .......................     (212,209)      (114)     (6,045)   --
   Annuity benefits ...........................           --         --          --    --
   Annual contract maintenance charges
      (note 2) ................................          (73)        --          (1)   --
   Contingent deferred sales charges
      (note 2) ................................       (1,272)        --         (61)   --
   Adjustments to maintain reserves ...........         (319)       (27)      1,438    --
                                                  ----------   --------   ---------   ---
         Net equity transactions ..............    4,630,685    439,821   3,703,233    --
                                                  ----------   --------   ---------   ---

Net change in contract owners' equity .........    4,972,303    516,220   3,800,856    --
Contract owners' equity beginning of period ...    8,285,031         --          --    --
                                                  ----------   --------   ---------   ---
Contract owners' equity end of period .........   13,257,334    516,220   3,800,856    --
                                                  ==========   ========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................      604,314         --          --    --
                                                  ----------   --------   ---------   ---
   Units purchased ............................    1,705,464    956,113     379,108    --
   Units redeemed .............................   (1,373,145)  (910,002)     (6,108)   --
                                                  ----------   --------   ---------   ---
   Ending units ...............................      936,633     46,111     373,000    --
                                                  ==========   ========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITCVal2             GVITIntVal2
                                                  ---------------------   -------------------
                                                      2004        2003       2004       2003
                                                  -----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (17,504)      386      42,028        (7)
   Realized gain (loss) on investments ........       130,032        30      53,909       920
   Change in unrealized gain (loss)
      on investments ..........................       263,021    (2,336)     42,234        (9)
   Reinvested capital gains ...................            --        --          --        --
                                                  -----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       375,549    (1,920)    138,171       904
                                                  -----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     8,935,991   202,684   2,310,954     5,245
   Transfers between funds ....................       379,992    23,996       8,157      (910)
   Redemptions (note 3) .......................      (652,515)      (74)    (48,500)       --
   Annuity benefits ...........................            --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................           (37)       --         (20)       --
   Contingent deferred sales charges
      (note 2) ................................        (1,134)       --        (338)       --
   Adjustments to maintain reserves ...........          (113)       (7)     12,555         2
                                                  -----------   -------   ---------   -------
         Net equity transactions ..............     8,662,184   226,599   2,282,808     4,337
                                                  -----------   -------   ---------   -------

Net change in contract owners' equity .........     9,037,733   224,679   2,420,979     5,241
Contract owners' equity beginning of period ...     6,093,942        --   1,047,743        --
                                                  -----------   -------   ---------   -------
Contract owners' equity end of period .........   $15,131,675   224,679   3,468,722     5,241
                                                  ===========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       447,441        --      77,090        --
                                                  -----------   -------   ---------   -------
   Units purchased ............................       745,129    18,996     616,972    11,335
   Units redeemed .............................      (121,681)       (7)   (456,210)  (10,853)
                                                  -----------   -------   ---------   -------
   Ending units ...............................     1,070,889    18,989     237,852       482
                                                  ===========   =======   =========   =======

                                                       GVITIntVal3               GVITDMidCapI
                                                  ---------------------   ------------------------
                                                     2004        2003         2004         2003
                                                  ----------   --------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............      133,394       (858)     (445,472)    (245,352)
   Realized gain (loss) on investments ........      100,624     74,581     2,079,198   (4,449,397)
   Change in unrealized gain (loss)
      on investments ..........................      237,403        262     3,089,401   10,200,299
   Reinvested capital gains ...................           --         --            --           --
                                                  ----------   --------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      471,421     73,985     4,723,127    5,505,550
                                                  ----------   --------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      268,600         --    13,584,333    2,110,478
   Transfers between funds ....................    7,507,762    330,861     7,685,183      967,853
   Redemptions (note 3) .......................     (539,269)        --    (8,788,173)  (6,376,636)
   Annuity benefits ...........................           --         --          (710)          --
   Annual contract maintenance charges
      (note 2) ................................       (1,375)        --       (18,116)     (14,380)
   Contingent deferred sales charges
      (note 2) ................................       (2,665)        --       (30,001)     (35,742)
   Adjustments to maintain reserves ...........       34,033          1        (5,778)          37
                                                  ----------   --------   -----------   ----------
         Net equity transactions ..............    7,267,086    330,862    12,426,738   (3,348,390)
                                                  ----------   --------   -----------   ----------

Net change in contract owners' equity .........    7,738,507    404,847    17,149,865    2,157,160
Contract owners' equity beginning of period ...    3,253,297         --    93,076,341   58,152,027
                                                  ----------   --------   -----------   ----------
Contract owners' equity end of period .........   10,991,804    404,847   110,226,206   60,309,187
                                                  ==========   ========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................      237,590         --     8,099,016    6,856,576
                                                  ----------   --------   -----------   ----------
   Units purchased ............................      634,263    714,158     2,994,030    3,412,548
   Units redeemed .............................     (125,776)  (676,842)   (2,125,535)  (3,887,831)
                                                  ----------   --------   -----------   ----------
   Ending units ...............................      746,077     37,316     8,967,511    6,381,293
                                                  ==========   ========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITEmMrkts             GVITEmMrkts2
                                                  ----------------------   -----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (10,047)     (6,022)     (55,288)      (2,117)
   Realized gain (loss) on investments ........       91,765    (219,377)     419,743      364,865
   Change in unrealized gain (loss)
      on investments ..........................     (123,424)    407,254     (873,831)         252
   Reinvested capital gains ...................       11,469          --       46,261           --
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (30,237)    181,855     (463,115)     363,000
                                                  ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................          (16)         74    4,010,206      167,674
   Transfers between funds ....................     (368,592)   (428,931)    (547,144)    (359,488)
   Redemptions (note 3) .......................     (153,705)   (220,012)  (1,192,892)          --
   Annuity benefits ...........................           --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................         (536)       (702)        (117)          --
   Contingent deferred sales charges
      (note 2) ................................         (635)       (796)      (6,376)          --
   Adjustments to maintain reserves ...........          (11)        358           97           (8)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions ..............     (523,495)   (650,009)   2,263,774     (191,822)
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity .........     (553,732)   (468,154)   1,800,659      171,178
Contract owners' equity beginning
   of period ..................................    1,746,289   1,788,282    4,798,777           --
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period .........   $1,192,557   1,320,128    6,599,436      171,178
                                                  ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      157,661     263,209      289,997           --
                                                  ----------   ---------   ----------   ----------
   Units purchased ............................           91         282      660,724    3,293,714
   Units redeemed .............................      (48,019)    (95,126)    (544,613)  (3,279,269)
                                                  ----------   ---------   ----------   ----------
   Ending units ...............................      109,733     168,365      406,108       14,445
                                                  ==========   =========   ==========   ==========

                                                       GVITEmMrkts3          GVITEmMrkts6
                                                  ----------------------   ----------------
                                                     2004         2003        2004     2003
                                                  ----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...............     (109,035)     (5,718)     (3,081)   --
   Realized gain (loss) on investments ........    1,236,876     (61,314)    (35,818)   --
   Change in unrealized gain (loss)
      on investments ..........................   (2,445,841)    382,670      65,880    --
   Reinvested capital gains ...................      120,890          --          --    --
                                                  ----------   ---------   ---------   ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ........................   (1,197,110)    315,638      26,981    --
                                                  ----------   ---------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      864,635     108,941   1,529,527    --
   Transfers between funds ....................    7,531,646     635,798     873,296    --
   Redemptions (note 3) .......................   (2,109,036)   (128,737)     (6,720)   --
   Annuity benefits ...........................           --          --          --    --
   Annual contract maintenance charges
      (note 2) ................................       (4,359)       (851)         --    --
   Contingent deferred sales charges
      (note 2) ................................       (6,347)     (1,005)       (202)   --
   Adjustments to maintain reserves ...........        1,640          10          91    --
                                                  ----------   ---------   ---------   ---
         Net equity transactions ..............    6,278,179     614,156   2,395,992    --
                                                  ----------   ---------   ---------   ---

Net change in contract owners' equity .........    5,081,069     929,794   2,422,973    --
Contract owners' equity beginning
   of period ..................................   12,125,928   1,523,661          --    --
                                                  ----------   ---------   ---------   ---
Contract owners' equity end of period .........   17,206,997   2,453,455   2,422,973    --
                                                  ==========   =========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................      991,282     203,046          --    --
                                                  ----------   ---------   ---------   ---
   Units purchased ............................    1,274,343     152,304     308,412    --
   Units redeemed .............................     (831,809)    (71,580)    (57,967)   --
                                                  ----------   ---------   ---------   ---
   Ending units ...............................    1,433,816     283,770     250,445    --
                                                  ==========   =========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITFHiInc             GVITGlFin2
                                                  -----------------------   -------------------
                                                      2004         2003        2004       2003
                                                  -----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   665,718      44,249      (2,594)     (141)
   Realized gain (loss) on investments ........       277,367      42,734      34,145     4,674
   Change in unrealized gain (loss)
      on investments ..........................      (687,183)    (21,777)    (54,616)   (1,058)
   Reinvested capital gains ...................            --          --      20,287        --
                                                  -----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       255,902      65,206      (2,778)    3,475
                                                  -----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    10,229,744     915,931   1,246,698    32,105
   Transfers between funds ....................    (3,553,511)  1,814,211      (1,147)   47,842
   Redemptions (note 3) .......................      (428,774)     (8,876)   (104,769)       --
   Annuity benefits ...........................            --          --          --        --
   Annual contract maintenance charges
      (note 2) ................................          (324)         --         (50)       --
   Contingent deferred sales charges
      (note 2) ................................        (1,299)         --      (4,955)       --
   Adjustments to maintain reserves ...........           103          (1)       (211)       (9)
                                                  -----------   ---------   ---------   -------
         Net equity transactions ..............     6,245,939   2,721,265   1,135,566    79,938
                                                  -----------   ---------   ---------   -------

Net change in contract owners' equity .........     6,501,841   2,786,471   1,132,788    83,413
Contract owners' equity beginning
   of period ..................................    19,212,252          --     958,244        --
                                                  -----------   ---------   ---------   -------
Contract owners' equity end of period .........   $25,714,093   2,786,471   2,091,032    83,413
                                                  ===========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     1,610,041          --      67,705        --
                                                  -----------   ---------   ---------   -------
   Units purchased ............................     3,170,004     611,212     147,346    31,773
   Units redeemed .............................    (2,645,661)   (361,365)    (73,134)  (24,559)
                                                  -----------   ---------   ---------   -------
   Ending units ...............................     2,134,384     249,847     141,917     7,214
                                                  ===========   =========   =========   =======

                                                        GVITGlFin3           GVITGlHlth2
                                                  ---------------------   ------------------
                                                     2004        2003        2004      2003
                                                  ---------   ---------   ---------   ------
Investment activity:
   Net investment income (loss) ...............       4,025      (6,882)    (27,943)     (94)
   Realized gain (loss) on investments ........     213,010     (17,476)      1,588      417
   Change in unrealized gain (loss)
      on investments ..........................    (340,087)     99,910     138,059    3,650
   Reinvested capital gains ...................      59,525          --      18,187       --
                                                  ---------   ---------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (63,527)     75,552     129,891    3,973
                                                  ---------   ---------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     127,868      32,838   1,714,438   86,089
   Transfers between funds ....................   4,243,787     413,487     (97,281)     222
   Redemptions (note 3) .......................    (650,950)   (120,207)    (78,085)     (96)
   Annuity benefits ...........................          --          --          --       --
   Annual contract maintenance charges
      (note 2) ................................        (995)       (252)        (70)      --
   Contingent deferred sales charges
      (note 2) ................................      (1,643)       (797)     (2,527)      --
   Adjustments to maintain reserves ...........         634         (96)         (4)      70
                                                  ---------   ---------   ---------   ------
         Net equity transactions ..............   3,718,701     324,973   1,536,471   86,285
                                                  ---------   ---------   ---------   ------

Net change in contract owners' equity .........   3,655,174     400,525   1,666,362   90,258
Contract owners' equity beginning
   of period ..................................   2,215,524     919,991   2,231,226       --
                                                  ---------   ---------   ---------   ------
Contract owners' equity end of period .........   5,870,698   1,320,516   3,897,588   90,258
                                                  =========   =========   =========   ======

CHANGES IN UNITS:
   Beginning units ............................     184,883     107,155     161,686       --
                                                  ---------   ---------   ---------   ------
   Units purchased ............................     501,613     137,168     178,479    7,002
   Units redeemed .............................    (215,318)   (108,052)    (71,876)     (13)
                                                  ---------   ---------   ---------   ------
   Ending units ...............................     471,178     136,271     268,289    6,989
                                                  =========   =========   =========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITGlHlth3            GVITGlHlth6
                                                  -----------------------   ----------------
                                                      2004         2003        2004     2003
                                                  -----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $   (59,669)    (17,094)     (3,573)    --
   Realized gain (loss) on investments ........       174,815      14,323        (149)    --
   Change in unrealized gain (loss)
      on investments ..........................       161,116     756,218       3,840     --
   Reinvested capital gains ...................        34,655          --          --     --
                                                  -----------   ---------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       310,917     753,447         118     --
                                                  -----------   ---------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       353,659     160,184   1,061,736     --
   Transfers between funds ....................     6,290,470   3,277,454   1,610,605     --
   Redemptions (note 3) .......................      (968,549)   (285,240)     (3,236)    --
   Annuity benefits ...........................            --          --          --     --
   Annual contract maintenance charges
      (note 2) ................................        (1,977)       (698)         --     --
   Contingent deferred sales charges
      (note 2) ................................        (2,744)     (2,076)         (5)    --
   Adjustments to maintain reserves ...........         1,717         (89)        (25)    --
                                                  -----------   ---------   ---------    ---
         Net equity transactions ..............     5,672,576   3,149,535   2,669,075     --
                                                  -----------   ---------   ---------    ---

Net change in contract owners' equity .........     5,983,493   3,902,982   2,669,193     --
Contract owners' equity beginning
   of period ..................................     7,021,780   1,418,210          --     --
                                                  -----------   ---------   ---------    ---
Contract owners' equity end of period .........   $13,005,273   5,321,192   2,669,193     --
                                                  ===========   =========   =========    ===

CHANGES IN UNITS:
   Beginning units ............................       628,781     171,383          --     --
                                                  -----------   ---------   ---------    ---
   Units purchased ............................       739,583     453,132     275,301     --
   Units redeemed .............................      (263,676)   (112,166)     (1,892)    --
                                                  -----------   ---------   ---------    ---
   Ending units ...............................     1,104,688     512,349     273,409     --
                                                  ===========   =========   =========    ===

                                                        GVITGlTech             GVITGlTech2
                                                  ---------------------   --------------------
                                                     2004        2003        2004       2003
                                                  ---------   ---------   ----------   -------
Investment activity:
   Net investment income (loss) ...............      (7,094)     (8,045)     (35,662)     (182)
   Realized gain (loss) on investments ........      15,651    (352,157)      49,059        19
   Change in unrealized gain (loss)
      on investments ..........................       1,512     666,811     (190,780)    6,070
   Reinvested capital gains ...................          --          --           --        --
                                                  ---------   ---------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      10,069     306,609     (177,383)    5,907
                                                  ---------   ---------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        (229)      4,119    2,782,547    75,285
   Transfers between funds ....................     (50,369)   (159,413)  (2,775,002)   49,074
   Redemptions (note 3) .......................    (213,797)   (710,486)     (45,007)      (92)
   Annuity benefits ...........................          --          --           --        --
   Annual contract maintenance charges
      (note 2) ................................        (499)       (637)        (197)       --
   Contingent deferred sales charges
      (note 2) ................................        (148)     (1,232)        (411)       --
   Adjustments to maintain reserves ...........           5        (115)         (71)        4
                                                  ---------   ---------   ----------   -------
         Net equity transactions ..............    (265,037)   (867,764)     (38,141)  124,271
                                                  ---------   ---------   ----------   -------

Net change in contract owners' equity .........    (254,968)   (561,155)    (215,524)  130,178
Contract owners' equity beginning
   of period ..................................   1,183,737   1,708,163    3,537,844        --
                                                  ---------   ---------   ----------   -------
Contract owners' equity end of period .........     928,769   1,147,008    3,322,320   130,178
                                                  =========   =========   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................     403,612     892,288      231,676        --
                                                  ---------   ---------   ----------   -------
   Units purchased ............................          90        (535)     205,564    10,417
   Units redeemed .............................     (87,497)   (412,949)    (219,157)      (17)
                                                  ---------   ---------   ----------   -------
   Ending units ...............................     316,205     478,804      218,083    10,400
                                                  =========   =========   ==========   =======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITGlTech3           GVITGlTech6
                                                  ----------------------   ----------------
                                                     2004         2003        2004     2003
                                                  ----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $  (66,433)    (17,786)     (1,331)    --
   Realized gain (loss) on investments ........      674,724     (55,464)        (44)    --
   Change in unrealized gain (loss)
      on investments ..........................     (824,265)    591,583      44,546     --
   Reinvested capital gains ...................           --          --          --     --
                                                  ----------   ---------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (215,974)    518,333      43,171     --
                                                  ----------   ---------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      497,810     120,717     692,791     --
   Transfers between funds ....................     (398,858)  2,021,831     270,956     --
   Redemptions (note 3) .......................     (734,177)   (173,943)       (770)    --
   Annuity benefits ...........................           --          --          --     --
   Annual contract maintenance charges
      (note 2) ................................       (2,487)       (559)        (12)    --
   Contingent deferred sales charges
      (note 2) ................................       (4,050)       (961)         --     --
   Adjustments to maintain reserves ...........        4,566         (58)          9     --
                                                  ----------   ---------   ---------    ---
         Net equity transactions ..............     (637,196)  1,967,027     962,974     --
                                                  ----------   ---------   ---------    ---

Net change in contract owners' equity .........     (853,170)  2,485,360   1,006,145     --
Contract owners' equity beginning
   of period ..................................    9,446,336   2,125,940          --     --
                                                  ----------   ---------   ---------    ---
Contract owners' equity end of period .........   $8,593,166   4,611,300   1,006,145     --
                                                  ==========   =========   =========    ===

CHANGES IN UNITS:
   Beginning units ............................      865,791     298,373          --     --
                                                  ----------   ---------   ---------    ---
   Units purchased ............................      411,358     504,560      97,684     --
   Units redeemed .............................     (490,560)   (284,768)     (2,473)    --
                                                  ----------   ---------   ---------    ---
   Ending units ...............................      786,589     518,165      95,211     --
                                                  ==========   =========   =========    ===

                                                      GVITGlUtl2             GVITGlUtl3
                                                  -------------------   -------------------
                                                     2004       2003       2004       2003
                                                  ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............      (4,023)     (666)       (703)   (4,009)
   Realized gain (loss) on investments ........      58,069       864      63,861     9,454
   Change in unrealized gain (loss)
      on investments ..........................     (11,446)   21,229         684    47,815
   Reinvested capital gains ...................          --        --          --        --
                                                  ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      42,600    21,427      63,842    53,260
                                                  ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     328,764   204,404      61,141    22,349
   Transfers between funds ....................    (336,005)   48,436     200,689   435,856
   Redemptions (note 3) .......................     (22,565)  (13,042)    (85,633)  (87,089)
   Annuity benefits ...........................          --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................          (3)       --        (299)     (185)
   Contingent deferred sales charges
      (note 2) ................................        (437)       --        (967)     (218)
   Adjustments to maintain reserves ...........         (23)       (1)       (262)      (22)
                                                  ---------   -------   ---------   -------
         Net equity transactions ..............     (30,269)  239,797     174,669   370,691
                                                  ---------   -------   ---------   -------

Net change in contract owners' equity .........      12,331   261,224     238,511   423,951
Contract owners' equity beginning
   of period ..................................   1,092,226        --   1,228,994   538,730
                                                  ---------   -------   ---------   -------
Contract owners' equity end of period .........   1,104,557   261,224   1,467,505   962,681
                                                  =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................      87,903        --     116,517    62,563
                                                  ---------   -------   ---------   -------
   Units purchased ............................      31,010    24,522      57,321   132,490
   Units redeemed .............................     (33,825)   (1,208)    (41,002)  (93,639)
                                                  ---------   -------   ---------   -------
   Ending units ...............................      85,088    23,314     132,836   101,414
                                                  =========   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           GVITGvtBd                  GVITGrowth
                                                  --------------------------   ------------------------
                                                      2004           2003         2004          2003
                                                  ------------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  9,079,509     6,395,785     (559,358)     (545,096)
   Realized gain (loss) on investments ........      1,011,276     5,499,425   (4,890,159)  (16,078,231)
   Change in unrealized gain (loss) on
      investments .............................    (18,827,609)     (329,806)   7,249,995    27,743,057
   Reinvested capital gains ...................      6,397,478       655,432           --            --
                                                  ------------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (2,339,346)   12,220,836    1,800,478    11,119,730
                                                  ------------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     21,758,910    12,656,521    2,561,914     2,765,844
   Transfers between funds ....................    (26,604,668)   (6,226,230)  (4,560,165)   (2,172,098)
   Redemptions (note 3) .......................    (37,110,216)  (61,245,458)  (7,201,869)   (6,756,760)
   Annuity benefits ...........................        (62,562)      (65,470)     (13,244)      (22,329)
   Annual contract maintenance charges
      (note 2) ................................        (78,506)     (118,291)     (49,582)      (55,255)
   Contingent deferred sales charges
      (note 2) ................................       (157,928)     (306,337)     (47,286)      (61,018)
   Adjustments to maintain reserves ...........            667       (67,619)       2,466         1,994
                                                  ------------   -----------   ----------   -----------
         Net equity transactions ..............    (42,254,303)  (55,372,884)  (9,307,766)   (6,299,622)
                                                  ------------   -----------   ----------   -----------

Net change in contract owners' equity .........    (44,593,649)  (43,152,048)  (7,507,288)    4,820,108
Contract owners' equity beginning of period ...    350,759,592   517,645,037   95,704,119    81,594,760
                                                  ------------   -----------   ----------   -----------
Contract owners' equity end of period .........   $306,165,943   474,492,989   88,196,831    86,414,868
                                                  ============   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ............................     14,721,778    21,446,849    6,721,760     7,527,420
                                                  ------------   -----------   ----------   -----------
   Units purchased ............................      3,574,377     5,517,788      237,387     1,688,377
   Units redeemed .............................     (4,535,202)   (7,977,557)    (898,603)   (2,253,058)
                                                  ------------   -----------   ----------   -----------
   Ending units ...............................     13,760,953    18,987,080    6,060,544     6,962,739
                                                  ============   ===========   ==========   ===========

                                                         GVITIDAgg                 GVITIDCon
                                                  -----------------------   -----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (262,549)        689      207,697       74,509
   Realized gain (loss) on investments ........        32,715     (62,863)     184,596      195,595
   Change in unrealized gain (loss) on
      investments .............................     1,656,939     307,599     (659,997)     285,093
   Reinvested capital gains ...................       600,967          --      234,618           --
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,028,072     245,425      (33,086)     555,197
                                                  -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    88,611,298     545,914   38,148,734    1,776,214
   Transfers between funds ....................     4,386,099   1,464,171      954,912   (2,129,982)
   Redemptions (note 3) .......................    (2,550,957)   (366,048)  (4,257,322)  (1,874,840)
   Annuity benefits ...........................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................        (2,720)     (1,009)      (2,832)      (2,040)
   Contingent deferred sales charges
      (note 2) ................................       (22,430)     (1,585)     (52,580)      (4,587)
   Adjustments to maintain reserves ...........         1,004         (36)        (393)     114,085
                                                  -----------   ---------   ----------   ----------
         Net equity transactions ..............    90,422,294   1,641,407   34,790,519   (2,121,150)
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity .........    92,450,366   1,886,832   34,757,433   (1,565,953)
Contract owners' equity beginning of period ...    29,121,998   1,828,268   35,767,690   14,443,651
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period .........   121,572,364   3,715,100   70,525,123   12,877,698
                                                  ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     2,319,152     222,189    3,354,319    1,455,743
                                                  -----------   ---------   ----------   ----------
   Units purchased ............................     7,435,004     286,364    4,132,235      983,627
   Units redeemed .............................      (823,656)   (108,671)    (897,826)  (1,185,152)
                                                  -----------   ---------   ----------   ----------
   Ending units ...............................     8,930,500     399,882    6,588,728    1,254,218
                                                  ===========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITIDMod                 GVITIDModAgg
                                                  -------------------------   ------------------------
                                                      2004          2003          2004         2003
                                                  ------------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $    157,247       62,399      (212,216)      14,590
   Realized gain (loss) on investments ........              1     (209,810)      103,794     (226,926)
   Change in unrealized gain (loss) on
      investments .............................      2,013,375    1,789,452     2,374,847    1,325,665
   Reinvested capital gains ...................        831,086           --       772,817           --
                                                  ------------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,001,709    1,642,041     3,039,242    1,113,329
                                                  ------------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    186,469,746    5,203,407   149,885,873    4,175,257
   Transfers between funds ....................     17,201,491    6,352,406     7,488,722    4,066,387
   Redemptions (note 3) .......................    (11,566,481)  (1,633,560)   (7,296,670)    (690,446)
   Annuity benefits ...........................           (571)          --            --           --
   Annual contract maintenance charges
      (note 2) ................................        (10,900)      (4,061)       (6,706)      (3,064)
   Contingent deferred sales charges
      (note 2) ................................        (88,115)      (9,572)      (50,142)      (3,967)
   Adjustments to maintain reserves ...........         (2,807)         (23)       (5,508)           8
                                                  ------------   ----------   -----------   ----------
         Net equity transactions ..............    192,002,363    9,908,597   150,015,569    7,544,175
                                                  ------------   ----------   -----------   ----------

Net change in contract owners' equity .........    195,004,072   11,550,638   153,054,811    8,657,504
Contract owners' equity beginning of period ...    121,349,850   19,115,308    78,820,084    8,735,441
                                                  ------------   ----------   -----------   ----------
Contract owners' equity end of period .........   $316,353,922   30,665,946   231,874,895   17,392,945
                                                  ============   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................     10,453,015    2,118,040     6,494,549    1,018,177
                                                  ------------   ----------   -----------   ----------
   Units purchased ............................     18,447,615    1,817,303    13,551,271      980,943
   Units redeemed .............................     (2,620,565)    (813,735)   (2,018,090)    (208,794)
                                                  ------------   ----------   -----------   ----------
   Ending units ...............................     26,280,065    3,121,608    18,027,730    1,790,326
                                                  ============   ==========   ===========   ==========

                                                        GVITIDModCon             GVITIntGro
                                                  ------------------------   -----------------
                                                      2004         2003        2004      2003
                                                  -----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ...............       235,873       53,287      (842)     (787)
   Realized gain (loss) on investments ........        41,373        5,186     1,242   (10,153)
   Change in unrealized gain (loss) on
      investments .............................      (231,021)     575,315    (1,909)   14,576
   Reinvested capital gains ...................       354,764           --        --        --
                                                  -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       400,989      633,788    (1,509)    3,636
                                                  -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    68,183,606    2,920,365        --        --
   Transfers between funds ....................     2,147,034    4,363,154   (14,455)   (4,809)
   Redemptions (note 3) .......................    (4,940,547)  (1,649,388)   (1,607)  (24,593)
   Annuity benefits ...........................        (1,908)        (474)       --        --
   Annual contract maintenance charges
      (note 2) ................................        (3,344)      (1,801)      (82)      (97)
   Contingent deferred sales charges
      (note 2) ................................       (55,902)      (3,754)       (5)     (285)
   Adjustments to maintain reserves ...........           795          (65)       25      (496)
                                                  -----------   ----------   -------   -------
         Net equity transactions ..............    65,329,734    5,628,037   (16,124)  (30,280)
                                                  -----------   ----------   -------   -------

Net change in contract owners' equity .........    65,730,723    6,261,825   (17,633)  (26,644)
Contract owners' equity beginning of period ...    46,780,972    7,906,829   134,284   143,224
                                                  -----------   ----------   -------   -------
Contract owners' equity end of period .........   112,511,695   14,168,654   116,651   116,580
                                                  ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     4,202,278      830,335    20,616    29,445
                                                  -----------   ----------   -------   -------
   Units purchased ............................     6,680,338      942,786        --         1
   Units redeemed .............................      (986,413)    (373,751)   (2,449)   (6,463)
                                                  -----------   ----------   -------   -------
   Ending units ...............................     9,896,203    1,399,370    18,167    22,983
                                                  ===========   ==========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITIntGro3           GVITIntVal6
                                                  ----------------------   ----------------
                                                     2004         2003        2004     2003
                                                  ----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $  (18,092)     (6,050)     19,084    --
   Realized gain (loss) on investments ........      298,921     (35,359)         --    --
   Change in unrealized gain (loss)
      on investments ..........................     (344,710)    119,058      87,429    --
   Reinvested capital gains ...................           --          --          --    --
                                                  ----------   ---------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (63,881)     77,649     106,513    --
                                                  ----------   ---------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      104,556      34,982   1,647,528    --
   Transfers between funds ....................      225,652     495,047     952,976    --
   Redemptions (note 3) .......................     (239,617)    (67,177)     (5,033)   --
   Annuity benefits ...........................       (1,117)         --          --    --
   Annual contract maintenance charges
      (note 2) ................................         (449)       (141)         (5)   --
   Contingent deferred sales charges
      (note 2) ................................         (381)       (564)        (62)   --
   Adjustments to maintain reserves ...........         (206)        682         221    --
                                                  ----------   ---------   ---------   ---
         Net equity transactions ..............       88,438     462,829   2,595,625    --
                                                  ----------   ---------   ---------   ---

Net change in contract owners' equity .........       24,557     540,478   2,702,138    --
Contract owners' equity beginning of period ...    2,312,092     695,629          --    --
                                                  ----------   ---------   ---------   ---
Contract owners' equity end of period .........   $2,336,649   1,236,107   2,702,138    --
                                                  ==========   =========   =========   ===

CHANGES IN UNITS:
   Beginning units ............................      222,505      89,607          --    --
                                                  ----------   ---------   ---------   ---
   Units purchased ............................      136,006      93,863     262,292    --
   Units redeemed .............................     (131,064)    (30,677)     (1,430)   --
                                                  ----------   ---------   ---------   ---
   Ending units ...............................      227,447     152,793     260,862    --
                                                  ==========   =========   =========   ===

                                                    GVITJPBal           GVITSMdCpGr
                                                  -------------   -----------------------
                                                   2004    2003      2004         2003
                                                  ------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ...............        7    --      (101,858)     (85,543)
   Realized gain (loss) on investments ........    1,494    --       966,532      308,351
   Change in unrealized gain (loss)
      on investments ..........................      260    --       (72,344)   1,370,295
   Reinvested capital gains ...................       --    --            --           --
                                                  ------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,761    --       792,330    1,593,103
                                                  ------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    6,003    --       533,788      447,337
   Transfers between funds ....................   35,385    --    (3,609,611)   9,085,338
   Redemptions (note 3) .......................       --    --    (1,420,725)  (2,394,973)
   Annuity benefits ...........................       --    --          (897)          --
   Annual contract maintenance charges
      (note 2) ................................       --    --        (3,562)      (3,264)
   Contingent deferred sales charges
      (note 2) ................................       --    --        (5,767)      (8,025)
   Adjustments to maintain reserves ...........        1    --           307      854,975
                                                  ------   ---    ----------   ----------
         Net equity transactions ..............   41,389    --    (4,506,467)   7,981,388
                                                  ------   ---    ----------   ----------

Net change in contract owners' equity .........   43,150    --    (3,714,137)   9,574,491
Contract owners' equity beginning of period ...       --    --    17,865,483    9,184,293
                                                  ------   ---    ----------   ----------
Contract owners' equity end of period .........   43,150    --    14,151,346   18,758,784
                                                  ======   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       --    --     3,739,814    2,660,898
                                                  ------   ---    ----------   ----------
   Units purchased ............................   11,118    --       911,693    7,081,789
   Units redeemed .............................   (6,847)   --    (1,852,473)  (5,273,150)
                                                  ------   ---    ----------   ----------
   Ending units ...............................    4,271    --     2,799,034    4,469,537
                                                  ======   ===    ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITSMdCpGr2                GVITMyMkt
                                                  --------------------   ---------------------------
                                                      2004       2003        2004           2003
                                                  -----------   ------   ------------   ------------
Investment activity:
   Net investment income (loss) ...............   $   (52,734)     (12)    (2,243,728)    (2,040,735)
   Realized gain (loss) on investments ........       214,100      (33)            --       (568,402)
   Change in unrealized gain (loss)
      on investments ..........................       223,055      (36)            --       (133,895)
   Reinvested capital gains ...................            --       --             --             --
                                                  -----------   ------    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       384,421      (81)    (2,243,728)    (2,743,032)
                                                  -----------   ------    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     5,872,998   28,258     85,581,923     88,445,401
   Transfers between funds ....................    (1,017,977)     700     68,111,892      6,952,226
   Redemptions (note 3) .......................      (272,539)      --   (173,896,035)  (179,599,483)
   Annuity benefits ...........................            --       --        (13,557)       (28,582)
   Annual contract maintenance charges
      (note 2) ................................           (61)      --       (126,323)      (180,019)
   Contingent deferred sales charges
      (note 2) ................................        (4,896)      --       (472,113)      (888,890)
   Adjustments to maintain reserves ...........          (775)      11        (38,778)        51,778
                                                  -----------   ------    -----------   ------------
         Net equity transactions ..............     4,576,750   28,969    (20,852,991)   (85,247,569)
                                                  -----------   ------    -----------   ------------

Net change in contract owners' equity .........     4,961,171   28,888    (23,096,719)   (87,990,601)
Contract owners' equity beginning of period ...     3,768,515       --    530,348,151    770,678,470
                                                  -----------   ------    -----------   ------------
Contract owners' equity end of period .........   $ 8,729,686   28,888    507,251,432    682,687,869
                                                  ===========   ======    ===========   ============

CHANGES IN UNITS:
   Beginning units ............................       299,970       --     31,545,544     44,179,696
                                                  -----------   ------    -----------   ------------
   Units purchased ............................       655,480    2,607     42,105,372     64,126,881
   Units redeemed .............................      (296,188)      --    (42,891,450)   (68,369,397)
                                                  -----------   ------    -----------   ------------
   Ending units ...............................       659,262    2,607     30,759,466     39,937,180
                                                  ===========   ======    ===========   ============

                                                         GVITNWFund               GVITNWFund2
                                                  -------------------------   -------------------
                                                      2004          2003         2004       2003
                                                  -----------   -----------   ---------   --------
Investment activity:
   Net investment income (loss) ...............      (729,665)   (1,185,935)    (15,188)     (179)
   Realized gain (loss) on investments ........   (31,006,135)  (48,426,742)      9,300     2,482
   Change in unrealized gain (loss)
      on investments ..........................    38,446,396    94,428,988      37,533     7,723
   Reinvested capital gains ...................            --            --          --        --
                                                  -----------   -----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     6,710,596    44,816,311      31,645    10,026
                                                  -----------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     6,493,867     6,674,832   2,790,766   312,590
   Transfers between funds ....................    (6,822,062)   (8,323,622)    138,750        --
   Redemptions (note 3) .......................   (34,991,598)  (34,306,392)    (69,527)       --
   Annuity benefits ...........................       (92,457)      (78,758)         --        --
   Annual contract maintenance charges
      (note 2) ................................      (167,111)     (187,510)       (139)       --
   Contingent deferred sales charges
      (note 2) ................................      (155,417)     (246,619)     (2,294)       --
   Adjustments to maintain reserves ...........         8,036       (31,109)       (211)       --
                                                  -----------   -----------   ---------   -------
         Net equity transactions ..............   (35,726,742)  (36,499,178)  2,857,345   312,590
                                                  -----------   -----------   ---------   -------

Net change in contract owners' equity .........   (29,016,146)    8,317,133   2,888,990   322,616
Contract owners' equity beginning of period ...   453,783,957   422,243,927   3,168,470        --
                                                  -----------   -----------   ---------   -------
Contract owners' equity end of period .........   424,767,811   430,561,060   6,057,460   322,616
                                                  ===========   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................    11,608,699    13,952,126     241,206        --
                                                  -----------   -----------   ---------   -------
   Units purchased ............................       173,654       482,845     236,398    27,638
   Units redeemed .............................    (1,256,875)   (1,896,840)    (20,568)       --
                                                  -----------   -----------   ---------   -------
   Ending units ...............................    10,525,478    12,538,131     457,036    27,638
                                                  ===========   ===========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITLead3               GVITSmCapGr
                                                  ----------------------   -----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (8,207)     (4,623)    (111,060)     (76,196)
   Realized gain (loss) on investments ........      116,232     (21,112)     979,853   (1,621,208)
   Change in unrealized gain (loss)
      on investments ..........................      (84,829)     70,634     (480,984)   3,271,260
   Reinvested capital gains ...................           --          --           --           --
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       23,196      44,899      387,809    1,573,856
                                                  ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       56,279      62,050      769,885      464,302
   Transfers between funds ....................      101,999    (223,539)  (2,154,506)   2,513,466
   Redemptions (note 3) .......................      (91,649)   (131,519)  (1,461,546)  (1,436,945)
   Annuity benefits ...........................           --          --       (1,191)          --
   Annual contract maintenance charges
      (note 2) ................................         (274)       (349)      (4,449)      (3,764)
   Contingent deferred sales charges
      (note 2) ................................          (82)       (442)      (6,667)      (6,439)
   Adjustments to maintain reserves ...........          (45)        353          372           96
                                                  ----------   ---------   ----------   ----------
         Net equity transactions ..............       66,228    (293,446)  (2,858,102)   1,530,716
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity .........       89,424    (248,547)  (2,470,293)   3,104,572
Contract owners' equity beginning of period ...    1,167,054   1,179,449   18,350,340   11,172,305
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period .........   $1,256,478     930,902   15,880,047   14,276,877
                                                  ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      112,472     140,893    2,968,907    2,398,287
                                                  ----------   ---------   ----------   ----------
   Units purchased ............................       64,912      37,162    1,361,523    3,329,461
   Units redeemed .............................      (60,494)    (73,464)  (1,831,462)  (3,064,333)
                                                  ----------   ---------   ----------   ----------
   Ending units ...............................      116,890     104,591    2,498,968    2,663,415
                                                  ==========   =========   ==========   ==========

                                                      GVITSmCapGr2              GVITSmCapVal
                                                  --------------------   -------------------------
                                                     2004       2003         2004          2003
                                                  ---------   --------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (35,781)      (712)   (1,089,221)     (700,612)
   Realized gain (loss) on investments ........      93,725     31,221     2,320,313   (12,193,240)
   Change in unrealized gain (loss)
      on investments ..........................      86,135       (202)    5,690,186    30,351,305
   Reinvested capital gains ...................          --         --            --            --
                                                  ---------   --------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     144,079     30,307     6,921,278    17,457,453
                                                  ---------   --------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   3,148,822    184,226     4,201,237     2,837,714
   Transfers between funds ....................    (174,733)    (3,189)   (2,245,325)      912,355
   Redemptions (note 3) .......................    (256,875)    (1,013)  (15,631,655)  (11,089,363)
   Annuity benefits ...........................          --         --       (11,311)       (9,946)
   Annual contract maintenance charges
      (note 2) ................................         (32)        --       (38,102)      (32,939)
   Contingent deferred sales charges
      (note 2) ................................      (4,926)        --       (57,325)      (71,206)
   Adjustments to maintain reserves ...........          72      1,799             1        (2,569)
                                                  ---------   --------   -----------   -----------
         Net equity transactions ..............   2,712,328    181,823   (13,782,480)   (7,455,954)
                                                  ---------   --------   -----------   -----------

Net change in contract owners' equity .........   2,856,407    212,130    (6,861,202)   10,001,499
Contract owners' equity beginning of period ...   3,438,415         --   161,100,144   111,916,674
                                                  ---------   --------   -----------   -----------
Contract owners' equity end of period .........   6,294,822    212,130   154,238,942   121,918,173
                                                  =========   ========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     253,671         --     9,693,103    10,426,144
                                                  ---------   --------   -----------   -----------
   Units purchased ............................     387,882    450,667     1,923,078     3,965,884
   Units redeemed .............................    (187,652)  (432,953)   (2,757,758)   (4,807,613)
                                                  ---------   --------   -----------   -----------
   Ending units ...............................     453,901     17,714     8,858,423     9,584,415
                                                  =========   ========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITSmCapVal2               GVITSmComp
                                                  ---------------------   -------------------------
                                                     2004         2003        2004          2003
                                                  -----------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (121,108)     (373)   (1,500,948)   (1,208,327)
   Realized gain (loss) on investments ........       283,596       546     3,274,031   (10,893,608)
   Change in unrealized gain (loss)
      on investments ..........................       277,409     9,182    11,267,871    36,485,881
   Reinvested capital gains ...................            --        --            --            --
                                                  -----------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       439,897     9,355    13,040,954    24,383,946
                                                  -----------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    12,099,433   261,563     4,264,444     3,343,535
   Transfers between funds ....................       892,646    49,653    (3,105,313)   (3,766,724)
   Redemptions (note 3) .......................    (1,002,045)       --   (20,478,399)  (17,456,867)
   Annuity benefits ...........................            --        --       (28,680)      (30,816)
   Annual contract maintenance charges
      (note 2) ................................          (259)       --       (57,471)      (58,692)
   Contingent deferred sales charges
      (note 2) ................................       (12,249)       --       (75,311)     (139,947)
   Adjustments to maintain reserves ...........          (561)        3           848        (8,572)
                                                  -----------   -------   -----------   -----------
         Net equity transactions ..............    11,976,965   311,219   (19,479,882)  (18,118,083)
                                                  -----------   -------   -----------   -----------

Net change in contract owners' equity .........    12,416,862   320,574    (6,438,928)    6,265,863
Contract owners' equity beginning of period ...     9,519,702        --   225,747,562   187,733,918
                                                  -----------   -------   -----------   -----------
Contract owners' equity end of period .........   $21,936,564   320,574   219,308,634   193,999,781
                                                  ===========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................       573,102        --     8,866,029    10,259,753
                                                  -----------   -------   -----------   -----------
   Units purchased ............................     1,035,984    25,404       689,439     2,193,920
   Units redeemed .............................      (344,199)     (174)   (1,438,640)   (3,188,693)
                                                  -----------   -------   -----------   -----------
   Ending units ...............................     1,264,887    25,230     8,116,828     9,264,980
                                                  ===========   =======   ===========   ===========

                                                        GVITSmComp2              GVITTGroFoc
                                                  ----------------------   ----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     (130,919)     (1,338)      (4,298)     (6,464)
   Realized gain (loss) on investments ........      599,738      44,124       46,325     (80,929)
   Change in unrealized gain (loss)
      on investments ..........................      412,896      (4,250)      (2,061)    281,146
   Reinvested capital gains ...................           --          --           --          --
                                                  ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      881,715      38,536       39,966     193,753
                                                  ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   12,699,107     583,700            1          --
   Transfers between funds ....................    2,692,903     470,105   (1,193,977)   (124,037)
   Redemptions (note 3) .......................   (1,177,219)       (108)     (17,096)    (24,715)
   Annuity benefits ...........................           --          --           --          --
   Annual contract maintenance charges
      (note 2) ................................         (179)         --         (212)       (393)
   Contingent deferred sales charges
      (note 2) ................................       (8,030)         --          (15)       (162)
   Adjustments to maintain reserves ...........         (750)        (28)          15        (570)
                                                  ----------   ---------   ----------   ---------
         Net equity transactions ..............   14,205,832   1,053,669   (1,211,284)   (149,877)
                                                  ----------   ---------   ----------   ---------

Net change in contract owners' equity .........   15,087,547   1,092,205   (1,171,318)     43,876
Contract owners' equity beginning of period ...    9,493,737          --    1,171,318   1,012,335
                                                  ----------   ---------   ----------   ---------
Contract owners' equity end of period .........   24,581,284   1,092,205           --   1,056,211
                                                  ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      652,337          --      366,483     471,889
                                                  ----------   ---------   ----------   ---------
   Units purchased ............................    1,565,522     524,640           --          --
   Units redeemed .............................     (625,750)   (433,670)    (366,483)    (66,064)
                                                  ----------   ---------   ----------   ---------
   Ending units ...............................    1,592,109      90,970           --     405,825
                                                  ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITTGroFoc3             GVITUSGro2
                                                  -----------------------   -------------------
                                                      2004         2003        2004       2003
                                                  -----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (10,070)     (5,913)    (53,797)     (390)
   Realized gain (loss) on investments ........       419,926    (103,512)      5,557       872
   Change in unrealized gain (loss)
      on investments ..........................      (357,780)    242,124    (228,202)   13,275
   Reinvested capital gains ...................            --          --     276,022        --
                                                  -----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        52,076     132,699        (420)   13,757
                                                  -----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        41,636      55,159   4,808,603   238,963
   Transfers between funds ....................    (2,527,587)    336,294    (664,280)   48,462
   Redemptions (note 3) .......................       (42,703)   (140,694)   (655,247)       --
   Annuity benefits ...........................            --          --          --        --
   Annual contract maintenance charges
      (note 2) ................................          (296)       (187)        (85)       --
   Contingent deferred sales charges
      (note 2) ................................           (49)       (335)    (10,258)       --
   Adjustments to maintain reserves ...........           930         145          91        64
                                                  -----------   ---------   ---------   -------
         Net equity transactions ..............    (2,528,069)    250,382   3,478,824   287,489
                                                  -----------   ---------   ---------   -------

Net change in contract owners' equity .........    (2,475,993)    383,081   3,478,404   301,246
Contract owners' equity beginning
   of period ..................................     2,475,993     983,837   4,108,083        --
                                                  -----------   ---------   ---------   -------
Contract owners' equity end of period .........   $        --   1,366,918   7,586,487   301,246
                                                  ===========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       222,768     131,428     275,354        --
                                                  -----------   ---------   ---------   -------
   Units purchased ............................        61,253     228,112     416,768    23,951
   Units redeemed .............................      (284,021)   (208,754)   (191,507)       (2)
                                                  -----------   ---------   ---------   -------
   Ending units ...............................            --     150,786     500,615    23,949
                                                  ===========   =========   =========   =======

                                                        GVITUSGro3              GVITVKMultiSec
                                                  ----------------------   -----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (77,632)    (16,157)     504,750      481,915
   Realized gain (loss) on investments ........      565,938      51,243      153,691      498,188
   Change in unrealized gain (loss)
      on investments ..........................     (786,972)    491,331   (1,103,832)     648,485
   Reinvested capital gains ...................      460,600          --           --           --
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      161,934     526,417     (445,391)   1,628,588
                                                  ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      390,323      70,294    6,813,434    1,354,840
   Transfers between funds ....................   (1,314,700)  5,265,132    1,953,289    6,543,920
   Redemptions (note 3) .......................     (915,791)   (297,883)  (3,375,454)  (3,617,758)
   Annuity benefits ...........................           --          --       (3,580)      (3,639)
   Annual contract maintenance charges
      (note 2) ................................       (1,929)       (405)      (4,054)      (3,917)
   Contingent deferred sales charges
      (note 2) ................................       (2,154)       (842)     (14,767)     (14,220)
   Adjustments to maintain reserves ...........        1,101      (1,251)         274       (1,082)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions ..............   (1,843,150)  5,035,045    5,369,142    4,258,144
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity .........   (1,681,216)  5,561,462    4,923,751    5,886,732
Contract owners' equity beginning
   of period ..................................   12,223,231     313,433   29,943,637   19,468,334
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period .........   10,542,015   5,874,895   34,867,388   25,355,066
                                                  ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      994,663      38,325    2,474,699    1,720,805
                                                  ----------   ---------   ----------   ----------
   Units purchased ............................      274,827     878,731    1,125,049    2,095,746
   Units redeemed .............................     (426,340)   (348,641)    (626,925)  (1,714,048)
                                                  ----------   ---------   ----------   ----------
   Ending units ...............................      843,150     568,415    2,972,823    2,102,503
                                                  ==========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITWLead3            JanBal
                                                  ---------------   --------------------
                                                    2004     2003      2004        2003
                                                  --------   ----   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $   (210)    --       (1,499)    3,657
   Realized gain (loss) on investments ........         46     --       30,186       245
   Change in unrealized gain (loss)
      on investments ..........................      1,093     --       44,472    (3,478)
   Reinvested capital gains ...................         --     --           --        --
                                                  --------    ---   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        929     --       73,159       424
                                                  --------    ---   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         12     --    4,431,795   799,917
   Transfers between funds ....................    264,583     --      (46,051)   34,052
   Redemptions (note 3) .......................     (8,633)    --     (263,421)     (439)
   Annuity benefits ...........................         --     --           --        --
   Annual contract maintenance charges
      (note 2) ................................         --     --         (182)       --
   Contingent deferred sales charges
      (note 2) ................................         --     --       (3,891)       --
   Adjustments to maintain reserves ...........          4     --         (327)      (19)
                                                  --------    ---   ----------   -------
         Net equity transactions ..............    255,966     --    4,117,923   833,511
                                                  --------    ---   ----------   -------

Net change in contract owners' equity .........    256,895     --    4,191,082   833,935
Contract owners' equity beginning
   of period ..................................         --     --    6,279,309        --
                                                  --------    ---   ----------   -------
Contract owners' equity end of period .........   $256,895     --   10,470,391   833,935
                                                  ========    ===   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................         --     --      546,262        --
                                                  --------    ---   ----------   -------
   Units purchased ............................     26,641     --      474,202    77,197
   Units redeemed .............................       (867)    --     (119,229)     (253)
                                                  --------    ---   ----------   -------
   Ending units ...............................     25,774     --      901,235    76,944
                                                  ========    ===   ==========   =======

                                                          JanCapAp               JanGlTechS2
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (262,614)    (180,791)    (44,350)    (22,093)
   Realized gain (loss) on investments ........      719,117   (3,482,222)    506,987    (183,678)
   Change in unrealized gain (loss)
      on investments ..........................    1,368,228    6,120,928    (592,350)    753,970
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,824,731    2,457,915    (129,713)    548,199
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,380,491    1,786,983     645,501     658,304
   Transfers between funds ....................     (607,333)    (543,924)   (103,843)    817,641
   Redemptions (note 3) .......................   (2,721,573)  (3,786,376)   (579,024)   (275,065)
   Annuity benefits ...........................         (702)      (1,313)         --          --
   Annual contract maintenance charges
      (note 2) ................................      (10,893)     (12,877)     (2,220)     (1,598)
   Contingent deferred sales charges
      (note 2) ................................      (21,062)     (32,972)     (5,488)     (2,714)
   Adjustments to maintain reserves ...........          771         (442)      3,788       8,878
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............       19,699   (2,590,921)    (41,286)  1,205,446
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........    1,844,430     (133,006)   (170,999)  1,753,645
Contract owners' equity beginning
   of period ..................................   37,332,396   34,233,170   6,657,474   2,345,727
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   39,176,826   34,100,164   6,486,475   4,099,372
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    5,884,690    6,806,637     646,612     330,773
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................    1,220,709    5,115,753     236,721     545,341
   Units redeemed .............................   (1,435,695)  (5,671,592)   (243,862)   (386,525)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    5,669,704    6,250,798     639,471     489,589
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          JanGlTech               JanIntGroS2
                                                  ------------------------   ---------------------
                                                     2004          2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (57,032)     (54,411)    (10,469)     15,926
   Realized gain (loss) on investments ........      (104,856)    (964,157)    180,352    (131,581)
   Change in unrealized gain (loss)
      on investments ..........................        43,581    2,311,614    (482,899)    529,335
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (118,307)   1,293,046    (313,016)    413,680
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................           280          838   1,223,265     861,600
   Transfers between funds ....................      (595,833)    (774,040)  2,305,805     900,776
   Redemptions (note 3) .......................      (601,386)    (666,557)   (978,902)   (437,787)
   Annuity benefits ...........................            --           --         (57)         --
   Annual contract maintenance charges
      (note 2) ................................        (3,389)      (4,143)     (2,653)     (2,100)
   Contingent deferred sales charges
      (note 2) ................................        (3,846)      (5,200)     (8,620)     (3,969)
   Adjustments to maintain reserves ...........            57      (10,373)      1,458      26,458
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (1,204,117)  (1,459,475)  2,540,296   1,344,978
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (1,322,424)    (166,429)  2,227,280   1,758,658
Contract owners' equity beginning of period ...     9,122,989    8,594,761   7,601,917   5,004,178
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $ 7,800,565    8,428,332   9,829,197   6,762,836
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,607,410    3,550,055     739,921     646,682
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................            75          376     485,360     333,435
   Units redeemed .............................      (343,832)    (586,969)   (250,967)   (152,774)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     2,263,653    2,963,462     974,314     827,343
                                                  ===========   ==========   =========   =========

                                                         JanIntGro             JanRMgCore
                                                  -----------------------   ----------------
                                                     2004         2003        2004      2003
                                                  ----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ...............      (37,490)      15,719       2,574     --
   Realized gain (loss) on investments ........    1,632,294   (3,127,933)     40,604     --
   Change in unrealized gain (loss)
      on investments ..........................   (1,716,730)   3,749,587      16,492     (5)
   Reinvested capital gains ...................           --           --          --     --
                                                  ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (121,926)     637,373      59,670     (5)
                                                  ----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,934,789       84,340     996,817    880
   Transfers between funds ....................   (2,630,566)  (1,263,868)    262,846     --
   Redemptions (note 3) .......................   (1,482,497)  (1,263,850)    (17,031)    --
   Annuity benefits ...........................       (1,896)      (1,377)         --     --
   Annual contract maintenance charges
      (note 2) ................................       (3,987)      (4,779)         (4)    --
   Contingent deferred sales charges
      (note 2) ................................       (6,564)     (11,222)        (53)    --
   Adjustments to maintain reserves ...........          309      (26,198)        (62)     4
                                                  ----------   ----------   ---------    ---
         Net equity transactions ..............   (2,190,412)  (2,486,954)  1,242,513    884
                                                  ----------   ----------   ---------    ---

Net change in contract owners' equity .........   (2,312,338)  (1,849,581)  1,302,183    879
Contract owners' equity beginning of period ...   15,858,111   13,847,721     493,558     --
                                                  ----------   ----------   ---------    ---
Contract owners' equity end of period .........   13,545,773   11,998,140   1,795,741    879
                                                  ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ............................    2,390,414    3,173,860      40,586     --
                                                  ----------   ----------   ---------    ---
   Units purchased ............................    1,161,696      664,226     133,939     83
   Units redeemed .............................   (1,470,313)  (1,245,955)    (34,722)    --
                                                  ----------   ----------   ---------    ---
   Ending units ...............................    2,081,797    2,592,131     139,803     83
                                                  ==========   ==========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    JPMSTMidCap          MFSInvGrStS
                                                  ---------------   --------------------
                                                    2004     2003      2004        2003
                                                  --------   ----   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $   (291)    --      (67,158)     (380)
   Realized gain (loss) on investments ........         --     --       12,603       656
   Change in unrealized gain (loss)
      on investments ..........................      6,062     --      164,681     5,729
   Reinvested capital gains ...................         --     --           --        --
                                                  --------    ---   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      5,771     --      110,126     6,005
                                                  --------    ---   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     12,786     --    5,565,770   298,432
   Transfers between funds ....................    712,498     --      571,721     4,742
   Redemptions (note 3) .......................         --     --     (204,663)       --
   Annuity benefits ...........................         --     --           --        --
   Annual contract maintenance charges
      (note 2) ................................         --     --          (38)       --
   Contingent deferred sales charges
      (note 2) ................................         --     --       (1,222)       --
   Adjustments to maintain reserves ...........        (14)    --         (140)      (11)
                                                  --------    ---   ----------   -------
         Net equity transactions ..............    725,270     --    5,931,428   303,163
                                                  --------    ---   ----------   -------

Net change in contract owners' equity .........    731,041     --    6,041,554   309,168
Contract owners' equity beginning of period ...         --     --    5,365,390        --
                                                  --------    ---   ----------   -------
Contract owners' equity end of period .........   $731,041     --   11,406,944   309,168
                                                  ========    ===   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................         --     --      430,072        --
                                                  --------    ---   ----------   -------
   Units purchased ............................     72,403     --      512,068    26,507
   Units redeemed .............................       (664)    --      (43,482)       --
                                                  --------    ---   ----------   -------
   Ending units ...............................     71,739     --      898,658    26,507
                                                  ========    ===   ==========   =======

                                                        MFSValS             NBAMTFasc
                                                  -------------------   ------------------
                                                     2004       2003       2004      2003
                                                  ---------   -------   ---------   ------
Investment activity:
   Net investment income (loss) ...............     (19,665)     (517)    (14,246)    (156)
   Realized gain (loss) on investments ........      69,137       662      64,018      404
   Change in unrealized gain (loss)
      on investments ..........................     (15,549)    8,489      14,293    4,076
   Reinvested capital gains ...................     115,966        --          --       --
                                                  ---------   -------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     149,889     8,634      64,065    4,324
                                                  ---------   -------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   4,700,951   443,472   1,261,294   70,873
   Transfers between funds ....................     (79,761)   41,505    (578,022)      --
   Redemptions (note 3) .......................    (460,038)     (211)    (84,524)      --
   Annuity benefits ...........................          --        --          --       --
   Annual contract maintenance charges
      (note 2) ................................         (40)       --         (13)      --
   Contingent deferred sales charges
      (note 2) ................................      (2,421)       --        (167)      --
   Adjustments to maintain reserves ...........          44       (26)        (39)      (7)
                                                  ---------   -------   ---------   ------
         Net equity transactions ..............   4,158,735   484,740     598,529   70,866
                                                  ---------   -------   ---------   ------
Net change in contract owners' equity .........   4,308,624   493,374     662,594   75,190
Contract owners' equity beginning of period ...   4,095,704        --   1,391,900       --
                                                  ---------   -------   ---------   ------
Contract owners' equity end of period .........   8,404,328   493,374   2,054,494   75,190
                                                  =========   =======   =========   ======

CHANGES IN UNITS:
   Beginning units ............................     318,844        --     102,949       --
                                                  ---------   -------   ---------   ------
   Units purchased ............................     451,062    43,338     102,796    6,399
   Units redeemed .............................    (132,952)      (21)    (60,168)      --
                                                  ---------   -------   ---------   ------
   Ending units ...............................     636,954    43,317     145,577    6,399
                                                  =========   =======   =========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           NBAMTGro                   NBAMTGuard
                                                  --------------------------   -----------------------
                                                      2004           2003         2004         2003
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ (1,113,901)   (1,006,817)    (166,322)    (153,956)
   Realized gain (loss) on investments ........     (3,016,801)  (19,040,986)     (49,377)  (2,279,203)
   Change in unrealized gain (loss)
      on investments ..........................     15,098,523    39,557,011    1,068,020    5,252,505
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     10,967,821    19,509,208      852,321    2,819,346
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,328,978     3,348,330      748,478      538,575
   Transfers between funds ....................     (3,844,872)   (3,411,645)    (738,455)    (315,874)
   Redemptions (note 3) .......................    (13,622,927)  (12,291,104)  (2,736,841)  (2,470,607)
   Annuity benefits ...........................        (17,704)      (18,905)        (504)        (603)
   Annual contract maintenance charges
      (note 2) ................................        (64,982)      (73,974)      (6,687)      (7,330)
   Contingent deferred sales charges
      (note 2) ................................        (65,360)      (76,635)     (11,877)     (13,497)
   Adjustments to maintain reserves ...........          9,109       (17,464)         581        1,940
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............    (14,277,758)  (12,541,397)  (2,745,305)  (2,267,396)
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     (3,309,937)    6,967,811   (1,892,984)     551,950
Contract owners' equity beginning of period ...    172,795,793   154,019,281   25,679,802   23,479,664
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $169,485,856   160,987,092   23,786,818   24,031,614
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      6,552,886     7,698,064    2,668,163    3,171,959
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................        392,862     1,625,682      218,557    1,020,241
   Units redeemed .............................       (939,840)   (2,335,610)    (499,394)  (1,325,750)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................      6,005,908     6,988,136    2,387,326    2,866,450
                                                  ============   ===========   ==========   ==========

                                                           NBAMTLMat                NBAMTMCGrS
                                                  --------------------------   --------------------
                                                      2004           2003         2004       2003
                                                  ------------   -----------   ---------   --------
Investment activity:
   Net investment income (loss) ...............      (875,338)      (968,406)    (48,715)    (1,211)
   Realized gain (loss) on investments ........      (246,047)     1,562,047      95,613     37,444
   Change in unrealized gain (loss)
      on investments ..........................       264,212      1,201,205     365,099    (11,390)
   Reinvested capital gains ...................            --             --          --         --
                                                  -----------    -----------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (857,173)     1,794,846     411,997     24,843
                                                  -----------    -----------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    13,253,391      5,645,290   2,658,364    622,970
   Transfers between funds ....................     1,523,731      2,761,608    (768,647)        37
   Redemptions (note 3) .......................   (16,501,278)   (16,590,412)   (294,741)       (68)
   Annuity benefits ...........................       (28,043)       (33,092)         --         --
   Annual contract maintenance charges
      (note 2) ................................       (20,830)       (29,606)       (110)        --
   Contingent deferred sales charges
      (note 2) ................................       (36,395)       (64,185)     (1,103)        --
   Adjustments to maintain reserves ...........           (63)        40,961         147       (976)
                                                  -----------    -----------   ---------   --------
         Net equity transactions ..............    (1,809,487)    (8,269,436)  1,593,910    621,963
                                                  -----------    -----------   ---------   --------

Net change in contract owners' equity .........    (2,666,660)    (6,474,590)  2,005,907    646,806
Contract owners' equity beginning of period ...   129,423,251    142,777,399   5,345,674         --
                                                  -----------    -----------   ---------   --------
Contract owners' equity end of period .........   126,756,591    136,302,809   7,351,581    646,806
                                                  ===========    ===========   =========   ========

CHANGES IN UNITS:
   Beginning units ............................     7,936,054      8,258,426     425,358         --
                                                  -----------    -----------   ---------   --------
   Units purchased ............................     2,358,480      3,047,042     268,582    491,357
   Units redeemed .............................    (2,077,657)    (3,396,310)   (144,919)  (433,162)
                                                  -----------    -----------   ---------   --------
   Ending units ...............................     8,216,877      7,909,158     549,021     58,195
                                                  ===========    ===========   =========   ========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           NBAMTPart               NBAMSocRes
                                                  --------------------------   ------------------
                                                      2004           2003         2004      2003
                                                  ------------   -----------   ---------   ------
Investment activity:
   Net investment income (loss) ...............   $ (1,439,335)   (1,270,636)    (23,211)     (16)
   Realized gain (loss) on investments ........      1,137,971   (10,510,655)     32,675       --
   Change in unrealized gain (loss)
      on investments ..........................      9,958,484    41,674,920      27,319     (947)
   Reinvested capital gains ...................             --            --          --       --
                                                  ------------   -----------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      9,657,120    29,893,629      36,783     (963)
                                                  ------------   -----------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,131,773     3,394,655   2,925,650    6,268
   Transfers between funds ....................     (1,428,768)   (1,336,127)    816,287   24,184
   Redemptions (note 3) .......................    (19,021,126)  (16,665,446)   (300,101)      --
   Annuity benefits ...........................        (28,615)      (22,657)         --       --
   Annual contract maintenance charges
      (note 2) ................................        (54,130)      (59,335)         (8)      --
   Contingent deferred sales charges
      (note 2) ................................        (74,188)     (121,982)        (31)      --
   Adjustments to maintain reserves ...........         10,147         3,339      (1,212)      (4)
                                                  ------------   -----------   ---------   ------
         Net equity transactions ..............    (17,464,907)  (14,807,553)  3,440,585   30,448
                                                  ------------   -----------   ---------   ------

Net change in contract owners' equity .........     (7,807,787)   15,086,076   3,477,368   29,485
Contract owners' equity beginning of period ...    213,297,209   186,418,259   1,075,366       --
                                                  ------------   -----------   ---------   ------
Contract owners' equity end of period .........   $205,489,422   201,504,335   4,552,734   29,485
                                                  ============   ===========   =========   ======

CHANGES IN UNITS:
   Beginning units ............................      9,238,599    10,763,542      87,804       --
                                                  ------------   -----------   ---------   ------
   Units purchased ............................        507,970     2,034,076     319,342    2,752
   Units redeemed .............................     (1,244,588)   (2,850,074)    (37,136)      --
                                                  ------------   -----------   ---------   ------
   Ending units ...............................      8,501,981     9,947,544     370,010    2,752
                                                  ============   ===========   =========   ======

                                                         OppAggGro                    OppBal
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (153,649)    (127,951)      650,367     3,937,257
   Realized gain (loss) on investments ........      462,455     (970,780)     (938,985)   (5,124,391)
   Change in unrealized gain (loss)
      on investments ..........................    1,748,490    3,274,749     1,488,971    18,003,891
   Reinvested capital gains ...................           --           --            --            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    2,057,296    2,176,018     1,200,353    16,816,757
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,234,696    1,156,971     3,354,688     2,865,530
   Transfers between funds ....................    1,855,931    1,689,848     1,915,795    (1,350,521)
   Redemptions (note 3) .......................   (1,723,268)  (2,197,780)  (16,125,245)  (16,298,667)
   Annuity benefits ...........................          (32)        (161)      (28,182)      (31,302)
   Annual contract maintenance charges
      (note 2) ................................       (9,864)     (10,445)      (47,482)      (52,414)
   Contingent deferred sales charges
      (note 2) ................................      (19,234)     (26,341)      (47,624)      (83,116)
   Adjustments to maintain reserves ...........          678        1,928         6,815         2,739
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............    1,338,907      614,020   (10,971,235)  (14,947,751)
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........    3,396,203    2,790,038    (9,770,882)    1,869,006
Contract owners' equity beginning of period ...   22,499,764   18,660,952   184,722,208   170,081,258
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........   25,895,967   21,450,990   174,951,326   171,950,264
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    4,845,750    4,980,792     7,605,940     8,670,954
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................    1,677,766    8,577,632       391,221       464,983
   Units redeemed .............................   (1,422,469)  (8,489,874)     (858,203)   (1,235,685)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................    5,101,047    5,068,550     7,138,958     7,900,252
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            OppBdFd                     OppCapAp
                                                  --------------------------   -------------------------
                                                      2004           2003          2004          2003
                                                  ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  7,628,102    11,922,423      (570,662)     (327,712)
   Realized gain (loss) on investments ........      1,077,270      (108,805)       36,612   (20,994,763)
   Change in unrealized gain (loss)
      on investments ..........................     (8,752,322)   (1,326,690)    3,055,472    36,211,824
   Reinvested capital gains ...................             --            --            --            --
                                                  ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (46,950)   10,486,928     2,521,422    14,889,349
                                                  ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,418,727     3,860,984     4,529,862     3,979,595
   Transfers between funds ....................     (5,818,237)    1,232,035     3,509,410    (1,552,237)
   Redemptions (note 3) .......................    (20,798,084)  (26,880,129)  (13,057,159)  (12,345,368)
   Annuity benefits ...........................        (28,062)      (31,829)      (11,403)      (11,403)
   Annual contract maintenance charges
      (note 2) ................................        (44,813)      (55,827)      (51,322)      (56,599)
   Contingent deferred sales charges
      (note 2) ................................        (68,346)     (159,336)      (83,621)      (96,447)
   Adjustments to maintain reserves ...........          3,320        (1,841)         (851)       17,758
                                                  ------------   -----------   -----------   -----------
         Net equity transactions ..............    (23,335,495)  (22,035,943)   (5,165,084)  (10,064,701)
                                                  ------------   -----------   -----------   -----------

Net change in contract owners' equity .........    (23,382,445)  (11,549,015)   (2,643,662)    4,824,648
Contract owners' equity beginning of period ...    203,423,965   247,317,553   160,362,578   137,647,583
                                                  ------------   -----------   -----------   -----------
Contract owners' equity end of period .........   $180,041,520   235,768,538   157,718,916   142,472,231
                                                  ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     10,449,202    13,606,303    11,344,613    12,583,296
                                                  ------------   -----------   -----------   -----------
   Units purchased ............................        648,576     2,057,563     2,175,122     5,433,034
   Units redeemed .............................     (1,917,067)   (3,406,012)   (2,549,859)   (6,351,173)
                                                  ------------   -----------   -----------   -----------
   Ending units ...............................      9,180,711    12,257,854    10,969,876    11,665,157
                                                  ============   ===========   ===========   ===========

                                                        OppCapApS               OppGlSec3
                                                  --------------------   -----------------------
                                                     2004        2003       2004         2003
                                                  ----------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (128,043)     (720)     298,314      (21,687)
   Realized gain (loss) on investments ........      572,356     1,087      174,051      114,627
   Change in unrealized gain (loss)
      on investments ..........................     (116,738)     (702)     564,035      385,637
   Reinvested capital gains ...................           --        --           --           --
                                                  ----------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      327,575      (335)   1,036,400      478,577
                                                  ----------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   20,279,866   711,917    8,093,076    2,088,491
   Transfers between funds ....................   (4,032,816)  284,293   12,484,765   17,467,707
   Redemptions (note 3) .......................     (589,602)      (97)  (4,983,570)    (462,451)
   Annuity benefits ...........................           --        --           --           --
   Annual contract maintenance charges
      (note 2) ................................         (289)       --      (11,422)        (575)
   Contingent deferred sales charges
      (note 2) ................................       (6,923)       --      (22,233)      (2,043)
   Adjustments to maintain reserves ...........         (236)       13      (17,402)     261,976
                                                  ----------   -------   ----------   ----------
         Net equity transactions ..............   15,650,000   996,126   15,543,214   19,353,105
                                                  ----------   -------   ----------   ----------

Net change in contract owners' equity .........   15,977,575   995,791   16,579,614   19,831,682
Contract owners' equity beginning of period ...   14,365,108        --   43,773,740           --
                                                  ----------   -------   ----------   ----------
Contract owners' equity end of period .........   30,342,683   995,791   60,353,354   19,831,682
                                                  ==========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    1,061,170        --    3,077,238           --
                                                  ----------   -------   ----------   ----------
   Units purchased ............................    1,745,360    89,726    1,707,037    2,031,871
   Units redeemed .............................     (593,879)   (4,991)    (651,899)    (261,176)
                                                  ----------   -------   ----------   ----------
   Ending units ...............................    2,212,651    84,735    4,132,376    1,770,695
                                                  ==========   =======   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       OppGlSec4                 OppGlSec
                                                  ------------------   --------------------------
                                                      2004      2003       2004          2003
                                                  -----------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) ...............   $  (12,521)     --     2,224,309       657,209
   Realized gain (loss) on investments ........           --      --     5,143,478   (38,260,460)
   Change in unrealized gain (loss)
      on investments ..........................      206,463      --     2,843,680    72,623,629
   Reinvested capital gains ...................           --      --            --            --
                                                  ----------     ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      193,942      --    10,211,467    35,020,378
                                                  ----------     ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    6,343,283      --         7,718     4,539,129
   Transfers between funds ....................    3,382,204      --   (10,002,880)  (23,705,650)
   Redemptions (note 3) .......................      (25,225)     --   (33,942,340)  (30,759,689)
   Annuity benefits ...........................           --      --       (41,088)      (43,403)
   Annual contract maintenance charges
      (note 2) ................................           (9)     --       (88,326)     (101,360)
   Contingent deferred sales charges
      (note 2) ................................         (411)     --      (112,066)     (178,746)
   Adjustments to maintain reserves ...........           24      --         6,835      (283,797)
                                                  ----------     ---   -----------   -----------
         Net equity transactions ..............    9,699,866      --   (44,172,147)  (50,533,516)
                                                  ----------     ---   -----------   -----------

Net change in contract owners' equity .........    9,893,808      --   (33,960,680)  (15,513,138)
Contract owners' equity beginning of period ...           --      --   387,473,030   360,987,801
                                                  ----------     ---   -----------   -----------
Contract owners' equity end of period .........   $9,893,808      --   353,512,350   345,474,663
                                                  ==========     ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................           --      --    14,615,943    19,239,592
                                                  ----------     ---   -----------   -----------
   Units purchased ............................      990,825      --        (2,268)    4,407,234
   Units redeemed .............................       (9,864)     --    (1,631,262)   (7,066,420)
                                                  ----------     ---   -----------   -----------
   Ending units ...............................      980,961      --    12,982,413    16,580,406
                                                  ==========     ===   ===========   ===========

                                                        OppGlSecS                OppHighIncS
                                                  ----------------------   ----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............      103,615      (2,761)     967,749     (18,615)
   Realized gain (loss) on investments ........    1,014,941     130,086      (72,088)     84,818
   Change in unrealized gain (loss)
      on investments ..........................   (1,010,559)    (35,653)    (849,316)    323,514
   Reinvested capital gains ...................           --          --           --          --
                                                  ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      107,997      91,672       46,345     389,717
                                                  ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   16,115,600   1,157,392   10,516,232   5,195,533
   Transfers between funds ....................   (6,487,762)    244,376   (5,095,313)    (31,971)
   Redemptions (note 3) .......................   (1,236,791)       (224)  (1,567,501)       (308)
   Annuity benefits ...........................           --          --           --          --
   Annual contract maintenance charges
      (note 2) ................................         (305)         --          (40)         --
   Contingent deferred sales charges
      (note 2) ................................       (5,273)         --       (3,013)         --
   Adjustments to maintain reserves ...........       (2,086)        (19)         (38)        (45)
                                                  ----------   ---------   ----------   ---------
         Net equity transactions ..............    8,383,383   1,401,525    3,850,327   5,163,209
                                                  ----------   ---------   ----------   ---------

Net change in contract owners' equity .........    8,491,380   1,493,197    3,896,672   5,552,926
Contract owners' equity beginning of period ...   17,208,692          --   14,186,550          --
                                                  ----------   ---------   ----------   ---------
Contract owners' equity end of period .........   25,700,072   1,493,197   18,083,222   5,552,926
                                                  ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,143,121          --    1,175,216          --
                                                  ----------   ---------   ----------   ---------
   Units purchased ............................    1,458,419     767,931    2,165,669     629,364
   Units redeemed .............................     (927,802)   (639,478)  (1,858,354)   (138,022)
                                                  ----------   ---------   ----------   ---------
   Ending units ...............................    1,673,738     128,453    1,482,531     491,342
                                                  ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          OppMSFund                OppMSFundS
                                                  ------------------------   ---------------------
                                                      2004         2003          2004        2003
                                                  -----------   ----------   -----------   -------
Investment activity:
   Net investment income (loss) ...............   $    56,506       76,300      (22,628)      (804)
   Realized gain (loss) on investments ........       432,778   (2,141,329)      46,487      4,558
   Change in unrealized gain (loss)
      on investments ..........................       110,156    4,174,014      175,809      3,328
   Reinvested capital gains ...................            --           --           --         --
                                                  -----------   ----------   ----------    -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       599,440    2,108,985      199,668      7,082
                                                  -----------   ----------   ----------    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,637,795    1,256,274   11,854,519    755,806
   Transfers between funds ....................     2,448,358    2,953,731      991,950     40,858
   Redemptions (note 3) .......................    (3,218,534)  (2,521,875)    (299,366)       (44)
   Annuity benefits ...........................          (742)        (406)          --         --
   Annual contract maintenance charges
      (note 2) ................................        (8,955)      (7,362)        (200)        --
   Contingent deferred sales charges
      (note 2) ................................       (19,785)     (22,277)      (3,928)        --
   Adjustments to maintain reserves ...........         1,605        2,955         (896)       (16)
                                                  -----------   ----------   ----------    -------
         Net equity transactions ..............       839,742    1,661,040   12,542,079    796,604
                                                  -----------   ----------   ----------    -------

Net change in contract owners' equity .........     1,439,182    3,770,025   12,741,747    803,686
Contract owners' equity beginning
   of period ..................................    32,812,837   22,281,518   10,229,287         --
                                                  -----------   ----------   ----------    -------
Contract owners' equity end of period .........   $34,252,019   26,051,543   22,971,034    803,686
                                                  ===========   ==========   ==========    =======

CHANGES IN UNITS:
   Beginning units ............................     4,118,904    3,496,934      783,827         --
                                                  -----------   ----------   ----------    -------
   Units purchased ............................       797,457    2,215,466    1,074,918     70,217
   Units redeemed .............................      (700,151)  (1,982,334)    (122,066)      (147)
                                                  -----------   ----------   ----------    -------
   Ending units ...............................     4,216,210    3,730,066    1,736,679     70,070
                                                  ===========   ==========   ==========    =======

                                                      OppMSSmCapS             PVTDiscGro
                                                  ---------------------   ------------------
                                                     2004        2003        2004      2003
                                                  ----------   --------   ---------   ------
Investment activity:
   Net investment income (loss) ...............      (50,667)      (220)     (8,760)     (51)
   Realized gain (loss) on investments ........      221,845         79       8,044        2
   Change in unrealized gain (loss)
      on investments ..........................       65,263      7,599       7,240   (2,745)
   Reinvested capital gains ...................           --         --          --       --
                                                  ----------   --------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      236,441      7,458       6,524   (2,794)
                                                  ----------   --------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    4,130,364    124,869   1,107,460   98,230
   Transfers between funds ....................      654,668     28,028     (28,870)      --
   Redemptions (note 3) .......................   (1,081,687)        --     (52,968)      --
   Annuity benefits ...........................           --         --          --       --
   Annual contract maintenance charges
      (note 2) ................................          (71)        --          (7)      --
   Contingent deferred sales charges
      (note 2) ................................       (5,706)        --      (2,866)      --
   Adjustments to maintain reserves ...........       (1,322)        (3)        (16)      11
                                                  ----------   --------   ---------   ------
         Net equity transactions ..............    3,696,246    152,894   1,022,733   98,241
                                                  ----------   --------   ---------   ------

Net change in contract owners' equity .........    3,932,687    160,352   1,029,257   95,447
Contract owners' equity beginning
   of period ..................................    4,089,001         --   1,179,509       --
                                                  ----------   --------   ---------   ------
Contract owners' equity end of period .........    8,021,688    160,352   2,208,766   95,447
                                                  ==========   ========   =========   ======

CHANGES IN UNITS:
   Beginning units ............................      272,097         --     101,667       --
                                                  ----------   --------   ---------   ------
   Units purchased ............................      353,957     13,203     112,220    9,083
   Units redeemed .............................     (116,248)       (17)    (25,615)      --
                                                  ----------   --------   ---------   ------
   Ending units ...............................      509,806     13,186     188,272    9,083
                                                  ==========   ========   =========   ======

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       PVTGroInc              PVTIntEq
                                                  -------------------   --------------------
                                                     2004       2003       2004        2003
                                                  ----------   ------   ----------   -------
Investment activity:
   Net investment income (loss) ...............   $   17,904       (4)      26,626      (160)
   Realized gain (loss) on investments ........       22,422       --      102,536    14,311
   Change in unrealized gain (loss)
      on investments ..........................       22,614     (146)    (114,596)   (1,112)
   Reinvested capital gains ...................           --       --           --        --
                                                  ----------   ------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       62,940     (150)      14,566    13,039
                                                  ----------   ------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    2,010,812   12,245    1,259,364    84,715
   Transfers between funds ....................      (63,975)      --   (1,111,093)  (12,871)
   Redemptions (note 3) .......................     (100,077)      --     (539,033)       --
   Annuity benefits ...........................           --       --           --        --
   Annual contract maintenance charges
      (note 2) ................................           (3)      --           --        --
   Contingent deferred sales charges
      (note 2) ................................       (3,801)      --          (70)       --
   Adjustments to maintain reserves ...........          (60)     (11)         (18)        3
                                                  ----------   ------   ----------   -------
         Net equity transactions ..............    1,842,896   12,234     (390,850)   71,847
                                                  ----------   ------   ----------   -------

Net change in contract owners' equity .........    1,905,836   12,084     (376,284)   84,886
Contract owners' equity beginning
   of period ..................................    1,615,235       --    2,324,072        --
                                                  ----------   ------   ----------   -------
Contract owners' equity end of period .........   $3,521,071   12,084    1,947,788    84,886
                                                  ==========   ======   ==========   =======

CHANGES IN UNITS:
   Beginning units ............................      131,535       --      186,001        --
                                                  ----------   ------   ----------   -------
   Units purchased ............................      169,699    1,115      598,272    94,883
   Units redeemed .............................      (22,542)      (1)    (631,081)  (86,830)
                                                  ----------   ------   ----------   -------
   Ending units ...............................      278,692    1,114      153,192     8,053
                                                  ==========   ======   ==========   =======

                                                    SRSTSmCapV               StOpp2
                                                  --------------   -------------------------
                                                    2004    2003       2004         2003
                                                  -------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ...............      (845)    --    (2,966,731)   (2,610,888)
   Realized gain (loss) on investments ........    (5,449)    --    (5,947,330)  (26,399,329)
   Change in unrealized gain (loss)
      on investments ..........................     4,641     --    43,414,547    85,782,057
   Reinvested capital gains ...................        --     --            --            --
                                                  -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,653)    --    34,500,486    56,771,840
                                                  -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    67,868     --     7,288,957     7,020,818
   Transfers between funds ....................   191,752     --    (7,812,401)  (12,942,015)
   Redemptions (note 3) .......................        --     --   (37,855,265)  (36,061,875)
   Annuity benefits ...........................        --     --       (26,199)      (27,451)
   Annual contract maintenance charges
      (note 2) ................................        --     --      (121,228)     (134,233)
   Contingent deferred sales charges
      (note 2) ................................        --     --      (157,563)     (203,688)
   Adjustments to maintain reserves ...........     2,381     --        34,421       (56,118)
                                                  -------    ---   -----------   -----------
         Net equity transactions ..............   262,001     --   (38,649,278)  (42,404,562)
                                                  -------    ---   -----------   -----------

Net change in contract owners' equity .........   260,348     --    (4,148,792)   14,367,278
Contract owners' equity beginning
   of period ..................................    29,448     --   444,110,406   403,963,377
                                                  -------    ---   -----------   -----------
Contract owners' equity end of period .........   289,796     --   439,961,614   418,330,655
                                                  =======    ===   ============  ===========

CHANGES IN UNITS:
   Beginning units ............................     2,627     --    13,018,344    16,110,284
                                                  -------    ---   -----------   -----------
   Units purchased ............................    45,736     --       569,156     1,614,965
   Units redeemed .............................   (24,288)    --    (1,678,855)   (3,310,166)
                                                  -------    ---   -----------   -----------
   Ending units ...............................    24,075     --    11,908,645    14,415,083
                                                  =======    ===   ============  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           StDisc2            StIntStk2
                                                  ------------------------   -----------
                                                      2004         2003      2004   2003
                                                  -----------   ----------   ----   ----
Investment activity:
   Net investment income (loss) ...............   $  (546,113)    (467,220)    --     --
   Realized gain (loss) on investments ........       596,521     (948,941)    --     --
   Change in unrealized gain (loss)
      on investments ..........................     3,673,762    9,407,476     --     --
   Reinvested capital gains ...................            --           --     --     --
                                                  -----------   ----------    ---    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     3,724,170    7,991,315     --     --
                                                  -----------   ----------    ---    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,275,660      934,598      2     --
   Transfers between funds ....................      (234,075)  (3,605,485)    59     --
   Redemptions (note 3) .......................    (7,136,274)  (6,367,654)    --     --
   Annuity benefits ...........................        (6,188)      (7,019)    --     --
   Annual contract maintenance charges
      (note 2) ................................       (25,906)     (28,013)    --     --
   Contingent deferred sales charges
      (note 2) ................................       (21,254)     (32,798)    --     --
   Adjustments to maintain reserves ...........       (31,372)     (53,749)    (3)    --
                                                  -----------   ----------    ---    ---
         Net equity transactions ..............    (6,179,409)  (9,160,120)    58     --
                                                  -----------   ----------    ---    ---

Net change in contract owners' equity .........    (2,455,239)  (1,168,805)    58     --
Contract owners' equity beginning of period ...    81,628,575   73,821,985      2     --
                                                  -----------   ----------    ---    ---
Contract owners' equity end of period .........   $79,173,336   72,653,180     60     --
                                                  ===========   ==========    ===    ===

CHANGES IN UNITS:
   Beginning units ............................     3,528,905    4,412,647      2     --
                                                  -----------   ----------    ---    ---
   Units purchased ............................       252,085      167,219     47     --
   Units redeemed .............................      (523,829)    (730,853)     9     --
                                                  -----------   ----------    ---    ---
   Ending units ...............................     3,257,161    3,849,013     58     --
                                                  ===========   ==========    ===    ===

                                                     VEWrldBdR1              VEWrldBd
                                                  ----------------   ------------------------
                                                    2004      2003       2004          2003
                                                  ---------   ----   -----------   ----------
Investment activity:
   Net investment income (loss) ...............      (2,842)    --     3,866,463      725,914
   Realized gain (loss) on investments ........      12,493     --       895,223    4,437,001
   Change in unrealized gain (loss)
      on investments ..........................       9,630     --    (6,079,207)     583,586
   Reinvested capital gains ...................          --     --            --           --
                                                  ---------    ---   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      19,281     --    (1,317,521)   5,746,501
                                                  ---------    ---   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     173,650     --       525,269      829,131
   Transfers between funds ....................   2,393,866     --    (6,944,578)  (3,249,576)
   Redemptions (note 3) .......................     (57,585)    --    (4,600,861)  (6,277,170)
   Annuity benefits ...........................          --     --       (13,553)     (14,063)
   Annual contract maintenance charges
      (note 2) ................................         (74)    --       (12,857)     (18,241)
   Contingent deferred sales charges
      (note 2) ................................        (157)    --       (16,201)     (28,461)
   Adjustments to maintain reserves ...........           8     --         4,190       (1,122)
                                                  ---------    ---   -----------   ----------
         Net equity transactions ..............   2,509,708     --   (11,058,591)  (8,759,502)
                                                  ---------    ---   -----------   ----------

Net change in contract owners' equity .........   2,528,989     --   (12,376,112)  (3,013,001)
Contract owners' equity beginning of period ...          --     --    51,572,960   62,585,851
                                                  ---------    ---   -----------   ----------
Contract owners' equity end of period .........   2,528,989     --    39,196,848   59,572,850
                                                  =========    ===   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................          --     --     2,862,991    4,136,893
                                                  ---------    ---   -----------   ----------
   Units purchased ............................     256,300     --       185,616    2,323,111
   Units redeemed .............................      (6,239)    --      (821,767)  (2,928,170)
                                                  ---------    ---   -----------   ----------
   Ending units ...............................     250,061     --     2,226,840    3,531,834
                                                  =========    ===   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     VEWrldEMktR1             VEWrldEMkt
                                                  -----------------   ------------------------
                                                     2004      2003       2004         2003
                                                  ----------   ----   -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (2,585)    --       (32,099)    (176,070)
   Realized gain (loss) on investments ........      (74,159)    --     6,205,687      428,676
   Change in unrealized gain (loss)
      on investments ..........................       63,727     --    (7,482,369)   2,619,508
   Reinvested capital gains ...................           --     --            --           --
                                                  ----------    ---   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (13,017)    --    (1,308,781)   2,872,114
                                                  ----------    ---   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      204,828     --       711,176      728,152
   Transfers between funds ....................    1,806,286     --    (8,248,288)   1,226,146
   Redemptions (note 3) .......................     (336,642)    --    (4,448,227)  (4,358,912)
   Annuity benefits ...........................           --     --        (6,112)      (7,632)
   Annual contract maintenance charges
      (note 2) ................................          (50)    --       (13,621)     (12,679)
   Contingent deferred sales charges
      (note 2) ................................         (106)    --       (18,260)     (25,472)
   Adjustments to maintain reserves ...........           (5)    --         1,987      (19,218)
                                                  ----------    ---   -----------   ----------
         Net equity transactions ..............    1,674,311     --   (12,021,345)  (2,469,615)
                                                  ----------    ---   -----------   ----------

Net change in contract owners' equity .........    1,661,294     --   (13,330,126)     402,499
Contract owners' equity beginning of period ...           --     --    51,064,934   35,845,518
                                                  ----------    ---   -----------   ----------
Contract owners' equity end of period .........   $1,661,294     --    37,734,808   36,248,017
                                                  ==========    ===   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................           --     --     5,585,517    5,964,059
                                                  ----------    ---   -----------   ----------
   Units purchased ............................      287,061     --     1,723,978    6,635,960
   Units redeemed .............................     (118,458)    --    (3,056,778)  (7,100,644)
                                                  ----------    ---   -----------   ----------
   Ending units ...............................      168,603     --     4,252,717    5,499,375
                                                  ==========    ===   ===========   ==========

                                                     VEWrldHAsR1             VEWrldHAs
                                                  ----------------   ------------------------
                                                    2004      2003       2004         2003
                                                  ---------   ----   -----------   ----------
Investment activity:
   Net investment income (loss) ...............      (2,944)    --      (114,434)     (43,096)
   Realized gain (loss) on investments ........         146     --     4,695,959   (1,543,321)
   Change in unrealized gain (loss)
      on investments ..........................     121,272     --    (3,892,980)   3,367,494
   Reinvested capital gains ...................          --     --            --           --
                                                  ---------    ---   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     118,474     --       688,545    1,781,077
                                                  ---------    ---   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     202,573     --       735,940      808,306
   Transfers between funds ....................   1,981,426     --    (6,392,435)  (3,482,332)
   Redemptions (note 3) .......................     (49,020)    --    (4,646,847)  (2,737,423)
   Annuity benefits ...........................          --     --        (2,575)      (1,765)
   Annual contract maintenance charges
      (note 2) ................................         (72)    --       (13,898)     (13,510)
   Contingent deferred sales charges
      (note 2) ................................        (101)    --       (16,724)     (15,769)
   Adjustments to maintain reserves ...........           6     --         1,410          271
                                                  ---------    ---   -----------   ----------
         Net equity transactions ..............   2,134,812     --   (10,335,129)  (5,442,222)
                                                  ---------    ---   -----------   ----------

Net change in contract owners' equity .........   2,253,286     --    (9,646,584)  (3,661,145)
Contract owners' equity beginning of period ...          --     --    50,866,331   38,140,010
                                                  ---------    ---   -----------   ----------
Contract owners' equity end of period .........   2,253,286     --    41,219,747   34,478,865
                                                  =========    ===   ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................          --     --     3,205,129    3,463,167
                                                  ---------    ---   -----------   ----------
   Units purchased ............................     223,126     --       642,459    1,940,438
   Units redeemed .............................      (7,086)    --    (1,323,701)  (2,482,146)
                                                  ---------    ---   -----------   ----------
   Ending units ...............................     216,040     --     2,523,887    2,921,459
                                                  =========    ===   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       VKCorPlus2                VKEmMkt
                                                  --------------------   -----------------------
                                                     2004        2003       2004         2003
                                                  ----------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (21,571)      (52)    (150,895)    (140,866)
   Realized gain (loss) on investments ........        2,500         2    1,208,558    1,171,361
   Change in unrealized gain (loss)
      on investments ..........................        9,999      (203)  (1,988,033)   2,194,969
   Reinvested capital gains ...................           --        --           --           --
                                                  ----------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (9,072)     (253)    (930,370)   3,225,464
                                                  ----------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,055,543   118,552      522,144      694,034
   Transfers between funds ....................        4,148        --   (2,692,094)   6,900,307
   Redemptions (note 3) .......................      (77,652)       --   (2,779,400)  (1,649,651)
   Annuity benefits ...........................           --        --       (1,860)          --
   Annual contract maintenance charges
      (note 2) ................................           (3)       --       (6,213)      (6,063)
   Contingent deferred sales charges
      (note 2) ................................         (160)       --       (9,003)     (10,248)
   Adjustments to maintain reserves ...........         (122)       --       (1,218)       2,675
                                                  ----------   -------   ----------   ----------
         Net equity transactions ..............    2,981,754   118,552   (4,967,644)   5,931,054
                                                  ----------   -------   ----------   ----------

Net change in contract owners' equity .........    2,972,682   118,299   (5,898,014)   9,156,518
Contract owners' equity beginning of period ...    1,495,211        --   24,519,227   15,512,825
                                                  ----------   -------   ----------   ----------
Contract owners' equity end of period .........   $4,467,893   118,299   18,621,213   24,669,343
                                                  ==========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      147,979        --    1,706,650    1,362,649
                                                  ----------   -------   ----------   ----------
   Units purchased ............................      332,722    11,788      453,124    2,254,397
   Units redeemed .............................      (37,939)       --     (812,021)  (1,761,047)
                                                  ----------   -------   ----------   ----------
   Ending units ...............................      442,762    11,788    1,347,753    1,855,999
                                                  ==========   =======   ==========   ==========

                                                        VKEmMkt2               VKUSRealEst
                                                  -------------------   -------------------------
                                                     2004       2003        2004          2003
                                                  ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (29,696)     (335)   (1,017,666)     (822,086)
   Realized gain (loss) on investments ........      66,545     1,449     5,421,868       (85,366)
   Change in unrealized gain (loss)
      on investments ..........................    (275,429)    2,523     4,200,039    15,936,864
   Reinvested capital gains ...................          --        --            --            --
                                                  ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (238,580)    3,637     8,604,241    15,029,412
                                                  ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   2,061,327   232,683     3,804,820     2,370,028
   Transfers between funds ....................    (794,965)  (21,989)   (3,050,855)   (4,872,598)
   Redemptions (note 3) .......................     (79,103)     (999)  (14,577,402)  (12,666,244)
   Annuity benefits ...........................          --        --       (10,930)       (7,275)
   Annual contract maintenance charges
      (note 2) ................................         (73)       --       (33,831)      (33,659)
   Contingent deferred sales charges
      (note 2) ................................      (1,679)       --       (57,479)      (76,496)
   Adjustments to maintain reserves ...........        (654)       45        11,457      (118,845)
                                                  ---------   -------   -----------   -----------
         Net equity transactions ..............   1,184,853   209,740   (13,914,220)  (15,405,089)
                                                  ---------   -------   -----------   -----------

Net change in contract owners' equity .........     946,273   213,377    (5,309,979)     (375,677)
Contract owners' equity beginning of period ...   2,731,124        --   151,235,032   127,220,471
                                                  ---------   -------   -----------   -----------
Contract owners' equity end of period .........   3,677,397   213,377   145,925,053   126,844,794
                                                  =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     217,082        --     5,597,622     6,388,968
                                                  ---------   -------   -----------   -----------
   Units purchased ............................     390,526    20,289     1,071,416       795,269
   Units redeemed .............................    (301,988)   (2,008)   (1,597,622)   (1,560,993)
                                                  ---------   -------   -----------   -----------
   Ending units ...............................     305,620    18,281     5,071,416     5,623,244
                                                  =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       VKUSRealEst2         VicDivrStk       VISLgCapGr2      VISLgCapVal2
                                                  ---------------------   --------------   --------------   ---------------
                                                      2004        2003      2004    2003     2004    2003     2004    2003
                                                  -----------   -------   -------   ----   -------   ----   -------   -----
Investment activity:
   Net investment income (loss) ...............   $  (125,225)   (1,056)     (468)   --        (87)   --        250    --
   Realized gain (loss) on investments ........       247,592       181        41    --         --    --          1    --
   Change in unrealized gain (loss)
      on investments ..........................       790,451    16,565     4,945    --        (36)   --      1,397    --
   Reinvested capital gains ...................            --        --        --    --         --    --         --    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       912,818    15,690     4,518    --       (123)   --      1,648    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    12,316,823   778,816   186,654    --    161,564    --    171,869    --
   Transfers between funds ....................    (1,714,063)   17,778        --    --         --    --         --    --
   Redemptions (note 3) .......................      (445,524)   (7,505)       --    --         --    --         --    --
   Annuity benefits ...........................            --        --        --    --         --    --         --    --
   Annual contract maintenance charges
      (note 2) ................................          (130)       --        --    --         --    --         --    --
   Contingent deferred sales charges
      (note 2) ................................        (7,386)       --        --    --         --    --         --    --
   Adjustments to maintain reserves ...........        (1,660)      (14)       13    --         (2)   --         --    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---
         Net equity transactions ..............    10,148,060   789,075   186,667    --    161,562    --    171,869    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---

Net change in contract owners' equity .........    11,060,878   804,765   191,185    --    161,439    --    173,517    --
Contract owners' equity beginning of period ...    10,824,041        --    21,716    --         --    --         --    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---
Contract owners' equity end of period .........   $21,884,919   804,765   212,901    --    161,439    --    173,517    --
                                                  ===========   =======   =======   ===    =======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................       801,715        --     1,741    --         --    --         --    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---
   Units purchased ............................     1,097,877    71,914    16,109    --     15,503    --     16,271    --
   Units redeemed .............................      (372,845)     (677)       --    --         --    --         --    --
                                                  -----------   -------   -------   ---    -------   ---    -------   ---
   Ending units ...............................     1,526,747    71,237    17,850    --     15,503    --     16,271    --
                                                  ===========   =======   =======   ===    =======   ===    =======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     VISModGr2
                                                  ---------------
                                                    2004     2003
                                                  --------   ----
Investment activity:
   Net investment income (loss) ...............   $    137    --
   Realized gain (loss) on investments ........          1    --
   Change in unrealized gain (loss)
      on investments ..........................      4,309    --
   Reinvested capital gains ...................         --    --
                                                  --------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,447    --
                                                  --------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    827,169    --
   Transfers between funds ....................         --    --
   Redemptions (note 3) .......................         --    --
   Annuity benefits ...........................         --    --
   Annual contract maintenance charges
      (note 2) ................................         --    --
   Contingent deferred sales charges
      (note 2) ................................         --    --
   Adjustments to maintain reserves ...........          8    --
                                                  --------   ---
         Net equity transactions ..............    827,177    --
                                                  --------   ---

Net change in contract owners' equity .........    831,624    --
Contract owners' equity beginning of period ...         --    --
                                                  --------   ---
Contract owners' equity end of period .........   $831,624    --
                                                  ========   ===

CHANGES IN UNITS:
   Beginning units ............................         --    --
                                                  --------   ---
   Units purchased ............................     79,010    --
   Units redeemed .............................         --    --
                                                  --------   ---
   Ending units ...............................     79,010    --
                                                  ========   ===

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account.The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)

               Alger American Balanced Portfolio - Class S (AlgerBal)

               Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                     Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II (ASVPInt2) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - International Fund - Class IV (ACVPInt4) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal)
                  American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series
                  (American VIS);
                  American VIS - Growth Fund - Class I (AmerGro)
                  American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S. Government/AAA-Rated Securities Fund -
                     Class I (AmerUSGvt)

               Charles Schwab Money Market Portfolio (ChScMM)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Service Shares
                     (DryVIFDevLdS)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
                     (FidVIPOvS2R)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service
                     Class (FidVIPIGBdS)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service
                     Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class 2 (FrVIPRisDiv2)
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class 2 (FrVIPSmCapV2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 3 (FrVIPForSec3)

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT);
                  Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II
                     (GVITIntVal2)
                  Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class II
                     (GVITGlFin2)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class II
                     (GVITGlHlth2)
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Health Sciences Fund - Class VI
                     (GVITGlHlth6)
                  Gartmore GVIT Global Technology and Communications
                     Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications
                     Fund - Class II (GVITGlTech2)
                  Gartmore GVIT Global Technology and Communications
                     Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Technology and Communications
                     Fund - Class VI (GVITGlTech6)
                  Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund - Class II
                     (GVITIDModAgg)
                  Gartmore GVIT ID Moderately Conservative Fund - Class II
                     (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT International Value Fund - Class VI
                     (GVITIntVal6)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                     (formerly Gartmore GVIT Strong Mid Cap Growth
                        Fund - Class I)
                  Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
                     (formerly Gartmore GVIT Strong Mid Cap Growth
                        Fund - Class II)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
                     (formerly Gartmore GVIT Total Return Fund - Class II)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2) Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                     (formerly Gartmore GVIT MAS Multi Sector Bond Fund - I)
                  Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                  Janus AS - Risk-Managed Core Portfolio - Service Shares
                     (JanRMgCore)
                     (formerly Janus AS - Risk-Managed Large Cap Core
                        Portfolio - Service Shares)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
                  (JPMSTMidCap)

               Portfolios of the MFS(R) Variable Insurance TrustSM (MFS(R) VIT);
                  MFS(R) VIT - Investors Growth Stock Series - Service Class
                     (MFSInvGrStS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     (NBAMTFasc)
                  Neuberger Berman AMT - Growth Portfolio(R) - I Class
                     (NBAMTGro)
                  Neuberger Berman AMT - Guardian Portfolio - I Class
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I
                     Class (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - S Class
                     (NBAMTMCGrS)
                  Neuberger Berman AMT - Partners Portfolio(R)- I Class
                     (NBAMTPart)
                  Neuberger Berman AMT - Socially Responsive Portfolio - I Class
                     (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
                     (formerly Oppenheimer Multiple Strategies Fund/VA - Initial
                        Class)
                  Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Service Class (OppHighIncS) Oppenheimer Main Street Fund(R)/VA - Initial Class (OppMSFund)
                     (formerly Oppenheimer Main Street(R) Growth & Income
                        Fund/VA - Initial Class)
                  Oppenheimer Main Street Fund(R)/VA - Service Class
                     (OppMSFundS)
                     (formerly Oppenheimer Main Street(R) Growth & Income
                        Fund/VA - Service Class)
                  Oppenheimer Main Street Small Cap Fund(R)/VA - Service Class
                     (OppMSSmCapS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro) Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)

               Portfolio of the SAFECO Resource Series Trust (SAFECO RST);
                  SAFECO Resource Series Trust - Safeco RST Small-Cap Value
                     Portfolio (SRSTSmCapV)

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
                  VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)*

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
                  Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd) Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
                     (VEWrldEMktR1)
                  Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund - Class R1
                     (VEWrldHAsR1)
                  Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
                     (VEWrldHAs)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc. (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
                     (VKEmMkt)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
                      (VKEmMkt2)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class I
                     (VKUSRealEst)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)

               Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)

               Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                     Growth II (VISModGr2)

               *At June 30, 2004, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For America's Vision, America's Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. For Achiever contracts, this charge will not exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 96 months, and for Elite Venue contracts, this charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 48 months. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                                     ------   ---------   ----   ---------   --------   ---------
                                                                                                All
                                                              America's          America's   American
     Nationwide Variable Account-II Options          BOA IV     Vision    NEBA   Future II     Gold     Achievier
-----------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring..............    1.30%     1.40%     0.80%    1.15%       1.15%      1.55%
-----------------------------------------------------------------------------------------------------------------
CDSC Options:
   Four Year CDSC ................................      --        --        --     0.25%       0.25%      0.20%
   No CDSC .......................................      --        --        --     0.30%       0.30%      0.25%
-----------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced .............................      --        --        --     0.10%       0.10%        --
      If death before annuitization, benefit will
      be greatest of (i) contract value, (ii)
      purchase payments less surrenders or (iii)
      highest contract value before 86th birthday
      less surrenders.

   One-Month Enhanced ............................      --        --        --       --          --         --

      If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

   Combination Enhanced ..........................      --        --        --       --        0.40%      0.30%
      If death before annuitization, benefit will
      be greatest of (i) contract value, (ii)
      purchase payments less surrenders, (iii)
      highest contract value before 81th birthday
      less surrenders or (iv) the 5% interest
      anniversary value.
-----------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ................      --        --        --       --          --         --
      Allows a surviving spouse to continue the
      contract while receiving the economic
      benefit of the death benefit upon the death
      of the other spouse.
-----------------------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ..................      --        --        --       --        0.35%      0.35%
      Upon death of the annuitant, in addition to
      any death benefit payable, the contract will
      be credited an additional amount.
-----------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .................      --        --        --     0.50%       0.50%      0.50%
      Provides a return of principle over the
      elected program period.
-----------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):
      Fee assessed to assets of the variable
      account and to allocations made to the fixed
      account or guaranteed term options in
      exchange for application of Extra Value
      Credit of purchase payments made during the
      first 12 months contract is in force.
   3% Extra Value Credit Option ..................      --        --        --     0.30%       0.45%      0.10%
   4% Extra Value Credit Option ..................      --        --        --     0.40%         --       0.25%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges(1): ...........      1.30%      1.40%     0.80%    2.45%       3.15%      3.20%
-----------------------------------------------------------------------------------------------------------------

                                                     ------   ---------   -----   --------   ------

                                                     Future   Exclusive   Elite    Choice
     Nationwide Variable Account-II Options           Venue     Venue     Venue   Venue II   Schwab
---------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .............    1.10%     1.60%      1.75%    1.50%     0.95%
---------------------------------------------------------------------------------------------------
CDSC Options:
   Four Year CDSC ................................      --        --         --       --        --
   No CDSC .......................................      --        --         --       --        --
---------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year Enhanced .............................    0.10%       --         --       --      0.10%
      If death before annuitization, benefit will
      be greatest of (i) contract value, (ii)
      purchase payments less surrenders or (iii)
      highest contract value before 86th birthday
      less surrenders.

   One-Month Enhanced ............................    0.30%     0.20%      0.20%    0.20%       --
      If death before annuitization, benefit will
      be greatest of (i) contract value, (ii)
      purchase payments less surrenders or (iii)
      highest contract value before 86th birthday
      less surrenders.

   Combination Enhanced ..........................    0.40%     0.30%      0.30%    0.30%     0.40%
      If death before annuitization, benefit will
      be greatest of (i) contract value, (ii)
      purchase payments less surrenders, (iii)
      highest contract value before 81th birthday
      less surrenders or (iv) the 5% interest
      anniversary value.
---------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ................    0.10%     0.10%      0.10%    0.10%       --
      Allows a surviving spouse to continue the
      contract while receiving the economic
      benefit of the death benefit upon the death
      of the other spouse.

---------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ..................    0.35%     0.35%      0.35%    0.35%     0.35%
      Upon death of the annuitant, in addition to
      any death benefit payable, the contract will
      be credited an additional amount.
---------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .................    0.50%     0.50%      0.50%    0.50%     0.50%
      Provides a return of principle over the
         elected program period.

---------------------------------------------------------------------------------------------------
Extra Value Option (EV):
      Fee assessed to assets of the variable
      account and to allocations made to the fixed
      account or guaranteed term options in
      exchange for application of Extra Value
      Credit of purchase payments made during the
      first 12 months contract is in force.

   3% Extra Value Credit Option ..................    0.45%       --         --       --        --
   4% Extra Value Credit Option ..................      --        --         --       --        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Maximum Variable Account Charges(1): ...........      2.90%     2.85%      3.00%    2.75%     2.20%
---------------------------------------------------------------------------------------------------

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004:

                        Total      AIMBValue2   AIMCapAp2   AIMCapDev2   AlgerBal   AlgMidCapGr   AlGrIncB   AISmCapValB
                     -----------   ----------   ---------   ----------   --------   -----------   --------   -----------
0.80% ............   $   124,400          --          --          --         --          --             --          --
0.95% ............        24,396         247          94          55        389         197            135           7
1.05% ............         7,039          38          --          --         --         143             --          21
1.10% ............        23,033         448          70           3         --          --            251         149
1.15% ............     1,072,687      12,567       4,076       4,453         --          --         12,460       3,426
1.20% ............        20,325         195          22          --         --          --            445          57
1.25% ............       685,282       6,529       1,586       2,957         --          --          8,807       1,845
1.30% ............    41,686,502          --          --         127         --          --            965          --
1.35% ............         2,842         104          --           3         --          --             --          --
1.40% ............    28,124,340       1,231         773         602         --          --          3,891         170
1.45% ............       660,108       5,208       1,971       2,579         --          80         11,142       2,555
1.50% ............       407,697       7,928       1,212       1,237         --          --         10,157       2,066
1.55% ............     1,469,126      20,005       4,466       5,749         --          --         25,478       8,740
1.60% ............       241,740       2,043         488         361         --          --          2,881       1,375
1.65% ............       956,733       7,848       1,724       2,074         --          --          8,583         895
1.70% ............       236,413       7,317       2,052         356         --          --          8,500       4,959
1.75% ............       540,566       7,842       1,660       1,758         --          --          6,538       1,181
1.80% ............       928,667      20,970       2,854       3,890         --          --         20,476      10,671
1.85% ............       386,014       3,305       1,889       2,389         --          --          6,965       2,075
1.90% ............       294,799       2,585         414       1,489         --          --          5,405         577
1.95% ............       200,399       2,976         658         686         --          --          2,569       2,698
2.00% ............       242,000       1,417         564       1,020         --          --          2,115         633
2.05% ............       418,065       5,785         966       1,365         --          --          8,897       3,330
2.10% ............       354,772       2,711         554         420         --          --          6,096         302
2.15% ............       128,760       2,666         749         474         --          --          1,194         296
2.20% ............       119,452       1,258         230          51         --          --          1,072          44
2.25% ............       224,115       2,354         236          26         --          --            797          97
2.30% ............       119,631       1,077         800         514         --          --            879          --
2.35% ............        96,782         881         171         615         --          --             84          22
2.40% ............        30,287         475         154         181         --          --            436         160
2.45% ............        56,868         100          98         140         --          --            910          46
2.50% ............        20,919         253           1         171         --          --            141          --
2.55% ............        59,528         218          41          37         --          --            691          --
2.60% ............        26,090          24         508          75         --          --            305          --
2.65% ............        22,924          59          --           6         --          --             37          --
2.70% ............        22,820          --          --          --         --          --             --         354
2.75% ............         6,072          10         243          --         --          --             --          --
2.80% ............         5,418          26          49          --         --          --             88          --
2.85% ............         3,148          --           3          --         --          --             --          --
2.90% ............         2,026          --          --          --         --          --            175          --
2.95% ............         2,771          --          --          --         --          --             --          --
3.00% ............         2,634          --          --          --         --          --             --          --
3.10% ............         1,330          --          --          --         --          --             --          --
3.15% ............         1,536          --          --          --         --          --             --          --
                     -----------     -------      ------      ------        ---         ---        -------      ------
   Totals ........   $80,061,056     128,700      31,376      35,863        389         420        159,565      48,751
                     ===========     =======      ======      ======        ===         ===        =======      ======

                      ACVPBal   ACVPCapAp   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt   ASVPInt2   ACVPInt3
                     --------   ---------   ---------   ----------   ------------   -------   --------   --------
0.80% ............   $  1,440        943         419          --           140          994        --         299
0.95% ............         --         --          --         547           975           --       195          --
1.05% ............         --         --          --         135            50           --        --          --
1.10% ............         --         --          --         125            58           --        37          --
1.15% ............         --         --          --      10,114        10,462           --     4,024          --
1.20% ............         --         --          --         173           145           --       135          --
1.25% ............         --         --          --       3,698        14,457           --     2,506          --
1.30% ............    420,184    691,061     201,263          --        22,849      294,898        65     105,329
1.35% ............         --         --          --          --            53           --        --          --
1.40% ............    368,331    214,366     157,791       1,018        27,978      267,932       317      63,769
1.45% ............         --         --          --       6,370         8,533           --     4,409          --
1.50% ............         --         --          --       2,685         6,077           --     2,432          --
1.55% ............         --         --          --      18,276        24,705           --     3,117          --
1.60% ............         --         --          --         926         3,285           --     4,288          --
1.65% ............         --         --          --       6,569         7,279           --     1,418          --
1.70% ............         --         --          --       1,916         2,115           --       605          --
1.75% ............         --         --          --       3,005         9,269           --       563          --
1.80% ............         --         --          --       7,193        14,601           --     2,423          --

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

Continued

                      ACVPBal   ACVPCapAp   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt   ASVPInt2   ACVPInt3
                     --------   ---------   ---------   ----------   ------------   -------   --------   --------
1.85% ............         --         --          --       5,114          3,933          --       899          --
1.90% ............         --         --          --       1,604          2,397          --       196          --
1.95% ............         --         --          --       2,877          1,301          --       572          --
2.00% ............         --         --          --       1,517          2,584          --        24          --
2.05% ............         --         --          --       1,495          1,643          --       920          --
2.10% ............         --         --          --       5,015          5,977          --       466          --
2.15% ............         --         --          --         351            863          --       132          --
2.20% ............         --         --          --         839          1,489          --        55          --
2.25% ............         --         --          --         119          1,015          --        --          --
2.30% ............         --         --          --         115          1,006          --        --          --
2.35% ............         --         --          --         213            242          --        22          --
2.40% ............         --         --          --          81             68          --        12          --
2.45% ............         --         --          --          33            109          --        55          --
2.50% ............         --         --          --          84              1          --        --          --
2.55% ............         --         --          --          75            306          --        --          --
2.60% ............         --         --          --         354             23          --        --          --
2.65% ............         --         --          --          31             66          --        --          --
2.70% ............         --         --          --          14            358          --       331          --
2.75% ............         --         --          --          --             --          --        --          --
2.80% ............         --         --          --          15              5          --        --          --
2.85% ............         --         --          --          41             --          --        --          --
2.90% ............         --         --          --          --             --          --        --          --
2.95% ............         --         --          --          --             --          --        --          --
3.00% ............         --         --          --          --              7          --        --          --
3.10% ............         --         --          --          --             --          --        --          --
3.15% ............         --         --          --          --             --          --        --          --
                     --------    -------     -------      ------        -------     -------    ------     -------
   Totals ........   $789,955    906,370     359,473      82,737        176,424     563,824    30,218     169,397
                     ========    =======     =======      ======        =======     =======    ======     =======

                     ACVPInt4   ACVPUltra   ACVPUltra2   ACVPVal   ACVPVal2   AmerGro   AmerHiYld   AmerUSGvt
                     --------   ---------   ----------   -------   --------   -------   ---------   ---------
0.80% ............     $ --           72          --       2,867        --         --         --          --
0.95% ............       10           --          --          --       253         --         --          --
1.05% ............       --           --         191          --        38         --         --          --
1.10% ............       18           --          --          --        79         --         --          --
1.15% ............      223           --       2,714          --    20,613         --         --          --
1.20% ............        3           --          83          --       148         --         --          --
1.25% ............      181           --       3,202          --    13,252         --         --          --
1.30% ............       --       22,871          --     645,651       271    133,201     14,710      18,585
1.35% ............        1           --          69          --        92         --         --          --
1.40% ............       11       19,259         272     540,422     2,322         --         --          --
1.45% ............      191           --       1,884          --     8,839         --         --          --
1.50% ............      106           --       1,358          --     6,012         --         --          --
1.55% ............      369           --       5,130          --    24,150         --         --          --
1.60% ............        5           --       1,874          --       980         --         --          --
1.65% ............       76           --       2,469          --    19,212         --         --          --
1.70% ............        1           --       2,176          --     4,691         --         --          --
1.75% ............      121           --       1,777          --     5,673         --         --          --
1.80% ............      104           --       3,967          --    11,453         --         --          --
1.85% ............        3           --       2,771          --     6,618         --         --          --
1.90% ............       --           --         844          --     2,791         --         --          --
1.95% ............       76           --       1,092          --     1,886         --         --          --
2.00% ............        3           --       1,586          --     1,170         --         --          --
2.05% ............      113           --       3,907          --     3,139         --         --          --
2.10% ............      146           --       1,327          --     2,092         --         --          --
2.15% ............        5           --         923          --     1,605         --         --          --
2.20% ............       --           --         340          --       377         --         --          --
2.25% ............       --           --         238          --       647         --         --          --
2.30% ............       --           --         425          --       347         --         --          --
2.35% ............        2           --         525          --       317         --         --          --
2.40% ............       --           --          81          --       255         --         --          --
2.45% ............       --           --         315          --       326         --         --          --
2.50% ............       --           --           2          --         1         --         --          --
2.55% ............       --           --         603          --       103         --         --          --
2.60% ............       --           --           1          --        --         --         --          --
2.65% ............       --           --          --          --        29         --         --          --
2.70% ............       --           --          28          --        41         --         --          --
2.75% ............       --           --         284          --       292         --         --          --
2.80% ............       --           --          --          --        32         --         --          --
2.85% ............       --           --          --          --        --         --         --          --
2.90% ............       --           --          --          --        --         --         --          --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                     ACVPInt4   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   AmerGro   AmerHiYld   AmerUSGvt
                     --------   ---------   ----------   ---------   --------   -------   ---------   ---------
2.95% ............        --          --          --            --         --        --         --          --
3.00% ............        --          --          --            --         --        --         --          --
3.10% ............        --          --          --            --         --        --         --          --
3.15% ............        --          --          --            --         --        --         --          --
                      ------      ------      ------     ---------    -------   -------     ------      ------
   Totals ........    $1,768      42,202      42,458     1,188,940    140,146   133,201     14,710      18,585
                      ======      ======      ======     =========    =======   =======     ======      ======

                      ChScMM   CSGPVen   CSIntFoc   CSSmCapGr   DrySmCapIxS   DrySRGro    DryStkIx   DryStklxS
                     -------   -------   --------   ---------   -----------   --------   ---------   ---------
0.80% ............   $    --       114        227       2,039          90        2,111       8,361         --
0.95% ............     7,601        --         --          --         158           --          --      2,466
1.05% ............     3,822        --         --          --          51           --          --        459
1.10% ............        --        --         --          --          40           --          --      1,526
1.15% ............        --        --         --          --      11,067           --          --     49,182
1.20% ............        --        --         --          --         202           --          --      2,098
1.25% ............        --        --         --          --       6,285           --          --     21,147
1.30% ............        --    27,442    159,470     568,995      56,779      558,538   2,755,484        670
1.35% ............        77        --         --          --           3           --          --        122
1.40% ............        --    17,435    197,677     429,998      64,943      294,088   2,468,440      4,278
1.45% ............     2,566        --         --          --       4,270           --          --     14,292
1.50% ............        --        --         --          --       2,037           --          --     21,696
1.55% ............        --        --         --          --      11,285           --          --     45,346
1.60% ............        --        --         --          --       1,131           --          --      3,761
1.65% ............        --        --         --          --       4,430           --          --     18,908
1.70% ............        --        --         --          --         977           --          --      3,140
1.75% ............        --        --         --          --       1,594           --          --     10,251
1.80% ............        --        --         --          --       5,868           --          --     17,492
1.85% ............        --        --         --          --       2,896           --          --      9,972
1.90% ............        --        --         --          --         733           --          --      4,667
1.95% ............        --        --         --          --       1,689           --          --      3,350
2.00% ............        --        --         --          --         631           --          --      2,559
2.05% ............        --        --         --          --       1,202           --          --      9,825
2.10% ............        --        --         --          --         639           --          --      1,541
2.15% ............        --        --         --          --         322           --          --      2,016
2.20% ............       102        --         --          --          57           --          --        921
2.25% ............        --        --         --          --         249           --          --      3,130
2.30% ............        --        --         --          --          14           --          --        698
2.35% ............        --        --         --          --          54           --          --      1,151
2.40% ............        --        --         --          --         304           --          --      1,890
2.45% ............        --        --         --          --          --           --          --        113
2.50% ............        --        --         --          --          --           --          --         --
2.55% ............        --        --         --          --          --           --          --        117
2.60% ............        --        --         --          --          --           --          --          1
2.65% ............        --        --         --          --          --           --          --         48
2.70% ............        --        --         --          --          42           --          --         36
2.75% ............        --        --         --          --          --           --          --        156
2.80% ............        --        --         --          --          --           --          --          5
2.85% ............        --        --         --          --          --           --          --         --
2.90% ............        --        --         --          --          --           --          --        171
2.95% ............        --        --         --          --          --           --          --         --
3.00% ............        --        --         --          --          --           --          --          7
3.10% ............        --        --         --          --          --           --          --         --
3.15% ............        --        --         --          --          --           --          --         --
                     -------    ------    -------   ---------     -------      -------   ---------    -------
   Totals ........   $14,168    44,991    357,374   1,001,032     180,042      854,737   5,232,285    259,208
                     =======    ======    =======   =========     =======      =======   =========    =======

                     DryVIFApp   DryVIFAppS   DryVIFDevLdS   DryVIFGrInc   FedAmLeadS   FedCapApS   FedQualBd   FedQualBdS
                     ---------   ----------   ------------   -----------   ----------   ---------   ---------   ----------
0.80% ............    $  1,256         --            --            910           --          --           33          --
0.95% ............          --        191           148             --           --          --           --         139
1.05% ............          --        100            --             --           --          28           --          --
1.10% ............          --         --           100             --           --         926           --         126
1.15% ............          --      9,317         4,595             --          986       3,447           --      25,968
1.20% ............          --         17            --             --           --         216           --         597
1.25% ............          --      5,030         1,874             --          867       2,095           --      15,531
1.30% ............     287,304        438            --        169,408           --          --       92,184          --
1.35% ............          --         --            47             --           --          --           --          48
1.40% ............     206,755        527           888        161,114          159         347      109,219       2,153
1.45% ............          --      4,970         1,207             --        1,041         528           --      12,368
1.50% ............          --      4,305         1,308             --          860         736           --       8,713
1.55% ............          --     15,309         7,406             --        2,880       3,028           --      31,329
1.60% ............          --      1,297           281             --          680         804           --       3,682

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

Continued

                     DryVIFApp   DryVIFAppS   DryVIFDevLdS   DryVIFGrInc   FedAmLeadS   FedCapApS   FedQualBd   FedQualBdS
                     ---------   ----------   ------------   -----------   ----------   ---------   ---------   ----------
1.65% ............          --      5,660         1,596             --        1,070        2,566          --       13,274
1.70% ............          --      1,609         1,039             --          503          511          --        6,219
1.75% ............          --      2,169         1,361             --           68          328          --        4,579
1.80% ............          --      4,838         1,724             --          778        1,925          --       25,401
1.85% ............          --      2,902           965             --          185          852          --       11,485
1.90% ............          --      1,150           323             --        1,032          731          --        3,505
1.95% ............          --        337         1,487             --          920          437          --        3,984
2.00% ............          --        211           669             --           --          151          --        1,659
2.05% ............          --        743         1,065             --          959        1,815          --        4,897
2.10% ............          --        415           233             --           63          222          --        2,127
2.15% ............          --        228            --             --          744           42          --        4,824
2.20% ............          --        111            21             --           30          800          --          472
2.25% ............          --         46           303             --          375        1,348          --          591
2.30% ............          --        442            21             --           53           23          --        1,188
2.35% ............          --         22            98             --           18          116          --           30
2.40% ............          --         --           157             --           38           --          --           37
2.45% ............          --         45            71             --           --           34          --          156
2.50% ............          --         47            --             --           --           59          --            9
2.55% ............          --         --            --             --           66          211          --           --
2.60% ............          --         18            --             --           --           36          --           26
2.65% ............          --          5            --             --           --           --          --           38
2.70% ............          --         --            --             --           --           --          --           --
2.75% ............          --         --            --             --            9           --          --           --
2.80% ............          --          8            --             --           --           26          --           --
2.85% ............          --          3            --             --           --           --          --           61
2.90% ............          --         --            --             --           --           --          --           --
2.95% ............          --         --            --             --           --           --          --           --
3.00% ............          --         --            --             --           --           --          --           --
3.10% ............          --         --            --             --           --           --          --           --
3.15% ............          --         --            --             --           --           63          --           --
                      --------     ------        ------        -------       ------       ------     -------      -------
   Totals ........    $495,315     62,510        28,987        331,432       14,384       24,451     201,436      185,216
                      ========     ======        ======        =======       ======       ======     =======      =======

                      FidVIPEI    FidVIPEI2    FidVIPGr   FidVIPGr2    FidVIPHI   FidVIPOv    FidVIPOvR   FidVIPOvS2
                     ----------   ---------   ---------   ---------   ---------   --------    ---------   ----------
0.80% ............   $    6,039         --        7,706         --        1,120         226        288          --
0.95% ............           --         --           --         --           --          --         --          --
1.05% ............           --         --           --         --           --          --         --          --
1.10% ............           --        791           --        100           --          --         --         538
1.15% ............           --     46,273           --     20,124           --          --         --      14,403
1.20% ............           --        798           --        139           --          --         --          34
1.25% ............           --     28,009           --     11,179           --          --         --       6,503
1.30% ............    4,541,548        786    5,519,303         88      819,172     903,414    200,501         342
1.35% ............           --        129           --          6           --          --         --          --
1.40% ............    3,194,271      6,331    2,342,229      2,717      855,919     315,131    105,152       1,016
1.45% ............           --     23,405           --     14,175           --          --         --       9,760
1.50% ............           --     13,805           --      6,240           --          --         --       7,511
1.55% ............           --     52,293           --     34,362           --          --         --       8,789
1.60% ............           --      9,199           --      3,601           --          --         --       4,128
1.65% ............           --     29,556           --     12,901           --          --         --       4,434
1.70% ............           --      6,932           --      6,747           --          --         --       3,672
1.75% ............           --     10,182           --      5,061           --          --         --       2,039
1.80% ............           --     31,855           --     31,815           --          --         --       7,597
1.85% ............           --     14,284           --     11,997           --          --         --       4,163
1.90% ............           --      5,587           --      3,550           --          --         --       1,100
1.95% ............           --      4,383           --      2,976           --          --         --         814
2.00% ............           --     13,648           --      8,925           --          --         --         859
2.05% ............           --     14,186           --      7,418           --          --         --         953
2.10% ............           --      5,967           --      3,452           --          --         --       1,064
2.15% ............           --      2,113           --      3,324           --          --         --       1,249
2.20% ............           --      1,659           --        617           --          --         --           2
2.25% ............           --      1,043           --        874           --          --         --          14
2.30% ............           --      1,825           --        474           --          --         --          77
2.35% ............           --      1,358           --        970           --          --         --          63
2.40% ............           --        277           --        151           --          --         --          16
2.45% ............           --        205           --        445           --          --         --         167
2.50% ............           --        105           --        293           --          --         --          --
2.55% ............           --        120           --          5           --          --         --          --
2.60% ............           --        287           --        228           --          --         --          --
2.65% ............           --         58           --         --           --          --         --          --
2.70% ............           --         28           --      1,111           --          --         --       1,067

                                                                     (Continued)

   NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                      FidVIPEI    FidVIPEI2    FidVIPGr   FidVIPGr2    FidVIPHI    FidVIPOv   FidVIPOvR   FidVIPOvS2
                     ----------   ---------   ---------   ---------   ---------   --------    ---------   ----------
2.75% ............           --         --           --         --           --          --         --          --
2.80% ............           --         48           --         25           --          --         --          --
2.85% ............           --         41           --          3           --          --         --          --
2.90% ............           --         --           --         --           --          --         --          --
2.95% ............           --         --           --         --           --          --         --          --
3.00% ............           --         --           --         --           --          --         --          --
3.10% ............           --         --           --         --           --          --         --          --
3.15% ............           --         --           --         --           --          --         --          --
                     ----------    -------    ---------    -------    ---------   ---------    -------      ------
   Totals ........   $7,741,858    327,566    7,869,238    196,093    1,676,211   1,218,771    305,941      82,374
                     ==========    =======    =========    =======    =========   =========    =======      ======

                     FidVIPOvS2R   FidVIPAM    FidVIPCon   FidVIPCon2   FidVIPIGBdS   FidVIPIGBd2   FidVIPGrOp   FidVIPMCap2
                     -----------   ---------   ---------   ----------   -----------   -----------   ----------   -----------
0.80% .............      $   --         1,190       4,984          --           17            --           406           --
0.95% .............          --            --          --          --           --            --            --           --
1.05% .............          --            --          --          --           --            --            --           --
1.10% .............          --            --          --         466           --           179            --          325
1.15% .............         761            --          --      40,862           --        20,961            --       21,807
1.20% .............          --            --          --       1,172           --           328            --          338
1.25% .............         720            --          --      32,025           --        12,740            --       15,328
1.30% .............          --     2,087,913   2,639,480       1,553       21,462           128       162,856          813
1.35% .............          18            --          --         222           --            20            --           49
1.40% .............         186       779,197   2,210,058       5,387       22,756         2,556       156,146        1,624
1.45% .............       1,098            --          --      22,741           --        12,656            --        7,303
1.50% .............         888            --          --      19,713           --         4,797            --       15,748
1.55% .............       1,475            --          --      53,414           --        25,902            --       24,699
1.60% .............         153            --          --       6,236           --         2,532            --        5,539
1.65% .............         232            --          --      22,713           --         6,154            --       11,343
1.70% .............         216            --          --       9,367           --         1,928            --        5,374
1.75% .............         385            --          --      11,622           --        11,695            --       11,239
1.80% .............         265            --          --      29,665           --        13,396            --       22,726
1.85% .............         290            --          --      12,917           --         5,534            --        9,295
1.90% .............         100            --          --       5,513           --         1,631            --        3,651
1.95% .............         140            --          --       6,205           --         1,875            --        4,180
2.00% .............         118            --          --       4,060           --         2,189            --        4,410
2.05% .............         120            --          --       6,009           --         2,777            --       11,760
2.10% .............          57            --          --       7,083           --         4,552            --       15,144
2.15% .............          61            --          --       4,753           --         1,394            --        3,216
2.20% .............          --            --          --       1,889           --            91            --        1,077
2.25% .............          --            --          --       1,024           --            64            --        2,621
2.30% .............           2            --          --       2,963           --           743            --          759
2.35% .............          --            --          --       1,964           --           322            --        1,868
2.40% .............          --            --          --       1,161           --            33            --          166
2.45% .............           5            --          --         573           --            85            --        1,412
2.50% .............          --            --          --         108           --            50            --          341
2.55% .............          --            --          --         944           --             5            --          843
2.60% .............          --            --          --         231           --            15            --          239
2.65% .............          --            --          --          38           --            --            --           19
2.70% .............          --            --          --         231           --            --            --           --
2.75% .............          --            --          --          --           --            --            --           --
2.80% .............          --            --          --          46           --            --            --            6
2.85% .............          --            --          --          41           --            66            --           --
2.90% .............          --            --          --          --           --            --            --           --
2.95% .............          --            --          --          --           --            --            --           --
3.00% .............          --            --          --           7           --            --            --            7
3.10% .............          --            --          --           1           --            --            --            1
3.15% .............          --            --          --          --           --            --            --           --
                         ------     ---------   ---------     -------       ------       -------       -------      -------
   Totals .........      $7,290     2,868,300   4,854,522     314,919       44,235       137,398       319,408      205,270
                         ======     =========   =========     =======       ======       =======       =======      =======

                     FidVIPValS   FidVIPValS2   FHCapAp   FHCoreEq   FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2   FrVIPForSec3
                     ----------   -----------   -------   --------   ------------   ------------   ------------   ------------
0.80% ............    $    649           --        --        --             --             --             --            --
0.95% ............          --           --        --        --            125            105          1,430            69
1.05% ............          --           --        --        --            251             38             12            --
1.10% ............          --           37        --        --          2,869            247            236            13
1.15% ............          --       11,166        --        --         29,059          6,668         11,241           534
1.20% ............          --            9        --        --          1,235            134            246            28
1.25% ............          --        8,779        --        --         17,207          5,428          9,330           340
1.30% ............     111,903          122        --        --          1,450            524             69            --
1.35% ............          --            5        --        --             62             68             --            71
1.40% ............      79,241        1,384        --        --          2,798            943          1,735            46

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

Continued

                     FidVIPValS   FidVIPValS2   FHCapAp   FHCoreEq   FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2   FrVIPForSec3
                     ----------   -----------   -------   --------   ------------   ------------   ------------   ------------
1.45% ............          --        6,098        --          --        12,651         4,458          7,246            378
1.50% ............          --        3,681        --          --        10,994         2,909          4,802            235
1.55% ............          --       18,431        20         371        43,593        16,410         14,163            561
1.60% ............          --        2,106        --          --         5,317         1,906          8,173            194
1.65% ............          --        7,318       174          --        15,154         8,156          4,887            491
1.70% ............          --        1,421        --          --         6,532         3,541          4,379            145
1.75% ............          --        2,419         4           9        18,053         1,665          3,349            244
1.80% ............          --       18,564        --          --        18,861         5,607          9,176            379
1.85% ............          --        9,607       104         158        10,348         2,100          3,238            179
1.90% ............          --        1,369        --          --         3,947         1,769          2,839             56
1.95% ............          --        2,490        --          --         5,985           743          2,385            328
2.00% ............          --        4,450        --          --         2,762           210          1,158              7
2.05% ............          --        3,820        --         941         9,874         2,229          1,506            255
2.10% ............          --       13,717        --          --         7,847         2,080          1,966            121
2.15% ............          --        1,582        --         577         2,440           568          1,105             42
2.20% ............          --          370        --          --         2,112           268            183              9
2.25% ............          --          776        --          82         1,912            --            703             65
2.30% ............          --          238        15          84         1,706           109             91             37
2.35% ............          --          560        --         356         2,421            21            133             --
2.40% ............          --           24        --          --         1,348            78            223             --
2.45% ............          --          207        --          --           719           303            399             --
2.50% ............          --          244        --          --           534            --             --             --
2.55% ............          --          324        --          --         1,011            --             --             --
2.60% ............          --          238        --          --            39            --             --             --
2.65% ............          --           16        --          --           250            --             --             --
2.70% ............          --           --        --          --         1,700           899          1,580             --
2.75% ............          --           --        --          --            13            --             --             --
2.80% ............          --           11        --          --            --            --             --             --
2.85% ............          --           --        --          --            44            --             --             --
2.90% ............          --           --        --          --            --            --             --             --
2.95% ............          --           --        --          --            --            --             --             --
3.00% ............          --            7        --          --            --            --             --             --
3.10% ............          --            1        --          --            --            --             --             --
3.15% ............          --           --        --          --            --            --             --             --
                      --------      -------       ---       -----       -------        ------         ------          -----
   Totals ........    $191,793      121,591       317       2,578       243,223        70,184         97,983          4,827
                      ========      =======       ===       =====       =======        ======         ======          =====

                     GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITEmMrkts6
                     ---------   -----------   -----------   ------------   -----------   ------------   ------------   ------------
0.80% ............    $    --          --            154          1,495           18             --            299            --
0.95% ............        117         521             --            109           --             --             --            --
1.05% ............         --          24             --              6           --             --             --            --
1.10% ............         68          --             --            115           --             76             --             2
1.15% ............      8,469       2,860             --         17,080           --          7,329             --           358
1.20% ............         --          --             --            224           --             17             --             4
1.25% ............      3,870       1,448             --         11,503           --          1,748             --           146
1.30% ............        444         185         25,855        338,206        6,269             14         75,072            --
1.35% ............         11          --             --             51           --             --             --            --
1.40% ............        834         317         25,871        247,238        4,772          1,367         44,618            35
1.45% ............      2,182       2,725             --          6,467           --          5,963             --           510
1.50% ............     11,261         711             --          3,144           --          1,595             --           122
1.55% ............      8,421       5,558             --         21,635           --         12,355             --           558
1.60% ............      3,503         971             --          3,349           --          2,794             --            63
1.65% ............      2,791         551             --         12,018           --          1,679             --           134
1.70% ............      7,704         442             --          4,269           --            598             --            62
1.75% ............      3,516         371             --          2,728           --          1,033             --           326
1.80% ............      7,409       2,024             --          8,133           --          8,092             --           272
1.85% ............      4,852       1,082             --          3,987           --          2,514             --           103
1.90% ............      3,291         476             --          1,133           --          1,568             --            13
1.95% ............      3,011         600             --          1,528           --          1,724             --           135
2.00% ............        595         254             --            585           --            330             --            44
2.05% ............      2,151         567             --          7,441           --          1,684             --           177
2.10% ............      2,406         471             --            968           --            823             --             1
2.15% ............      2,239         197             --            503           --            679             --            11
2.20% ............        453          54             --            236           --            144             --            --
2.25% ............        215          --             --            415           --            245             --            --
2.30% ............      1,378          26             --            173           --             --             --             5
2.35% ............          8          26             --            199           --              6             --            --
2.40% ............        138          --             --            546           --              2             --            --
2.45% ............         96         253             --            127           --            217             --            --
2.50% ............         58          --             --            301           --             --             --            --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                     GVITCVal2   GVITIntVal2   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts2   GVITEmMrkts3   GVITEmMrkts6
                     ---------   -----------   -----------   ------------   -----------   ------------   ------------   ------------
2.55% ............        159           --            --             15            --            --              --            --
2.60% ............         11           --            --             --            --            --              --            --
2.65% ............         38           --            --             37            --           712              --            --
2.70% ............         --          962            --            212            --           242              --            --
2.75% ............         --           --            --              9            --            --              --            --
2.80% ............          8           --            --             34            --            --              --            --
2.85% ............         --           --            --             --            --            --              --            --
2.90% ............         --           --            --             --            --            --              --            --
2.95% ............         --           --            --             --            --            --              --            --
3.00% ............         --           --            --             --            --            --              --            --
3.10% ............         --           --            --             --            --            --              --            --
3.15% ............         --           --            --             --            --            --              --            --
                      -------       ------        ------        -------        ------        ------         -------         -----
   Totals ........    $81,707       23,676        51,880        696,219        11,059        55,550         119,989         3,081
                      =======       ======        ======        =======        ======        ======         =======         =====

                     GVITFHiInc   GVITGlFin2   GVITGlFin3   GVITGlHlth2   GVITGlHlth3   GVITGlHlth6   GVITGlTech   GVITGlTech2
                     ----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
0.80% ............    $     --          --          130            --           153           --            32           --
0.95% ............         278         172           --           134            --           --            --           19
1.05% ............          --          37           --            --            --           43            --           --
1.10% ............         181          --           --            23            --            9            --           --
1.15% ............      14,980       2,467           --         2,987            --          335            --        2,865
1.20% ............         471         258           --            70            --           --            --           65
1.25% ............      10,329       1,095           --         3,698            --          186            --        3,427
1.30% ............          --           7       18,296            11        34,027           --         5,972            8
1.35% ............          15          48           --            --            --           24            --           --
1.40% ............       1,834         132       18,546           259        25,489            6         1,090          205
1.45% ............      38,102         793           --         1,536            --          920            --        1,441
1.50% ............       2,691         184           --           820            --           71            --          531
1.55% ............      26,546       2,627           --         5,176            --        1,002            --        4,167
1.60% ............       6,766         251           --           165            --           10            --          706
1.65% ............       7,985         602           --         2,459            --           98            --        1,229
1.70% ............       4,478         430           --         1,501            --            9            --          474
1.75% ............       6,900         118           --           519            --          219            --          283
1.80% ............      11,989       3,210           --         3,710            --          167            --        7,727
1.85% ............       4,062         161           --         1,176            --           14            --        2,999
1.90% ............       1,176          --           --           451            --           70            --        1,197
1.95% ............       1,154         543           --           452            --           76            --        1,374
2.00% ............       3,881         130           --           358            --           36            --          205
2.05% ............       2,344         388           --           644            --           94            --          943
2.10% ............       2,713         237           --           313            --           92            --        3,839
2.15% ............       2,137           2           --            33            --            3            --        1,124
2.20% ............          64          --           --           181            --           49            --           72
2.25% ............         145          --           --            --            --           11            --           --
2.30% ............         315         128           --           158            --           22            --           --
2.35% ............           7          17           --            40            --            7            --           --
2.40% ............          28         166           --           185            --           --            --          150
2.45% ............          31          13           --            56            --           --            --          404
2.50% ............          --          --           --            --            --           --            --           --
2.55% ............          --          --           --            --            --           --            --           --
2.60% ............          --          --           --            --            --           --            --           --
2.65% ............          37          --           --            --            --           --            --           32
2.70% ............          44          28           --           828            --           --            --          176
2.75% ............          --          --           --            --            --           --            --           --
2.80% ............          --          --           --            --            --           --            --           --
2.85% ............          --          --           --            --            --           --            --           --
2.90% ............          --          --           --            --            --           --            --           --
2.95% ............          --          --           --            --            --           --            --           --
3.00% ............          --          --           --            --            --           --            --           --
3.10% ............          --          --           --            --            --           --            --           --
3.15% ............          --          --           --            --            --           --            --           --
                      --------      ------       ------        ------        ------        -----         -----       ------
   Totals ........    $151,683      14,244       36,972        27,943        59,669        3,573         7,094       35,662
                      ========      ======       ======        ======        ======        =====         =====       ======

                     GVITGlTech3   GVITGlTech6   GVITGlUtl2   GVITGlUtl3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                     -----------   -----------   ----------   ----------   ---------   ----------   ---------   ---------
0.80% ............       $387           --            --           4          2,594       5,552        1,431         149
0.95% ............         --           --            13          --              5          --           35          --
1.05% ............         --           --            --          --             --          --           34          --
1.10% ............         --           --            --          --          1,654          --           67          --
1.15% ............         --          157           990          --         28,291          --       21,182      39,368
1.20% ............         --           --            68          --            496          --          811          14

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

Continued

                     GVITGlTech3   GVITGlTech6   GVITGlUtl2   GVITGlUtl3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                     -----------   -----------   ----------   ----------   ---------   ----------   ---------   ---------
1.25% ............          --          111         1,037           --        17,368          --      11,744      12,995
1.30% ............      41,601           --            --        5,626     1,138,944     392,193      33,809      33,449
1.35% ............          --           --            --           --            23          --         104          84
1.40% ............      24,445            1            71        3,848       884,309     213,511      22,874      48,896
1.45% ............          --          152           148           --        14,236          --       7,027      18,690
1.50% ............          --           19           144           --        14,262          --      10,639       6,240
1.55% ............          --          155         1,266           --        38,287          --      20,747      56,106
1.60% ............          --           44            43           --         3,492          --       7,367       5,840
1.65% ............          --           53            96           --        13,254          --      65,016      35,428
1.70% ............          --           22           426           --         3,103          --       1,678       3,092
1.75% ............          --           20           132           --         3,730          --      36,690      19,463
1.80% ............          --          107           722           --        16,167          --      10,610      35,253
1.85% ............          --           58         1,695           --         8,360          --      11,696       9,911
1.90% ............          --           26           554           --         1,757          --      33,043      23,202
1.95% ............          --          101            36           --         2,112          --      18,965       2,497
2.00% ............          --           36            --           --         3,394          --      37,702       5,685
2.05% ............          --          202           337           --         6,505          --      48,630      18,262
2.10% ............          --           62         1,093           --        25,224          --      20,971      18,090
2.15% ............          --            4            --           --           891          --       5,169       8,643
2.20% ............          --           --            --           --            78          --      11,338       3,146
2.25% ............          --           --            --           --           263          --      72,670       4,528
2.30% ............          --           --            --           --           363          --      30,276       2,311
2.35% ............          --            1            --           --         1,138          --      17,850       5,186
2.40% ............          --           --           164           --            83          --       1,484         269
2.45% ............          --           --            --           --           129          --      19,091       1,184
2.50% ............          --           --            --           --            --          --       1,029          10
2.55% ............          --           --            --           --            --          --      23,060       2,585
2.60% ............          --           --            --           --            18          --      13,085         119
2.65% ............          --           --            --           --            --          --       3,683          20
2.70% ............          --           --            78           --            --          --         307          --
2.75% ............          --           --            --           --            --          --       1,320          --
2.80% ............          --           --            --           --            --          --       2,067          88
2.85% ............          --           --            --           --            --          --         462          --
2.90% ............          --           --            --           --            --          --       1,338          --
2.95% ............          --           --            --           --            --          --       2,748          --
3.00% ............          --           --            --           --            --          --         397          --
3.10% ............          --           --            --           --            --          --          --          --
3.15% ............          --           --            --           --            --          --       1,409          --
                       -------        -----         -----        -----     ---------     -------     -------     -------
   Totals ........     $66,433        1,331         9,113        9,478     2,230,530     611,256     631,655     420,803
                       =======        =====         =====        =====     =========     =======     =======     =======

                     GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITIntVal6   GVITJPBal   GVITSMdCpGr
                     ---------   ------------   ------------   ----------   -----------   -----------   ---------   -----------
0.80% ............    $  2,071        3,174           717           41           102           --           --            320
0.95% ............         335          343            --           --            --           47           --             --
1.05% ............          --          254            --           --            --           30           --             --
1.10% ............       2,764          260            --           --            --           --           --             --
1.15% ............     118,801       64,427        64,521           --            --          426           --             --
1.20% ............       3,819        1,789           675           --            --           --           --             --
1.25% ............      86,937       53,320        27,848           --            --          264           --             --
1.30% ............     135,421       74,863        48,933           --         8,191           --           74         60,121
1.35% ............         369           83           192           --            --           --           --             --
1.40% ............     196,793      112,363        72,532          801         9,799           63           17         41,417
1.45% ............      41,872       12,352        22,603           --            --          170           --             --
1.50% ............      53,366       17,713        15,761           --            --          621           --             --
1.55% ............     155,484       80,142        77,762           --            --          520           --             --
1.60% ............      18,893       12,356         8,063           --            --           92           --             --
1.65% ............     211,924      173,715        50,388           --            --          144           --             --
1.70% ............      18,683       22,078        12,199           --            --            5           --             --
1.75% ............     103,571       92,309        26,454           --            --          140           --             --
1.80% ............      81,473       65,187        43,917           --            --          195           --             --
1.85% ............      43,596       17,392        30,065           --            --          108           --             --
1.90% ............      61,798       44,426        10,927           --            --          163           --             --
1.95% ............      33,357       23,885        13,935           --            --          184           --             --
2.00% ............      46,095       44,040         9,481           --            --           41           --             --
2.05% ............      79,141       51,016        21,781           --            --           54           --             --
2.10% ............      23,075       51,537         8,769           --            --           24           --             --
2.15% ............      25,699       12,941         7,160           --            --            1           --             --
2.20% ............      22,160       47,162         5,937           --            --           27           --             --
2.25% ............      49,220       60,023         8,706           --            --           --           --             --
2.30% ............      28,343       24,950         5,583           --            --           13           --             --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                      GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITIntVal6   GVITJPBal   GVITSMdCpGr
                     ----------   ------------   ------------   ----------   -----------   -----------   ---------   -----------
2.35% ............       18,488        33,811         2,009          --             --           --          --             --
2.40% ............        6,269         8,375         2,570          --             --           --          --             --
2.45% ............       10,957         7,794           236          --             --           --          --             --
2.50% ............        2,679        10,412           433          --             --           --          --             --
2.55% ............       10,955        14,425         1,083          --             --           --          --             --
2.60% ............        4,985         4,426           544          --             --           --          --             --
2.65% ............        9,674         5,388           154          --             --           --          --             --
2.70% ............          416         2,562           277          --             --           --          --             --
2.75% ............          122         2,675           300          --             --           --          --             --
2.80% ............          810         1,779            52          --             --           --          --             --
2.85% ............        1,444           819            76          --             --           --          --             --
2.90% ............           --           339             3          --             --           --          --             --
2.95% ............           --            23            --          --             --           --          --             --
3.00% ............        1,567           109           526          --             --           --          --             --
3.10% ............           --         1,327            --          --             --           --          --             --
3.15% ............           --            --            --          --             --           --          --             --
                     ----------     ---------       -------         ---         ------        -----         ---        -------
   Totals ........   $1,713,426     1,258,364       603,172         842         18,092        3,332          91        101,858
                     ==========     =========       =======         ===         ======        =====         ===        =======

                     GVITSMdCpGr2   GVITMyMkt   GVITNWFund   GVITNWFund2   GVITLead3   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                     ------------   ---------   ----------   -----------   ---------   -----------   ------------   ------------
0.80% ............      $    --         5,866       19,231          --          86           251            --            4,104
0.95% ............          128            --           --          --          --            --            --               --
1.05% ............           38            --           --          --          --            --            --               --
1.10% ............           22           806           --          --          --            --             9               --
1.15% ............        4,646        32,884           --       7,702          --            --         6,483               --
1.20% ............           16             8           --          79          --            --            --               --
1.25% ............        3,832        21,561           --       2,127          --            --         2,130               --
1.30% ............           --     1,715,804    1,820,742          42       5,318        67,873            --          656,588
1.35% ............            1             1           --           5          --            --             3               --
1.40% ............          298     1,339,769    1,118,118          --       2,803        42,936         1,415          428,529
1.45% ............        7,231       110,306           --         758          --            --         3,136               --
1.50% ............        1,847        10,068           --       1,334          --            --           754               --
1.55% ............        9,033        60,781           --       9,065          --            --         4,833               --
1.60% ............          124        42,794           --         878          --            --           265               --
1.65% ............        2,052        24,691           --       3,464          --            --         2,124               --
1.70% ............          926         2,094           --          24          --            --         2,148               --
1.75% ............        1,573         9,261           --         990          --            --           822               --
1.80% ............        7,415        57,725           --       2,770          --            --         4,435               --
1.85% ............        2,562        17,309           --       1,959          --            --           768               --
1.90% ............          970         2,614           --       1,679          --            --           816               --
1.95% ............          586         3,724           --       1,134          --            --         1,480               --
2.00% ............        1,502         8,036           --         115          --            --           203               --
2.05% ............        1,417         9,201           --         386          --            --         2,656               --
2.10% ............        3,819        16,173           --         444          --            --           429               --
2.15% ............        1,228         1,007           --          34          --            --           220               --
2.20% ............          267            30           --          30          --            --            --               --
2.25% ............          570           530           --          96          --            --           310               --
2.30% ............          325         1,066           --          54          --            --            44               --
2.35% ............           27           435           --         122          --            --            14               --
2.40% ............           92            71           --          --          --            --            --               --
2.45% ............          152         2,001           --          72          --            --           141               --
2.50% ............            9           230           --          --          --            --            --               --
2.55% ............           --           811           --          --          --            --            --               --
2.60% ............           --            --           --          63          --            --            --               --
2.65% ............           --         1,023           --          --          --            --            --               --
2.70% ............           --         5,623           --          --          --            --           143               --
2.75% ............           --           169           --          --          --            --            --               --
2.80% ............           26            --           --          --          --            --            --               --
2.85% ............           --             3           --          --          --            --            --               --
2.90% ............           --            --           --          --          --            --            --               --
2.95% ............           --            --           --          --          --            --            --               --
3.00% ............           --            --           --          --          --            --            --               --
3.10% ............           --            --           --          --          --            --            --               --
3.15% ............           --            --           --          --          --            --            --               --
                        -------     ---------    ---------      ------       -----       -------        ------        ---------
   Totals ........      $52,734     3,504,475    2,958,091      35,426       8,207       111,060        35,781        1,089,221
                        =======     =========    =========      ======       =====       =======        ======        =========

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                    GVITSmCapVal2  GVITSmComp  GVITSmComp2  GVITTGroFoc  GVITTGroFoc3  GVITUSGro2  GVITUSGro3  GVITVKMultiSec
                    -------------  ----------  -----------  -----------  ------------  ----------  ----------  --------------
0.80% ............     $     --         7,051         --          22            21           --         313            153
0.95% ............          287            --        780          --            --           --          --            232
1.05% ............           --            --        113          --            --           --          --             --
1.10% ............           64            --        198          --            --           67          --             34
1.15% ............       17,473            --     15,229          --            --        5,275          --          8,928
1.20% ............           54            --        283          --            --           --          --             --
1.25% ............       11,678            --     12,481          --            --        2,683          --          5,801
1.30% ............          127       801,967        992       3,325         6,210            3      35,761         74,965
1.35% ............           47            --         71          --            --           17          --             --
1.40% ............        2,013       691,930      1,557         951         3,839          543      41,558         78,926
1.45% ............       12,840            --     13,253          --            --        5,280          --          9,300
1.50% ............        3,772            --      6,250          --            --        1,286          --          4,051
1.55% ............       27,730            --     18,601          --            --       10,025          --          9,867
1.60% ............        3,260            --      1,974          --            --          497          --          1,678
1.65% ............        5,778            --      5,280          --            --        2,345          --          5,186
1.70% ............        2,727            --      4,262          --            --          520          --          2,426
1.75% ............        4,380            --      5,001          --            --        3,596          --          8,125
1.80% ............        8,817            --     17,747          --            --        7,156          --          7,698
1.85% ............        4,002            --      6,931          --            --        2,682          --          2,849
1.90% ............        3,865            --      3,170          --            --        2,600          --          3,469
1.95% ............        3,474            --      1,958          --            --          705          --            532
2.00% ............          474            --        677          --            --          185          --          1,429
2.05% ............        3,129            --      1,379          --            --          765          --          3,504
2.10% ............        2,001            --     10,010          --            --        3,476          --          1,614
2.15% ............        1,245            --      1,298          --            --          291          --          1,504
2.20% ............            2            --         65          --            --          196          --             43
2.25% ............          370            --         --          --            --           74          --            620
2.30% ............          112            --         10          --            --          822          --             --
2.35% ............            7            --         13          --            --            7          --             26
2.40% ............           12            --        159          --            --           43          --             --
2.45% ............          376            --        662          --            --            4          --             --
2.50% ............           --            --         --          --            --        2,613          --             --
2.55% ............           --            --         --          --            --           41          --             --
2.60% ............           --            --         --          --            --           --          --             --
2.65% ............          641            --         --          --            --           --          --             --
2.70% ............          351            --        515          --            --           --          --             --
2.75% ............           --            --         --          --            --           --          --             --
2.80% ............           --            --         --          --            --           --          --             --
2.85% ............           --            --         --          --            --           --          --             --
2.90% ............           --            --         --          --            --           --          --             --
2.95% ............           --            --         --          --            --           --          --             --
3.00% ............           --            --         --          --            --           --          --             --
3.10% ............           --            --         --          --            --           --          --             --
3.15% ............           --            --         --          --            --           --          --             --
                       --------     ---------    -------       -----        ------       ------      ------        -------
   Totals ........     $121,108     1,500,948    130,919       4,298        10,070       53,797      77,632        232,960
                       ========     =========    =======       =====        ======       ======      ======        =======

                     GVITWLead3   JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgCore
                     ----------   ------   --------   -----------   ---------   -----------   ---------   ----------
0.80% ............        --          --        660          74           61           49          243          --
0.95% ............        --          55        150          --           --           --          772          25
1.05% ............        --          --          9          --           --           --           32         202
1.10% ............        --          30         --          --           --           --           20          --
1.15% ............        --       8,892      4,574          --           --          164        3,465         720
1.20% ............        --         185         64          --           --           --           --          --
1.25% ............        --       3,341      4,628          --           --          119        1,360         365
1.30% ............        43          --    133,554      32,121       33,265       40,312       50,444          --
1.35% ............        --          --         --          --           --           --           --          --
1.40% ............       167       1,026     84,861      12,155       23,706       16,770       30,461         126
1.45% ............        --       2,715      5,374          --           --          420        1,780         192
1.50% ............        --       3,653      1,206          --           --            6          778       3,094
1.55% ............        --      13,002      8,424          --           --          313        3,441         794
1.60% ............        --       1,327        867          --           --           24        2,642         138
1.65% ............        --       6,518      2,450          --           --           43          570         503
1.70% ............        --       1,650      3,403          --           --           70        1,219         307
1.75% ............        --      11,368      1,405          --           --           43          443         171
1.80% ............        --       3,923      4,126          --           --           92        2,940         411
1.85% ............        --         910        299          --           --           12        1,134         354
1.90% ............        --         267        851          --           --           72          210           7
1.95% ............        --         590        543          --           --          146          881          89
2.00% ............        --       1,145        763          --           --           --          227         171

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                     GVITWLead3   JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgCore
                     ----------   ------   --------   -----------   ---------   -----------   ---------   ----------
2.05% ............        --       2,151      2,483          --           --           74          471          67
2.10% ............        --         244        217          --           --           --          806          52
2.15% ............        --         676        202          --           --            1          428         367
2.20% ............        --       1,848        489          --           --           --           43         308
2.25% ............        --         132         18          --           --           --           --         195
2.30% ............        --         633        591          --           --           --           --         199
2.35% ............        --         196        125          --           --           --            5          23
2.40% ............        --          --         22          --           --           --           --          58
2.45% ............        --       1,370         17          --           --           --          100          70
2.50% ............        --           8         48          --           --           --           --           9
2.55% ............        --         147         27          --           --           --           --          --
2.60% ............        --          --         63          --           --           --           --          --
2.65% ............        --          --         38          --           --           --           56          --
2.70% ............        --          --         --          --           --           --           10         445
2.75% ............        --          --         --          --           --           --           --          --
2.80% ............        --          --         63          --           --           --           --          --
2.85% ............        --          --         --          --           --           --           --          --
2.90% ............        --          --         --          --           --           --           --          --
2.95% ............        --          --         --          --           --           --           --          --
3.00% ............        --          --         --          --           --           --           --          --
3.10% ............        --          --         --          --           --           --           --          --
3.15% ............        --          --         --          --           --           --           --          --
                        ----      ------    -------      ------       ------       ------      -------       -----
   Totals ........      $210      68,002    262,614      44,350       57,032       58,730      104,981       9,462
                        ====      ======    =======      ======       ======       ======      =======       =====

                     JPMSTMidCap   MFSInvGrStS   MFSValS   NBAMTFasc    NBAMTGro   NBAMTGuard   NBAMTLMat   NBAMTMCGrS
                     -----------   -----------   -------   ---------   ---------   ----------   ---------   ----------
0.80% ............       $ --             --          --         --        1,325         527         182          --
0.95% ............         --             --          --         --           --          --          44          17
1.05% ............         --             --          --         --           --          --          11          --
1.10% ............         --              7       1,768          7           --          --       3,406          62
1.15% ............         --          5,210       3,789      1,027           --          --      15,605       6,429
1.20% ............         --             87         196         --           --          --         200          19
1.25% ............         --          4,237       5,170      1,578           --          --       5,673       3,545
1.30% ............        123            273          --         --      853,113      90,906     390,221          23
1.35% ............         --             21          12         51           --          --          62          --
1.40% ............        168            674         951        187      259,463      74,889     347,892       1,701
1.45% ............         --          1,301       3,246        332           --          --      11,126       3,325
1.50% ............         --          4,601       3,157        262           --          --       6,870       1,358
1.55% ............         --          9,663       6,455      1,851           --          --      25,324       7,883
1.60% ............         --          2,643       1,643        412           --          --       1,675         838
1.65% ............         --          3,661       2,237        923           --          --       9,914       4,491
1.70% ............         --          3,534       1,629        227           --          --       3,378       2,281
1.75% ............         --          3,180       2,754      2,703           --          --      20,043       2,285
1.80% ............         --          8,202       3,469        766           --          --      17,289       4,453
1.85% ............         --          2,759       2,052        627           --          --       3,261       1,948
1.90% ............         --          2,640         776        241           --          --       1,847       1,183
1.95% ............         --          1,689         787        464           --          --       1,153       1,404
2.00% ............         --          2,034         542         19           --          --       1,161         553
2.05% ............         --          3,906       4,767        454           --          --       2,162       2,236
2.10% ............         --          3,051       2,003        521           --          --       4,794         404
2.15% ............         --            469         434         31           --          --         881         362
2.20% ............         --          1,045         967          1           --          --         160       1,067
2.25% ............         --            383         180         --           --          --         169         171
2.30% ............         --            413         538         --           --          --         160         315
2.35% ............         --             45         317         --           --          --         330         133
2.40% ............         --             99         354          3           --          --          36          44
2.45% ............         --            673         908        122           --          --         120          61
2.50% ............         --            258          81         --           --          --          26          81
2.55% ............         --            117         100         --           --          --         122          --
2.60% ............         --             --          --         --           --          --          32          --
2.65% ............         --             --          --         --           --          --          --          17
2.70% ............         --             --          --      1,437           --          --          --          --
2.75% ............         --            227         234         --           --          --           9          --
2.80% ............         --             24          --         --           --          --          --          26
2.85% ............         --             --          --         --           --          --          --          --
2.90% ............         --             --          --         --           --          --          --          --
2.95% ............         --             --          --         --           --          --          --          --
3.00% ............         --             --          --         --           --          --          --          --
3.10% ............         --             --          --         --           --          --          --          --
3.15% ............         --             32          32         --           --          --          --          --
                         ----         ------      ------     ------    ---------     -------     -------      ------
   Totals ........       $291         67,158      51,548     14,246    1,113,901     166,322     875,338      48,715
                         ====         ======      ======     ======    =========     =======     =======      ======

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                      NBAMTPart   NBAMSocRes   OppAggGro     OppBal     OppBdFd     OppCapAp   OppCapApS   OppGlSec3
                     ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.80% ............   $    2,720         --          438        2,003       1,614       2,864         --         317
0.95% ............           --        784           --           --          --          --         44          --
1.05% ............           --        113           --           --          --          --         --          --
1.10% ............           --         66           --           --          --          --        264          --
1.15% ............           --      2,467           --           --          --          --     18,667          --
1.20% ............           --         --           --           --          --          --        326          --
1.25% ............           --      1,022           --           --          --          --     16,773          --
1.30% ............      695,636         --      100,534      675,177     656,646     638,205        264     228,772
1.35% ............           --         22           --           --          --          --         24          --
1.40% ............      740,979         14       52,677      542,590     640,596     417,709      1,812     135,539
1.45% ............           --      1,035           --           --          --          --     11,899          --
1.50% ............           --      1,055           --           --          --          --      6,137          --
1.55% ............           --      3,846           --           --          --          --     33,098          --
1.60% ............           --        195           --           --          --          --      3,398          --
1.65% ............           --      2,004           --           --          --          --     10,790          --
1.70% ............           --        732           --           --          --          --      3,497          --
1.75% ............           --        676           --           --          --          --      3,343          --
1.80% ............           --      2,023           --           --          --          --     22,925          --
1.85% ............           --      2,307           --           --          --          --      8,853          --
1.90% ............           --        217           --           --          --          --      4,677          --
1.95% ............           --        984           --           --          --          --      2,024          --
2.00% ............           --        567           --           --          --          --        944          --
2.05% ............           --        475           --           --          --          --      3,658          --
2.10% ............           --        552           --           --          --          --     20,329          --
2.15% ............           --         78           --           --          --          --      1,252          --
2.20% ............           --      1,679           --           --          --          --        460          --
2.25% ............           --         --           --           --          --          --      1,017          --
2.30% ............           --        167           --           --          --          --        665          --
2.35% ............           --          6           --           --          --          --        899          --
2.40% ............           --         --           --           --          --          --        184          --
2.45% ............           --        107           --           --          --          --      1,332          --
2.50% ............           --         --           --           --          --          --        160          --
2.55% ............           --          8           --           --          --          --         27          --
2.60% ............           --         10           --           --          --          --         68          --
2.65% ............           --         --           --           --          --          --          5          --
2.70% ............           --         --           --           --          --          --         91          --
2.75% ............           --         --           --           --          --          --         --          --
2.80% ............           --         --           --           --          --          --         --          --
2.85% ............           --         --           --           --          --          --         --          --
2.90% ............           --         --           --           --          --          --         --          --
2.95% ............           --         --           --           --          --          --         --          --
3.00% ............           --         --           --           --          --          --         --          --
3.10% ............           --         --           --           --          --          --         --          --
3.15% ............           --         --           --           --          --          --         --          --
                     ----------     ------      -------    ---------   ---------   ---------    -------     -------
   Totals ........   $1,439,335     23,211      153,649    1,219,770   1,298,856   1,058,778    179,906     364,628
                     ==========     ======      =======    =========   =========   =========    =======     =======

                     OppGlSec4    OppGlSec   OppGlSecS   OppHighIncS   OppMSFund   OppMSFundS   OppMSSmCapS   PVTDiscGro
                     ---------   ---------   ---------   -----------   ---------   ----------   -----------   ----------
0.80% ............     $   --        1,695         --           --          292          --            --           --
0.95% ............         51           --        772          799           --          --            28           --
1.05% ............         59           --        143           30           --          73           118           --
1.10% ............         --           --        261          140           --         321            23           43
1.15% ............      1,678           --     26,141       11,659           --      16,059         6,874        1,964
1.20% ............         13           --        429          267           --         134            13           62
1.25% ............      1,046           --     23,659        9,297           --       9,416         4,229        1,239
1.30% ............         --    1,410,485        980           15      130,499         203            --           --
1.35% ............         69           --         --            2           --          42            25           --
1.40% ............         52    1,121,029      5,013        2,873       97,633       2,208           389           --
1.45% ............      1,156           --     12,244       17,128           --       9,314         3,837          319
1.50% ............        412           --      6,992        2,912           --       4,434         1,448          929
1.55% ............      1,391           --     29,580       24,596           --      24,749        11,078        1,400
1.60% ............        108           --      3,165        5,120           --       3,208         1,577          123
1.65% ............        579           --     13,327        8,815           --      11,293         3,109        2,158
1.70% ............        127           --      4,097        2,757           --       5,063         1,692          221
1.75% ............        586           --      4,580        7,705           --       2,365         1,849          463
1.80% ............      1,585           --     28,119       14,147           --      14,348         8,180          694
1.85% ............        875           --      9,587        5,119           --       3,301         1,146           93
1.90% ............        199           --      3,887        2,107           --       2,338           920          433
1.95% ............         33           --        938        1,032           --       2,886           972          265
2.00% ............         59           --        714        1,313           --       3,246            46           50

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                     OppGlSec4    OppGlSec   OppGlSecS   OppHighIncS   OppMSFund   OppMSFundS   OppMSSmCapS   PVTDiscGro
                     ---------   ---------   ---------   -----------   ---------   ----------   -----------   ----------
2.05% ............        134           --      2,198        3,296           --        4,916        1,080          555
2.10% ............      1,894           --     17,741        3,662           --        3,340          512           72
2.15% ............        124           --      1,858          461           --        2,528          610          273
2.20% ............         10           --        209          462           --          944          239          359
2.25% ............         --           --         62          419           --          830            9          103
2.30% ............        224           --        138           34           --        1,353           --          353
2.35% ............         --           --         --           72           --          366           --          108
2.40% ............          2           --         --           --           --          181           --           22
2.45% ............         --           --         --           --           --           76           36          123
2.50% ............         --           --         --           --           --           20           --           --
2.55% ............         --           --         --           --           --           52           --           27
2.60% ............         --           --         --           --           --            3           --           --
2.65% ............         --           --         --           --           --           48          600           --
2.70% ............         55           --         --            9           --           28           28           --
2.75% ............         --           --         --           --           --           --           --           --
2.80% ............         --           --         --           --           --           26           --           25
2.85% ............         --           --         --           --           --           --           --           --
2.90% ............         --           --         --           --           --           --           --           --
2.95% ............         --           --         --           --           --           --           --           --
3.00% ............         --           --         --           --           --           --           --           --
3.10% ............         --           --         --           --           --           --           --           --
3.15% ............         --           --         --           --           --           --           --           --
                      -------    ---------    -------      -------      -------      -------       ------       ------
   Totals ........    $12,521    2,533,209    196,834      126,248      228,424      129,712       50,667       12,476
                      =======    =========    =======      =======      =======      =======       ======       ======

                     PVTGroInc   PVTIntEq   SRSTSmCapV     StOpp2    StDisc2   VEWrldBdR1   VEWrldBd   VEWrldEMktR1
                     ---------   --------   ----------   ---------   -------   ----------   --------   ------------
0.80% ............    $    --         --          --         3,379       275         --           80           1
0.95% ............         --        120         500            --        --         --           --          --
1.05% ............         --         --         256            --        --         --           --          --
1.10% ............         --         --          --            --        --         --           --          --
1.15% ............      1,689      2,290          --            --        --         --           --          --
1.20% ............         --         --          --            --        --         --           --          --
1.25% ............      1,491      1,064          --            --        --         --           --          --
1.30% ............         --         --          --     2,018,903   361,613        982      194,935       1,153
1.35% ............         --         --          --            --        --         --           --          --
1.40% ............        339        649          --       944,449   184,225      1,860      115,143       1,431
1.45% ............        370      1,131          --            --        --         --           --          --
1.50% ............      1,165      1,030          --            --        --         --           --          --
1.55% ............      4,117      3,077          --            --        --         --           --          --
1.60% ............        659      1,299          --            --        --         --           --          --
1.65% ............      2,837        892          --            --        --         --           --          --
1.70% ............        640        976          --            --        --         --           --          --
1.75% ............        432        619          --            --        --         --           --          --
1.80% ............      1,364      2,091          --            --        --         --           --          --
1.85% ............        751        810          --            --        --         --           --          --
1.90% ............        202        636          --            --        --         --           --          --
1.95% ............        316         90          --            --        --         --           --          --
2.00% ............        288        123          --            --        --         --           --          --
2.05% ............        297        248          --            --        --         --           --          --
2.10% ............        435         34          --            --        --         --           --          --
2.15% ............      1,219         --          --            --        --         --           --          --
2.20% ............        142         --          --            --        --         --           --          --
2.25% ............         93         --          --            --        --         --           --          --
2.30% ............         77         --          --            --        --         --           --          --
2.35% ............         10         --          --            --        --         --           --          --
2.40% ............        175        159          --            --        --         --           --          --
2.45% ............         --         --          --            --        --         --           --          --
2.50% ............          9         --          --            --        --         --           --          --
2.55% ............         --         --          --            --        --         --           --          --
2.60% ............         --         --          --            --        --         --           --          --
2.65% ............         --         13          --            --        --         --           --          --
2.70% ............         --         --          --            --        --         --           --          --
2.75% ............         --         --          --            --        --         --           --          --
2.80% ............         --         --          --            --        --         --           --          --
2.85% ............         --         --          --            --        --         --           --          --
2.90% ............         --         --          --            --        --         --           --          --
2.95% ............         --         --          --            --        --         --           --          --
3.00% ............         --         --          --            --        --         --           --          --
3.10% ............         --         --          --            --        --         --           --          --
3.15% ............         --         --          --            --        --         --           --          --
                      -------     ------         ---     ---------   -------      -----      -------       -----
   Totals ........    $19,117     17,351         756     2,966,731   546,113      2,842      310,158       2,585
                      =======     ======         ===     =========   =======      =====      =======       =====

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                     VEWrldEMkt   VEWrldHAsR1   VEWrldHAs   VKCorPlus2   VKEmMkt   VKEmMkt2   VKUSRealEst   VKUSRealEst2
                     ----------   -----------   ---------   ----------   -------   --------   -----------   ------------
0.80% ............    $    471           2           865          --         288        --         3,114            --
0.95% ............          --          --            --          --          --       532            --           612
1.05% ............          --          --            --          --          --        --            --            37
1.10% ............          --          --            --          26          --       142            --           271
1.15% ............          --          --            --       1,420          --     3,645            --        18,108
1.20% ............          --          --            --          --          --        --            --           112
1.25% ............          --          --            --         736          --     2,568            --        11,293
1.30% ............     189,674       1,514       201,756          --      89,070        --       535,525            86
1.35% ............          --          --            --          --          --        --            --            93
1.40% ............     130,609       1,428       110,429         326      61,537       403       479,027         1,338
1.45% ............          --          --            --       1,326          --     3,788            --         9,785
1.50% ............          --          --            --       3,866          --     2,458            --         8,354
1.55% ............          --          --            --       3,344          --     6,105            --        25,895
1.60% ............          --          --            --         401          --       489            --         4,257
1.65% ............          --          --            --       1,285          --       565            --         8,121
1.70% ............          --          --            --       1,242          --       505            --         1,691
1.75% ............          --          --            --         217          --       665            --         2,645
1.80% ............          --          --            --       2,426          --     3,283            --        15,150
1.85% ............          --          --            --         289          --     1,433            --         5,769
1.90% ............          --          --            --       1,082          --       510            --         3,454
1.95% ............          --          --            --         144          --       215            --         1,393
2.00% ............          --          --            --         131          --       127            --           951
2.05% ............          --          --            --         334          --       723            --         2,668
2.10% ............          --          --            --         129          --       783            --         1,127
2.15% ............          --          --            --       1,389          --       457            --           539
2.20% ............          --          --            --         486          --        20            --           234
2.25% ............          --          --            --         224          --       229            --           121
2.30% ............          --          --            --         470          --        --            --            99
2.35% ............          --          --            --          32          --        --            --            52
2.40% ............          --          --            --          --          --        --            --           336
2.45% ............          --          --            --         122          --        49            --           515
2.50% ............          --          --            --           1          --        --            --            --
2.55% ............          --          --            --          47          --        --            --            --
2.60% ............          --          --            --          15          --        --            --            --
2.65% ............          --          --            --          --          --         2            --             6
2.70% ............          --          --            --          20          --        --            --           113
2.75% ............          --          --            --          --          --        --            --            --
2.80% ............          --          --            --          --          --        --            --            --
2.85% ............          --          --            --          41          --        --            --            --
2.90% ............          --          --            --          --          --        --            --            --
2.95% ............          --          --            --          --          --        --            --            --
3.00% ............          --          --            --          --          --        --            --            --
3.10% ............          --          --            --          --          --        --            --            --
3.15% ............          --          --            --          --          --        --            --            --
                      --------       -----       -------      ------     -------    ------     ---------       -------
   Totals ........    $320,754       2,944       313,050      21,571     150,895    29,696     1,017,666       125,225
                      ========       =====       =======      ======     =======    ======     =========       =======

                     VicDivrStk   VISLgCapGr2   VISLgCapVal2   VISModGr2
                     ----------   -----------   ------------   ---------
0.80% ............      $ --           --            --            --
0.95% ............        --           --            --            --
1.05% ............        --           --            --            --
1.10% ............        --           --            --            --
1.15% ............         5            1             3            76
1.20% ............        --           --            --            --
1.25% ............       260           63            74           232
1.30% ............        --           --            --            --
1.35% ............        --           --            --             1
1.40% ............        --           --            --            --
1.45% ............        --           --            --            --
1.50% ............        15           --            --            --
1.55% ............        --           --            --            --
1.60% ............        --           --            --            68
1.65% ............        --           --            --            --
1.70% ............       155           --            --            --
1.75% ............        53           --            --            --
1.80% ............        --           --            --            --
1.85% ............        --           --            --            --
1.90% ............        --           23            --            11
1.95% ............        --           --            --            --
2.00% ............         4           --            --            --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued

                     VicDivrStk   VISLgCapGr2   VISLgCapVal2   VISModGr2
                     ----------   -----------   ------------   ---------
2.05% ............        --           --            --            --
2.10% ............        --           --            --            --
2.15% ............        --           --            --            --
2.20% ............        --           --            --            --
2.25% ............        --           --            --            --
2.30% ............        --           --            --            --
2.35% ............        --           --            --            --
2.40% ............        --           --            --            --
2.45% ............        --           --            --            --
2.50% ............        --           --            --            --
2.55% ............        --           --            --            --
2.60% ............        --           --            --            --
2.65% ............        --           --            --            --
2.70% ............        --           --            --            --
2.75% ............        --           --            --            --
2.80% ............        --           --            --            --
2.85% ............        --           --            --            --
2.90% ............        --           --            --            --
2.95% ............        --           --            --            --
3.00% ............        --           --            --            --
3.10% ............        --           --            --            --
3.15% ............        --           --            --            --
                        ----          ---           ---           ---
   Totals ........      $492           87            77           388
                        ====          ===           ===           ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $221,146,138 and $34,835,030 respectively, and total transfers from the Account to the fixed account were $52,234,777 and $126,254,370, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $6,704,310 and $600,075 to the Account in the form of bonus credits to the contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $7,073,904 and $2,029,888 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

     For Purchase Payment Credits, the Company contributed $815,863 and $61,367 to the Account in the form of additional credit to the contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                     Contract                                                 Investment
                                      Expense                     Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  ----------  ---------------  --------------  ----------  -----------------
     AIM VIF - Basic Value Fund - Series II Shares
           2004 ................  0.95% to 2.80%  1,687,602  $11.54 to 13.26   $ 24,364,128      0.00%      4.68% to   3.70%
           2003 ................  1.10% to 2.50%     44,349    8.80 to 12.03        514,037      0.00%     19.67% to  20.29%(a)(b)
     AIM VIF - Capital Appreciation Fund - Series II Shares
           2004 ................  0.95% to 2.85%    426,644   10.91 to 12.20      5,700,097      0.00%      1.36% to   0.38%
           2003 ................  1.15% to 2.15%     21,830    8.41 to 11.60        250,728      0.00%     15.56% to  16.00%(a)(b)
     AIM VIF - Capital Development Fund - Series II Shares
           2004 ................  0.95% to 2.65%    553,965   11.55 to 14.35      8,050,994      0.00%      4.39% to   3.49%
           2003 ................  1.15% to 2.15%     16,275   11.19 to 11.94        193,769      0.00%     18.94% to  19.40%(a)(b)
     Alger American Balanced Portfolio - Class S
           2004 ................      0.95%           8,690       10.70              92,984      2.75%          0.90%
     Alger American MidCap Growth Portfolio - Class S
           2004 ................  0.95% to 1.45%      4,246   11.37 to 11.32         48,167      0.00%      4.75% to   4.49%
     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
           2004 ................  0.95% to 2.90%  1,674,888   11.34 to 12.37     23,060,114      0.90%      2.91% to   1.89%
           2003 ................  1.15% to 2.20%    143,166    9.12 to 12.04      1,711,423      1.18%     14.56% to  20.36%(b)
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2004 ................  1.05% to 2.40%    452,261   12.28 to 15.53      7,034,699      0.10%      6.23% to   5.50%
           2003 ................  1.15% to 2.10%     29,203    9.92 to 11.78        342,452      0.62%     17.37% to  17.79%(a)(b)
     American Century VP - Balanced Fund - Class I
           2004 ................  0.80% to 1.40%  5,961,314   16.48 to 18.26    114,199,596      1.66%      2.43% to   2.12%
           2003 ................  0.80% to 1.40%  6,367,715   14.84 to 18.06    110,331,354      2.62%      8.95% to   9.28%
           2002 ................  0.80% to 1.40%  7,351,915   14.15 to 17.31    121,918,696      3.02%     -6.78% to  -6.50%
           2001 ................  0.80% to 1.40%  8,330,420   15.50 to 19.05    152,012,197      2.75%     -2.33% to  -2.03%
           2000 ................  0.80% to 1.40%  9,662,996   16.52 to 20.41    188,944,764      2.50%      0.53% to   0.83%
     American Century VP - Capital Appreciation Fund - Class I
           2004 ................  0.80% to 1.40%  6,276,299   10.55 to 12.98    132,207,153      0.00%      2.53% to   2.22%
           2003 ................  0.80% to 1.40%  7,453,323    9.12 to 22.28    134,655,233      0.00%      5.69% to   6.01%
           2002 ................  0.80% to 1.40%  9,743,080    9.85 to 24.19    185,927,829      0.00%    -10.75% to -10.49%
           2001 ................  0.80% to 1.40% 12,693,187   13.17 to 32.51    319,600,287      0.00%    -14.86% to -14.60%
           2000 ................  0.80% to 1.40% 15,271,129   16.67 to 41.35    486,724,312      0.00%     16.57% to  16.93%
     American Century VP - Income & Growth Fund - Class I
           2004 ................  0.80% to 1.40%  4,888,037   10.98 to 10.58     51,916,553      1.41%      4.55% to   4.23%
           2003 ................  0.80% to 1.40%  4,983,537    8.87 to  9.15     44,327,470      1.29%     11.25% to  11.58%
           2002 ................  0.80% to 1.40%  5,741,774    8.93 to  9.16     51,393,398      1.15%    -10.93% to -10.66%
           2001 ................  0.80% to 1.40%  7,028,527   10.60 to 10.80     74,611,620      0.86%     -4.49% to  -4.20%
           2000 ................  0.80% to 1.40%  7,578,309   12.05 to 12.21     91,453,345      0.58%     -4.25% to  -3.96%
     American Century VP - Income & Growth Fund - Class II
           2004 ................  0.95% to 2.85%    929,051   11.71 to 10.52     12,791,516      1.21%      4.37% to   3.42%
           2003 ................  1.15% to 2.10%     53,637    9.04 to 11.75        620,951      0.00%     17.12% to  17.54%(a)(b)
     American Century VP - Inflation Protection Fund - Class II
           2004 ................  0.80% to 3.00%  3,322,049   10.31 to 10.17     34,577,677      1.80%      0.61% to  -0.51%
           2003 ................  0.80% to 2.10%    255,503   10.24 to 10.43      2,659,430      0.25%      2.40% to   4.29%(a)
     American Century VP - International Fund - Class I
           2004 ................  0.80% to 1.40%  5,269,538   15.27 to 14.55     77,109,466      0.57%      2.17% to   1.86%
           2003 ................  0.80% to 1.40%  6,802,215   12.17 to 12.69     83,158,050      0.76%      4.22% to   4.54%
           2002 ................  0.80% to 1.40% 10,105,000   14.10 to 14.63    143,121,300      0.85%     -5.13% to  -4.85%
           2001 ................  0.80% to 1.40% 14,582,777   16.88 to 17.40    247,075,557      0.08%    -20.71% to -20.47%
           2000 ................  0.80% to 1.40% 18,752,068   24.23 to 24.82    455,713,177      0.13%     -6.67% to  -6.39%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                     Expense                       Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     American Century VP - International Fund - Class II
           2004 ................  0.95% to 2.20%     283,070  $11.55 to 11.93    $  3,719,941     0.45%      2.10% to   1.50%
           2003 ................  1.10% to 2.10%      20,836   11.01 to 11.05         229,847     0.00%     10.09% to  10.51%(a)(b)
     American Century VP - International Fund - Class III
           2004 ................  0.80% to 1.40%   2,462,615   10.15 to 10.02      24,716,678     0.58%      2.17% to   1.86%
           2003 ................  0.80% to 1.40%   2,198,158    8.38 to  8.44      18,430,275     0.80%      4.22% to   4.54%
           2002 ................  0.80% to 1.40%   1,034,732    9.71 to  9.72      10,051,604     0.00%     -2.87% to  -2.77%(a)(b)
     American Century VP - International Fund - Class IV
           2004 ................  0.95% to 2.15%     146,815   10.09 to 10.07       1,480,435     0.00%      0.93% to   0.73%(a)(b)
     American Century VP - Ultra(R) Fund - Class I
           2004 ................  0.80% to 1.40%     664,684   10.36 to 10.23       6,806,042     0.00%      4.59% to   4.27%
           2003 ................  0.80% to 1.40%     457,202    8.82 to  8.88       4,035,208     0.00%     10.79% to  11.12%
           2002 ................  0.80% to 1.40%       3,329    9.11 to  9.11          30,320     0.00%     -8.94% to  -8.85%(a)(b)
     American Century VP - Ultra(R) Fund - Class II
           2004 ................  1.05% to 2.75%     745,097   11.15 to 12.09       9,928,484     0.00%      4.47% to   3.57%
           2003 ................  1.10% to 2.10%      30,296    8.78 to 11.75         338,365     0.00%     17.08% to  17.50%(a)(b)
     American Century VP - Value Fund - Class I
           2004 ................  0.80% to 1.40%   9,448,777   19.97 to 19.08     181,068,045     1.06%      5.94% to   5.62%
           2003 ................  0.80% to 1.40%   9,445,140   15.45 to 16.08     146,517,830     1.07%      8.66% to   8.99%
           2002 ................  0.80% to 1.40%  12,934,029   15.75 to 16.29     204,331,764     0.97%     -4.57% to  -4.29%
           2001 ................  0.80% to 1.40%  10,500,490   15.80 to 16.24     166,252,555     1.07%      6.46% to   6.78%
           2000 ................  0.80% to 1.40%   4,494,833   12.14 to 12.41      54,674,162     1.20%     -4.67% to  -4.38%
     American Century VP - Value Fund - Class II
           2004 ................  0.95% to 2.80%   1,884,923   11.85 to 12.89      26,808,123     0.73%      5.84% to   4.84%
           2003 ................  1.15% to 2.25%      71,207   11.57 to 11.62         826,391     0.00%     15.74% to  16.22%(a)(b)
     American VIS - Growth Fund - Class I
           2004 ................      1.30%          344,268       57.66           19,850,342     0.07%           4.12%
           2003 ................      1.30%          375,188       48.20           18,082,477     0.14%          17.71%
           2002 ................      1.30%          427,082       45.05           19,241,909     0.00%         -17.75%
           2001 ................      1.30%          507,886       61.59           31,282,803     0.58%          -8.93%
           2000 ................      1.30%          598,351       75.15           44,967,549     0.00%          14.86%
     American VIS - High-Yield Bond Fund - Class I
           2004 ................      1.30%           62,676       33.98            2,129,844     5.62%           0.56%
           2003 ................      1.30%           57,189       30.89            1,766,810    13.27%          17.12%
           2002 ................      1.30%           51,318       24.44            1,254,354     0.00%          -9.92%
           2001 ................      1.30%           53,393       26.60            1,420,111     9.60%           4.49%
           2000 ................      1.30%           72,520       26.43            1,916,449     0.80%          -0.66%
     American VIS - U.S. Government/AAA-Rated Securities Fund - Class I
           2004 ................      1.30%          103,774       26.24            2,723,418     4.65%          -0.25%
           2003 ................      1.30%          118,492       26.55            3,145,690     3.43%           2.02%
           2002 ................      1.30%          117,861       24.86            2,930,353     0.00%           3.22%
           2001 ................      1.30%          130,466       23.25            3,033,004     5.74%           2.14%
           2000 ................      1.30%          148,345       21.29            3,157,851     0.55%           3.11%
     Charles Schwab Money Market Portfolio
           2004 ................  0.95% to 1.45%     285,098    9.97 to  9.93       2,840,505     0.30%     -0.17% to  -0.43%
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ................  0.80% to 1.40%     580,991   11.44 to 10.93       6,384,266     0.00%      6.95% to   6.63%
           2003 ................  0.80% to 1.40%     749,805    8.27 to  8.60       6,225,690     0.00%     17.77% to  18.12%
           2002 ................  0.80% to 1.40%   1,226,472    9.23 to  9.54      11,354,634     0.00%    -14.69% to -14.43%
           2001 ................  0.80% to 1.40%   1,779,502   12.27 to 12.61      21,873,682     0.00%    -20.17% to -19.93%
           2000 ................  0.80% to 1.40%   2,487,338   20.05 to 20.48      49,964,367     0.00%      4.25% to   4.57%
     Credit Suisse Trust - International Focus Portfolio
           2004 ................  0.80% to 1.40%   4,791,326   10.43 to 10.19      49,016,772     0.00%      1.07% to   0.76%
           2003 ................  0.80% to 1.40%   5,969,770    8.36 to  8.51      50,113,075     0.00%      8.07% to   8.40%
           2002 ................  0.80% to 1.40%   9,035,372    9.58 to  9.69      86,829,107     0.00%     -2.24% to  -1.95%
           2001 ................  0.80% to 1.40%  11,727,561   10.67 to 10.74     125,515,868     0.00%    -16.53% to -16.27%
           2000 ................  0.80% to 1.40%  14,779,382   15.85 to 15.94     234,889,229     0.00%     -9.38% to  -9.11%
     Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ................  0.80% to 1.40%   8,290,550   16.41 to 17.36     144,670,136     0.00%      6.19% to   5.87%
           2003 ................  0.80% to 1.40%   9,378,793   12.32 to 13.21     123,474,465     0.00%     18.01% to  18.37%
           2002 ................  0.80% to 1.40%  11,863,682   12.34 to 13.30     157,295,671     0.00%    -22.24% to -22.01%
           2001 ................  0.80% to 1.40%  14,486,096   16.33 to 17.69     255,543,977     0.00%    -14.16% to -13.90%
           2000 ................  0.80% to 1.40%  20,180,215   23.84 to 25.97     522,677,515     0.00%      1.69% to   2.00%

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                  Investment
                                     Expense                       Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ................  0.80% to 2.70%   2,492,220  $11.40 to 15.58  $   31,882,127     0.00%      7.53% to   6.50%
           2003 ................  0.80% to 2.10%   1,060,118    8.50 to 12.00       9,093,952     0.00%     11.85% to  20.04%(b)
           2002 ................  0.80% to 1.40%      16,277    9.06 to  9.07         147,484     0.00%     -9.40% to  -9.32%(a)(b)
     Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ................  0.80% to 1.40%   5,924,803   16.02 to 19.83     122,579,702     0.01%      2.37% to   2.06%
           2003 ................  0.80% to 1.40%   6,666,906   13.76 to 18.26     118,905,056     0.01%      9.50% to   9.83%
           2002 ...............   0.80% to 1.40%   8,389,819   14.67 to 19.56     159,948,893     0.01%    -17.70% to -17.46%
           2001 ................  0.80% to 1.40%  10,456,492   19.79 to 26.53     269,916,321     0.01%    -14.72% to -14.46%
           2000 ................  0.80% to 1.40%  12,147,004   26.78 to 36.08     425,870,222     0.02%      1.83% to   2.14%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ................  0.80% to 1.40%  30,004,088   20.42 to 24.84     750,539,534     0.66%      3.13% to   2.81%
           2003 ................  0.80% to 1.40%  34,663,616   17.32 to 21.48     739,566,750     0.70%     10.86% to  11.20%
           2002 ................  0.80% to 1.40%  42,888,705   17.46 to 21.76     927,270,761     0.34%    -13.92% to -13.66%
           2001 ................  0.80% to 1.40%  52,514,799   21.55 to 26.99   1,408,322,616     0.50%     -7.49% to  -7.21%
           2000 ................  0.80% to 1.40%  60,063,367   25.56 to 32.17   1,921,116,174     0.46%     -1.24% to  -0.95%
     Dreyfus Stock Index Fund, Inc. - Service Shares
           2004 ................  0.95% to 3.00%   3,685,077   11.34 to 12.19      49,834,577     0.67%      2.89% to   1.82%
           2003 ................  1.15% to 2.15%      83,010   11.63 to 11.68         968,284     0.57%     16.35% to  16.79%(a)(b)
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ................  0.80% to 1.40%   5,655,970   13.04 to 12.50      71,027,711     0.03%      1.89% to   1.58%
           2003 ................  0.80% to 1.40%   6,495,720   11.14 to 11.55      72,633,525     0.02%      7.75% to   8.07%
           2002 ................  0.80% to 1.40%   7,648,631   11.42 to 11.77      87,582,462     0.01%     -9.32% to  -9.04%
           2001 ................  0.80% to 1.40%   8,947,814   13.11 to 13.43     117,552,871     0.01%     -6.91% to  -6.63%
           2000 ................  0.80% to 1.40%  11,371,357   14.67 to 14.94     167,104,096     0.00%      2.07% to   2.38%
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2004 ................  0.95% to 2.85%     934,856   11.14 to 11.62      11,898,089     0.00%      1.68% to   0.70%
           2003 ................  1.15% to 2.15%      62,941    8.94 to 11.46         715,422     0.00%     14.16% to  14.59%(a)(b)
     Dreyfus VIF - Developing Leaders Portfolio - Service Shares
           2004 ................  0.95% to 2.45%     360,300   11.15 to 14.08       5,116,881     0.00%      3.15% to   2.36%
           2003 ................  1.15% to 2.25%      12,173   11.69 to 11.74         142,751     0.00%     16.87% to  17.36%(a)(b)
     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ................  0.80% to 1.40%   3,961,296   12.32 to 11.77      46,816,228     0.41%      0.46% to   0.16%
           2003 ................  0.80% to 1.40%   4,356,721   10.37 to 10.79      45,324,786     0.38%      9.95% to  10.29%
           2002 ................  0.80% to 1.40%   5,940,711   10.78 to 11.14      64,193,203     0.15%    -15.84% to -15.59%
           2001 ................  0.80% to 1.40%   6,190,387   13.68 to 14.06      84,843,455     0.22%     -0.86% to  -0.56%
           2000 ................  0.80% to 1.40%   6,877,723   14.31 to 14.62      98,578,398     0.29%     -1.58% to  -1.28%
     Federated IS - American Leaders Fund II - Service Shares
           2004 ................  1.15% to 2.75%     185,598   13.64 to 12.51       2,434,738     1.30%      2.31% to   1.48%
           2003 ................  1.25% to 2.15%       3,743    8.76 to 11.62          42,869     0.00%     15.79% to  16.19%(a)(b)
     Federated IS - Capital Appreciation Fund II - Service Shares
           2004 ................  1.05% to 3.15%     274,417   11.06 to 11.80       3,517,602     0.52%      1.24% to   0.16%
           2003 ................  1.10% to 1.85%      25,559    8.82 to 11.54         278,994     0.00%     15.09% to  15.40%(a)(b)
     Federated IS - Quality Bond Fund II - Primary Shares
           2004 ................  0.80% to 1.40%   2,374,266   11.09 to 10.94      26,008,296     4.15%     -0.34% to  -0.64%
           2003 ................  0.80% to 1.40%   3,882,910   11.12 to 11.20      43,197,080     3.57%      4.09% to   4.41%
           2002 ................  0.80% to 1.40%     314,680   10.10 to 10.11       3,177,499     0.00%      0.97% to   1.07%(a)(b)
     Federated IS - Quality Bond Fund II - Service Shares
           2004 ................  0.95% to 2.85%   2,771,878   10.20 to 10.57      28,212,742     3.87%     -0.45% to  -1.41%
           2003 ................  1.15% to 2.25%     201,426   10.32 to 11.08       2,085,220     0.11%      3.20% to   3.64%(a)(b)
     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ................  0.80% to 1.40%  32,461,792   20.10 to 25.50   1,121,011,509     1.57%      3.29% to   2.98%
           2003 ................  0.80% to 1.40%  37,908,284   16.63 to 37.11   1,074,435,127     1.88%      9.94% to  10.27%
           2002 ................  0.80% to 1.40%  47,533,577   17.11 to 38.38   1,376,991,727     1.86%     -6.80% to  -6.52%
           2001 ................  0.80% to 1.40%  55,766,714   19.17 to 43.20   1,809,686,947     1.70%     -1.60% to  -1.30%
           2000 ................  0.80% to 1.40%  65,951,622   17.50 to 39.65   1,965,979,538     1.77%     -3.35% to  -3.06%
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2004 ................  1.10% to 2.85%   4,357,420   14.14 to 10.66      60,635,960     1.11%      3.04% to   2.18%
           2003 ................  1.10% to 2.15%     166,986    9.14 to 11.76       1,951,660     0.00%      9.83% to  17.60%(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                 Investment
                                     Expense                       Unit          Contract       Income          Total
                                       Rate*        Units       Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  ----------  ---------------  --------------  ----------  -----------------
     Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ................  0.80% to 1.40% 28,155,937  $16.89 to 22.39  $1,122,675,609     0.26%      1.07% to   0.76%
           2003 ................  0.80% to 1.40% 32,917,766   14.33 to 48.66   1,098,828,089     0.29%     12.67% to  13.01%
           2002 ................  0.80% to 1.40% 42,820,873   14.71 to 50.21   1,433,859,258     0.26%    -19.81% to -19.57%
           2001 ................  0.80% to 1.40% 54,011,928   20.15 to 69.12   2,440,903,239     0.08%    -10.27% to -10.00%
           2000 ................  0.80% to 1.40% 65,411,309   26.55 to 91.51   3,877,030,102     0.11%      4.38% to   4.69%
     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2004 ................  1.10% to 2.85%  2,542,519   14.01 to 12.32      34,709,666     0.10%      0.80% to  -0.09%
           2003 ................  1.15% to 2.25%    105,588    7.98 to 11.94       1,253,598     0.00%     18.95% to  19.45% (a)(b)
     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ................  0.80% to 1.40% 12,694,837   11.94 to 13.08     218,288,152     8.33%      0.41% to   0.11%
           2003 ................  0.80% to 1.40% 18,044,177   11.01 to 22.78     286,749,622     6.77%     16.38% to  16.73%
           2002 ................  0.80% to 1.40% 16,373,771    8.75 to 18.20     204,037,956    11.57%     -5.07% to  -4.78%
           2001 ................  0.80% to 1.40% 21,021,797    9.71 to 20.28     290,857,653    13.88%     -7.84% to  -7.56%
           2000 ................  0.80% to 1.40% 27,541,844   12.94 to 27.17     510,649,874     6.88%     -5.51% to  -5.23%
     Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ................  0.80% to 1.40%  9,267,610   14.64 to 15.11     170,861,828     1.18%      0.84% to   0.54%
           2003 ................  0.80% to 1.40% 11,257,484   11.25 to 15.32     160,029,292     0.90%      9.59% to   9.92%
           2002 ................  0.80% to 1.40% 15,504,709   12.57 to 17.21     245,992,456     0.85%     -3.16% to  -2.87%
           2001 ................  0.80% to 1.40% 20,582,192   14.59 to 20.08     378,688,349     5.15%    -12.08% to -11.81%
           2000 ................  0.80% to 1.40% 25,090,180   19.50 to 26.96     620,119,306     1.46%     -5.73% to  -5.45%
     Fidelity(R) VIP - Overseas Portfolio - Initial Class R
           2004 ................  0.80% to 1.40%  4,416,895   11.10 to 10.96      48,462,710     1.12%      0.84% to   0.54%
           2003 ................  0.80% to 1.40%  2,635,250    8.47 to  8.53      22,326,440     0.83%      9.51% to   9.84%
           2002 ................  0.80% to 1.40%    986,211    9.52 to  9.53       9,386,230     0.00%     -4.83% to  -4.74% (a)(b)
     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
           2004 ................  1.10% to 2.35%    729,481   14.89 to 14.64      10,681,623     0.94%      0.57% to  -0.07%
           2003 ................  1.15% to 2.05%     57,155   11.46 to 11.50         656,026     0.00%     14.59% to  14.98% (a)(b)
     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2004 ................  1.15% to 2.45%    598,271    9.89 to  9.87       5,939,239     0.00%     -1.08% to  -1.29% (a)(b)
     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ................  0.80% to 1.40% 16,544,633   17.47 to 17.39     408,256,334     2.74%      1.01% to   0.71%
           2003 ................  0.80% to 1.40% 19,215,411   16.24 to 26.79     440,137,438     3.68%      9.38% to   9.70%
           2002 ................  0.80% to 1.40% 24,038,661   14.92 to 24.75     503,584,769     4.41%     -9.00% to  -8.73%
           2001 ................  0.80% to 1.40% 29,711,937   16.50 to 27.51     686,055,194     4.26%     -4.24% to  -3.95%
           2000 ................  0.80% to 1.40% 36,884,947   17.83 to 29.88     925,221,454     3.30%     -1.38% to  -1.08%
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ................  0.80% to 1.40% 29,575,798   23.53 to 24.22     720,080,957     0.34%      5.90% to   5.58%
           2003 ................  0.80% to 1.40% 32,992,901   19.03 to 19.87     653,128,355     0.48%      8.82% to   9.14%
           2002 ................  0.80% to 1.40% 40,429,963   19.16 to 20.11     810,161,118     0.93%     -1.47% to  -1.17%
           2001 ................  0.80% to 1.40% 47,236,469   19.98 to 21.07     992,412,173     0.80%    -10.57% to -10.29%
           2000 ................  0.80% to 1.40% 56,642,840   23.63 to 25.05   1,415,342,062     0.36%     -2.00% to  -1.71%
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2004 ................  1.10% to 3.10%  4,357,472   14.16 to 12.81      61,070,079     0.16%      5.62% to   4.54%
           2003 ................  1.10% to 2.30%    197,815    9.77 to 11.52       2,255,089     0.00%      8.76% to  15.18% (b)
     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class
           2004 ................  0.80% to 1.40%    813,934   10.13 to 10.06       8,189,773     3.67%     -0.21% to  -0.51%
           2003 ................  0.80% to 1.40%     38,372   10.14 to 10.15         389,200     0.00%      1.42% to   1.52% (a)(b)
     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2
           2004 ................  1.10% to 2.85%  2,452,801   10.28 to 10.24      25,082,278     3.21%     -0.44% to  -1.31%
           2003 ................  1.15% to 2.10%    189,196   10.31 to 10.56       1,953,410     0.00%      3.13% to   3.50% (a)(b)
     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ................  0.80% to 1.40%  4,776,071    9.88 to  9.47      45,396,409     0.55%      1.25% to   0.94%
           2003 ................  0.80% to 1.40%  5,497,573    8.23 to  8.54      45,410,949     0.80%     12.19% to  12.53%
           2002 ................  0.80% to 1.40%  6,618,766    8.21 to  8.46      54,454,337     1.14%    -13.83% to -13.58%
           2001 ................  0.80% to 1.40%  8,432,753   10.23 to 10.48      86,402,657     0.38%     -9.40% to  -9.13%
           2000 ................  0.80% to 1.40% 11,378,235   13.21 to 13.45     150,464,826     1.27%     -4.32% to  -4.03%
     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2004 ................  1.10% to 3.10%  2,595,991   15.18 to 14.39      38,883,413     0.00%      4.81% to   3.74%
           2003 ................  1.15% to 2.25%     74,872    9.62 to 11.38         847,000     0.00%      8.07% to  13.81% (b)

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                 Investment
                                     Expense                       Unit          Contract       Income          Total
                                      Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  ----------  ---------------  --------------  ----------  -----------------
     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ................  0.80% to 1.40%  2,362,768  $12.29 to 12.13   $ 28,708,928      0.00%      4.81% to   4.49%
           2003 ................  0.80% to 1.40%  1,359,702    8.98 to  9.04     12,212,150      0.00%     20.67% to  21.04%
           2002 ................  0.80% to 1.40%     26,564    8.76 to  8.77        232,818      0.00%    -12.36% to -12.28% (a)(b)
     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2004 ................  1.10% to 3.10%    991,658   17.53 to 15.19     17,030,112      0.00%      4.54% to   3.48%
           2003 ................  1.10% to 2.15%     16,496    8.98 to 12.94        208,581      0.00%     20.47% to  29.39% (b)
     First Horizon Capital Appreciation Portfolio
           2004 ................  1.55% to 2.30%      5,578   11.04 to 10.97         61,472      0.00%      2.34% to   1.95%
     First Horizon Core Equity Portfolio
           2004 ................  1.55% to 2.35%     48,768   11.02 to 10.95        535,267      0.00%      1.00% to   0.59%
     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
           2004 ................  0.95% to 2.85%  3,467,239   11.42 to 12.42     47,171,732      0.90%      4.03% to   3.03%
           2003 ................  1.10% to 2.25%    166,618   10.59 to 11.41      1,883,593      1.29%      6.16% to  14.05% (b)
     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
           2004 ................  0.95% to 2.70%    851,635   12.39 to 15.34     13,188,505      0.23%      7.58% to   6.63%
           2003 ................  1.10% to 2.30%     61,795   11.20 to 12.05        737,070      0.31%      8.79% to  20.45% (b)
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ................  0.95% to 2.40%    936,633   11.80 to 14.05     13,257,334      1.34%      4.17% to   3.41%
           2003 ................  1.10% to 2.30%     46,111   10.04 to 11.30        516,220      2.75%     12.51% to  13.02% (a)(b)
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
           2004 ................  0.95% to 2.30%    373,000   10.20 to 10.18      3,800,856      1.67%      2.00% to   1.78% (a)(b)
     Gartmore GVIT Comstock Value Fund - Class II
           2004 ................  0.95% to 2.80%  1,070,889   11.64 to 12.81     15,131,675      0.60%      4.36% to   3.38%
           2003 ................  1.10% to 2.15%     18,989   11.81 to 11.86        224,679      0.48%     18.08% to  18.55% (a)(b)
     Gartmore GVIT Dreyfus International Value Fund - Class II
           2004 ................  0.95% to 2.70%    237,852   12.54 to 14.47      3,468,722      2.91%      7.45% to   6.50%
           2003 ................  1.15% to 1.25%        482   10.87 to 10.87          5,241      0.00%      8.71% to   8.73% (a)(b)
     Gartmore GVIT Dreyfus International Value Fund - Class III
           2004 ................  0.80% to 1.40%    746,077   14.83 to 14.72     10,991,804      2.60%      7.72% to   7.40%
           2003 ................  0.80% to 1.40%     37,316   10.85 to 10.86        404,847      0.00%      8.48% to   8.58% (a)(b)
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ................  0.80% to 3.00%  8,967,511   12.10 to 13.47    110,215,831      0.25%      4.67% to   3.51%
           2003 ................  0.80% to 1.90%  6,381,293    9.33 to 12.02     60,300,534      0.21%     11.18% to  20.20% (b)
           2002 ................  0.80% to 1.40%  8,663,679    9.70 to  9.82     84,099,162      0.09%     -4.37% to  -4.08%
           2001 ................  0.80% to 1.40%  5,185,255   10.41 to 10.49     54,035,630      0.29%     -0.05% to   0.25%
           2000 ................  0.80% to 1.40%    207,626    9.86 to  9.87      2,046,572      0.20%     -1.44% to  -1.34% (a)(b)
     Gartmore GVIT Emerging Markets Fund - Class I
           2004 ................  0.80% to 1.40%    109,733   11.09 to 10.84      1,192,557      0.07%     -1.45% to  -1.75%
           2003 ................  0.80% to 1.40%    168,365    7.83 to  7.96      1,320,128      0.24%     15.38% to  15.73%
           2002 ................  0.80% to 1.40%    789,408    7.86 to  7.94      6,210,545      0.00%     -3.17% to  -2.88%
           2001 ................  0.80% to 1.40%    376,831    8.79 to  8.83      3,315,797      0.40%      1.29% to   1.60%
     Gartmore GVIT Emerging Markets Fund - Class II
           2004 ................  1.10% to 2.65%    406,108   16.43 to 16.08      6,599,436      0.00%     -1.75% to  -2.53%
           2003 ................  1.15% to 1.90%     14,445   11.83 to 11.86        171,178      1.04%     18.28% to  18.62% (a)(b)
     Gartmore GVIT Emerging Markets Fund - Class III
           2004 ................  0.80% to 1.40%  1,433,816   12.14 to 11.98     17,206,997      0.07%     -1.45% to  -1.74%
           2003 ................  0.80% to 1.40%    283,770    8.64 to  8.70      2,453,455      0.31%     15.19% to  15.54%
           2002 ................  0.80% to 1.40%    200,251    8.69 to  8.70      1,740,324      0.00%    -13.10% to -13.02% (a)(b)
     Gartmore GVIT Emerging Markets Fund - Class VI
           2004 ................  1.10% to 2.30%    250,445    9.68 to  9.66      2,422,973      0.00%     -3.19% to  -3.37% (a)(b)
     Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ................  0.95% to 2.35%  2,134,384   10.85 to 11.91     25,714,093      3.64%      1.41% to   0.69%
           2003 ................  1.10% to 2.30%    249,847   11.11 to 11.36      2,786,471      3.50%     11.12% to  11.61% (a)(b)
     Gartmore GVIT Global Financial Services Fund - Class II
           2004 ................  0.95% to 2.40%    141,917   12.20 to 14.61      2,091,032      0.76%      4.47% to   3.71%
           2003 ................  1.15% to 1.80%      7,214   11.54 to 11.57         83,413      0.00%     15.43% to  15.71% (a)(b)
     Gartmore GVIT Global Financial Services Fund - Class III
           2004 ................  0.80% to 1.40%    471,178   12.61 to 12.44      5,870,698      1.01%      4.65% to   4.34%
           2003 ................  0.80% to 1.40%    136,271    9.68 to  9.75      1,320,516      0.00%     12.82% to  13.16%
           2002 ................      1.30%           3,445        9.53              32,819      0.00%         -4.74%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                     Expense                       Unit           Contract       Income         Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Health Sciences Fund - Class II
           2004 ................  0.95% to 2.40%     268,289  $11.38 to 14.38   $  3,897,588      0.00%      5.66% to   4.88%
           2003 ................  1.10% to 2.15%       6,989   12.88 to 12.93         90,258      0.00%     28.82% to  29.33%(a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class III
           2004 ................  0.80% to 1.40%   1,104,688   11.91 to 11.76     13,005,273      0.00%      5.92% to   5.60%
           2003 ................  0.80% to 1.40%     512,349   10.38 to 10.45      5,321,192      0.00%     25.46% to  25.84%
           2002 ................  1.30% to 1.40%       2,814    8.88 to  8.88         24,992      0.00%    -11.20% to -11.18%(a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class VI
           2004 ................  1.05% to 2.35%     273,409    9.77 to  9.75      2,669,193      0.00%     -2.30% to  -2.50%(a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ................  0.80% to 1.40%     316,205    2.99 to  2.93        928,769      0.00%     -0.13% to  -0.44%
           2003 ................  0.80% to 1.40%     478,804    2.39 to  2.43      1,147,008      0.00%     25.07% to  25.44%
           2002 ................  0.80% to 1.40%   1,065,021    2.29 to  2.31      2,439,040      0.00%    -32.48% to -32.28%
           2001 ................  0.80% to 1.40%   1,046,116    4.22 to  4.24      4,417,983      0.00%    -29.62% to -29.40%

     Gartmore GVIT Global Technology and Communications Fund - Class II
           2004 ................  0.95% to 2.65%     218,083   10.42 to 15.02      3,322,320      0.00%     -0.21% to  -1.07%
           2003 ................  1.15% to 2.10%      10,400   12.48 to 12.53        130,178      0.00%     24.84% to  25.29%(a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2004 ................  0.80% to 1.40%     786,589   11.05 to 10.91      8,593,166      0.00%     -0.14% to  -0.44%
           2003 ................  0.80% to 1.40%     518,165    8.89 to  8.95      4,611,300      0.00%     24.85% to  25.23%
           2002 ................  0.80% to 1.40%      20,131    8.48 to  8.49        170,785      0.00%    -15.17% to -15.09%(a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class VI
           2004 ................  0.95% to 2.35%      95,211   10.58 to 10.56      1,006,145      0.00%      5.79% to   5.55%(a)(b)

     Gartmore GVIT Global Utilities Fund - Class II
           2004 ................  0.95% to 2.40%      85,088   12.12 to 12.84      1,104,557      0.46%      5.46% to   4.69%
           2003 ................  1.15% to 2.10%      23,314   11.19 to 11.23        261,224      0.10%     11.89% to  12.29%(a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
           2004 ................  0.80% to 1.40%     132,836   11.18 to 11.03      1,467,505      0.65%      5.70% to   5.38%
           2003 ................  0.80% to 1.40%     101,414    9.49 to  9.55        962,681      0.09%     10.21% to  10.54%
           2002 ................  1.30% to 1.40%      10,246    9.31 to  9.31         95,353      0.00%     -6.95% to  -6.93%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2004 ................  0.80% to 2.60%  13,760,953   15.79 to 10.47    305,930,364      3.44%     -0.40% to  -1.31%
           2003 ................  0.80% to 2.15%  13,361,139   10.23 to 16.11    222,112,108      1.98%      2.30% to   2.72%(a)

        Tax qualified
           2003 ................      1.30%        3,611,589       44.84         161,943,524      1.98%             2.46%    (a)
           2002 ................  0.80% to 1.40%  15,640,760   14.78 to 41.36    322,330,245      1.31%      3.46% to   3.77%
           2001 ................  0.80% to 1.40%  13,917,640   13.66 to 38.41    267,257,220      2.57%      1.71% to   2.02%
           2000 ................  0.80% to 1.40%  12,422,204   12.43 to 35.12    225,326,680      2.82%      3.30% to   3.62%

        Non-tax qualified
           2003 ................      1.30%        2,014,352       44.72          90,084,909      1.98%             2.46%    (a)
           2002 ................      1.30%        1,978,350       41.25          81,599,914      1.31%             3.52%
           2001 ................      1.30%        2,030,918       38.31          77,796,892      2.57%             1.76%
           2000 ................      1.30%        2,164,286       35.02          75,801,260      2.82%             3.36%

     Gartmore GVIT Growth Fund - Class I
           2004 ................  0.80% to 1.40%   6,060,544   11.85 to 13.40     88,059,591      0.06%      2.46% to   2.15%
           2003 ................  0.80% to 1.40%   6,962,739   10.09 to 13.03     86,277,783      0.00%     14.23% to  14.57%
           2002 ................  0.80% to 1.40%   8,645,967   10.27 to 13.34    109,247,113      0.00%    -17.73% to -17.48%
           2001 ................  0.80% to 1.40%  10,944,584   13.69 to 17.86    184,752,108      0.00%    -21.88% to -21.64%
           2000 ................  0.80% to 1.40%  14,103,085   24.05 to 31.54    419,234,176      0.15%      0.05% to   0.35%

     Gartmore GVIT ID Aggressive Fund - Class II
           2004 ................  0.80% to 3.15%   8,930,500   11.20 to 12.83    121,572,364      0.49%      3.56% to   2.32%
           2003 ................  0.80% to 2.25%     399,882    9.05 to 11.66      3,715,100      0.56%     10.11% to  16.55%(b)
           2002 ................  0.80% to 1.40%      63,378    9.44 to  9.46        598,496      0.24%     -5.60% to  -5.36%(a)(b)

     Gartmore GVIT ID Conservative Fund - Class II
           2004 ................  0.80% to 2.80%   6,588,728   10.74 to 10.24     70,525,123      1.18%      0.65% to  -0.35%
           2003 ................  0.80% to 2.40%   1,254,218   10.23 to 10.45     12,877,698      1.39%      3.24% to   4.47%(b)
           2002 ................  0.80% to 1.40%     156,579    9.95 to  9.97      1,558,064      0.32%     -0.51% to  -0.25%(a)(b)

     Gartmore GVIT ID Moderate Fund - Class II
           2004 ................  0.80% to 3.00%  26,280,065   11.03 to 11.57    316,343,808      0.85%      2.05% to   0.91%
           2003 ................  0.80% to 2.25%   3,121,608    9.66 to 11.09     30,665,946      0.85%      7.13% to  10.89%(b)
           2002 ................  0.80% to 1.40%     399,681    9.64 to  9.66      3,852,367      0.22%     -3.63% to  -3.38%(a)(b)

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                   Investment
                                     Expense                        Unit           Contract       Income          Total
                                      Rate*         Units        Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ----------------  --------------  ----------  ----------------
     Gartmore GVIT ID Moderately Aggressive Fund - Class II
           2004 ................  0.80% to 3.10%  18,027,730  $11.14 to  10.66   $231,874,895      0.67%      2.90% to   1.75%
           2003 ................  0.80% to 2.70%   1,790,326    9.31 to  11.40     17,392,945      0.69%      8.76% to  14.02%(b)
           2002 ................  0.80% to 1.40%     474,165    9.54 to   9.56      4,524,189      0.20%     -4.61% to  -4.36%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund - Class II
           2004 ................  0.80% to 3.00%   9,896,203   10.92 to  10.91    112,468,757      1.05%      1.26% to   0.13%
           2003 ................  0.80% to 2.50%   1,399,370    9.96 to  10.77     14,168,654      1.13%      5.15% to   7.71%(b)
           2002 ................  0.80% to 1.40%     181,780    9.80 to   9.83      1,782,560      0.41%     -1.96% to  -1.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
           2004 ................  0.80% to 1.40%      18,167    6.54 to   6.39        116,651      0.00%     -0.56% to  -0.86%
           2003 ................  0.80% to 1.40%      22,983    5.06 to   5.14        116,580      0.00%      4.20% to   4.52%
           2002 ................  0.80% to 1.40%      34,548    5.96 to   6.02        206,165      0.00%     -8.13% to  -7.86%
           2001 ................  0.80% to 1.40%      61,274    7.36 to   7.39        451,357      0.16%    -20.15% to -19.91%

     Gartmore GVIT International Growth Fund - Class III
           2004 ................  0.80% to 1.40%     227,447   10.34 to  10.20      2,323,709      0.00%     -0.72% to  -1.02%
           2003 ................  0.80% to 1.40%     152,793    8.09 to   8.14      1,236,107      0.00%      4.19% to   4.51%
           2002 ................  0.80% to 1.40%      17,064    9.51 to   9.52        162,272      0.00%     -4.91% to  -4.82%(a)(b)

     Gartmore GVIT International Value Fund - Class VI
           2004 ................  0.95% to 2.30%     260,862   10.37 to  10.35      2,702,138      1.66%      3.68% to   3.45%(a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ................  1.30% to 1.40%       4,271   10.10 to  10.10         43,150      0.45%      1.04% to   1.03%(a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ................  0.80% to 1.40%   2,799,034    5.16 to   5.03     14,130,923      0.00%      5.61% to   5.29%
           2003 ................  0.80% to 1.40%   4,469,537    4.19 to   4.27     18,758,784      0.00%     21.58% to  21.94%
           2002 ................  0.80% to 1.40%   3,444,025    4.20 to   4.26     14,492,424      0.00%    -24.25% to -24.03%
           2001 ................  0.80% to 1.40%   4,060,678    6.91 to   6.96     28,097,249      0.00%    -14.38% to -14.12%
           2000 ................  0.80% to 1.40%     839,912   10.09 to  10.10      8,479,077      0.00%      0.95% to   1.05%(a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class II
           2004 ................  0.95% to 2.80%     659,262   11.34 to  13.08      8,729,686      0.00%      5.44% to   4.45%
           2003 ................  1.15% to 1.80%       2,607   11.08 to  11.09         28,888      0.00%     10.75% to  10.87%(a)(b)

     Gartmore GVIT Money Market Fund - Class I
           2004 ................  0.80% to 2.85%  30,759,466   12.89 to   9.68    507,155,459      0.24%     -0.15% to  -1.19%
           2003 ................  0.80% to 2.45%  39,937,180    9.93 to  26.36    682,460,922      0.38%     -0.72% to  -0.03%(a)
           2002 ................  0.80% to 1.40%  47,433,648    6.00 to  26.45    851,398,979      0.60%     -8.68% to   0.22%
           2001 ................  0.80% to 1.40%  50,249,318    7.32 to  26.30    895,217,881      2.30%    -20.96% to   1.91%
           2000 ................  0.80% to 1.40%  52,849,261    9.76 to  25.26    932,120,360      2.70%     -2.44% to   2.41%

     Gartmore GVIT Nationwide(R) Fund - Class I
           2004 ................  0.80% to 1.40%  10,525,478   18.15 to  21.02    423,828,213      0.51%      1.97% to   1.66%
           2003 ................  0.80% to 1.40%   8,987,623   15.77 to  18.37    164,363,647      0.36%     11.50% to  11.83%

        Tax qualified
           2003 ................      1.30%        2,300,431        75.39         173,434,097      0.36%          11.55%
           2002 ................  0.80% to 1.40%  14,685,747   16.11 to  77.41    432,498,359      0.19%     -6.62% to  -6.34%
           2001 ................  0.80% to 1.40%  17,725,919   18.04 to  87.12    573,034,031      0.36%     -8.54% to  -8.26%
           2000 ................  0.80% to 1.40%  21,199,785   20.85 to 101.19    789,730,380      0.25%      2.64% to   2.95%

        Non-tax qualified
           2003 ................      1.30%        1,250,077        73.45          91,818,888      0.36%          11.55%
           2002 ................      1.30%        1,541,741        75.42         116,271,420      0.19%          -6.57%
           2001 ................      1.30%        1,834,759        84.88         155,732,125      0.36%          -8.49%
           2000 ................      1.30%        2,343,855        98.59         231,077,784      0.25%           2.69%

     Gartmore GVIT Nationwide(R) Fund - Class II
           2004 ................  1.15% to 2.60%     457,036   13.36 to  13.10      6,057,460      0.44%      1.58% to   0.83%
           2003 ................  1.15% to 2.10%      27,638   11.65 to  11.69        322,616      0.16%     16.48% to  16.90%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2004 ................  0.80% to 1.40%     116,890   10.87 to  10.73      1,256,478      0.00%      3.81% to   3.49%
           2003 ................  0.80% to 1.40%     104,591    8.89 to   8.95        930,902      0.21%      6.27% to   6.59%
           2002 ................  0.80% to 1.40%      63,759    9.69 to   9.70        618,189      0.00%     -3.05% to  -2.96%(a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ................  0.80% to 1.40%   2,498,968    6.49 to   6.33     15,853,284      0.00%      2.27% to   1.96%
           2003 ................  0.80% to 1.40%   2,663,415    5.35 to   5.45     14,276,877      0.00%     15.03% to  15.38%
           2002 ................  0.80% to 1.40%   2,576,352    5.65 to   5.73     14,586,016      0.00%    -20.03% to -19.79%
           2001 ................  0.80% to 1.40%   2,411,987    7.58 to   7.64     18,304,019      0.00%     -5.72% to  -5.43%
           2000 ................  0.80% to 1.40%     264,364   10.16 to  10.17      2,687,070      0.00%      1.63% to   1.74%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                     Expense                       Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Small Cap Growth Fund - Class II
           2004 ................  1.10% to 2.45%     453,901  $14.19 to 13.92   $  6,294,822      0.00%      1.97% to   1.27%
           2003 ................  1.15% to 2.10%      17,714   11.95 to 11.99        212,130      0.00%     19.46% to  19.89%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
           2004 ................  0.80% to 1.40%   8,858,423   17.99 to 17.33    154,140,281      0.00%      4.04% to   3.72%
           2003 ................  0.80% to 1.40%   9,584,415   12.67 to 13.08    121,851,366      0.00%     18.44% to  18.79%
           2002 ................  0.80% to 1.40%  14,997,096   12.97 to 13.30    194,960,709      0.00%    -12.95% to -12.69%
           2001 ................  0.80% to 1.40%  12,747,895   15.33 to 15.62    195,730,148      0.00%     30.12% to  30.51%
           2000 ................  0.80% to 1.40%   5,676,870   11.84 to 12.00     67,305,344      0.00%     10.23% to  10.57%

     Gartmore GVIT Small Cap Value Fund - Class II
           2004 ................  0.95% to 2.45%   1,264,887   12.17 to 17.26     21,936,564      0.00%      3.80% to   3.01%
           2003 ................  1.15% to 2.10%      25,230    8.34 to 12.86        320,574      0.00%     18.36% to  28.56%(b)

     Gartmore GVIT Small Company Fund - Class I
           2004 ................  0.80% to 1.40%   8,116,828   28.27 to 26.84    219,045,249      0.00%      5.61% to   5.29%
           2003 ................  0.80% to 1.40%   9,264,980   20.82 to 21.79    193,746,245      0.00%     14.38% to  14.73%
           2002 ................  0.80% to 1.40%  11,670,360   21.21 to 22.07    248,455,899      0.00%     -5.01% to  -4.72%
           2001 ................  0.80% to 1.40%  13,304,969   23.78 to 24.59    317,375,065      0.10%     -2.04% to  -1.74%
           2000 ................  0.80% to 1.40%  15,488,489   24.16 to 24.84    375,114,980      0.03%      6.87% to   7.19%

     Gartmore GVIT Small Company Fund - Class II
           2004 ................  0.95% to 2.45%   1,592,109   11.77 to 15.33     24,581,284      0.00%      5.37% to   4.56%
           2003 ................  1.15% to 2.20%      90,970   11.38 to 12.10      1,092,205      0.00%     14.27% to  21.04%(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ................  0.80% to 1.40%     405,825    2.60 to  2.64      1,056,211      0.00%     21.27% to  21.63%
           2002 ................  0.80% to 1.40%     713,301    2.45 to  2.47      1,747,453      0.00%    -35.61% to -35.42%
           2001 ................  0.80% to 1.40%   1,175,908    4.57 to  4.60      5,381,531      0.00%    -27.65% to -27.43%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2003 ................  0.80% to 1.40%     150,786    9.06 to  9.12      1,366,918      0.00%     21.06% to  21.42%
           2002 ................  0.80% to 1.40%       6,824    8.47 to  8.48         57,809      0.00%    -15.30% to -15.22%(a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class II
           2004 ................  1.10% to 2.55%     500,615   15.26 to 14.96      7,586,487      0.00%      1.70% to   0.95%
           2003 ................  1.10% to 2.10%      23,949   12.55 to 12.60        301,246      0.00%     25.55% to  26.02%(a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2004 ................  0.80% to 1.40%     843,150   12.65 to 12.49     10,542,015      0.00%      1.84% to   1.53%
           2003 ................  0.80% to 1.40%     568,415   10.33 to 10.40      5,874,895      0.00%     26.42% to  26.80%
           2002 ................  0.80% to 1.40%       2,794    8.81 to  8.81         24,606      0.00%    -11.95% to -11.86%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ................  0.80% to 2.35%   2,972,823   12.64 to 10.66     34,856,897      2.28%     -0.81% to  -1.59%
           2003 ................  0.80% to 2.25%   2,102,503   10.54 to 12.31     25,337,802      2.88%      5.44% to   7.28%(a)
           2002 ................  0.80% to 1.40%   1,581,550   10.82 to 10.97     17,133,919      1.54%      1.36% to   1.66%
           2001 ................  0.80% to 1.40%   1,220,173   10.40 to 10.47     12,697,534      3.32%      0.06% to   0.36%
           2000 ................  0.80% to 1.40%     149,743   10.15 to 10.16      1,520,743      2.88%      1.55% to   1.65%(a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class III
           2004 ................  1.30% to 1.40%      25,774    9.97 to  9.97        256,895      0.00%     -0.32% to  -0.33%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
           2004 ................  0.95% to 2.55%     901,235   10.77 to 11.48     10,470,391      0.79%      1.43% to   0.61%
           2003 ................  1.10% to 2.10%      76,944   10.82 to 10.86        833,935      1.02%      8.16% to   8.57%(a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ................  0.80% to 2.80%   5,669,704    6.41 to 12.05     39,174,400      0.00%      5.43% to   4.36%
           2003 ................  0.80% to 2.15%   6,250,798    5.42 to 11.36     34,099,789      0.15%      7.87% to  13.63%(b)
           2002 ................  0.80% to 1.40%   7,914,349    5.59 to  5.67     44,306,785      0.00%     -7.69% to  -7.41%
           2001 ................  0.80% to 1.40%  10,164,880    6.74 to  6.79     68,585,465      0.63%    -14.20% to -13.94%
           2000 ................  0.80% to 1.40%   3,687,031    9.30 to  9.31     34,292,695      0.09%     -7.00% to  -6.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2004 ................  0.80% to 1.40%     639,471   10.26 to 10.13      6,486,475      0.00%     -1.23% to  -1.53%
           2003 ................  0.80% to 1.40%     489,589    8.37 to  8.43      4,099,372      0.00%     18.03% to  18.38%
           2002 ................  0.80% to 1.40%     122,802    8.51 to  8.52      1,045,695      0.00%    -14.85% to -14.77%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
           2004 ................  0.80% to 1.40%   2,263,653    3.53 to  3.44      7,800,565      0.00%     -1.25% to  -1.55%
           2003 ................  0.80% to 1.40%   2,963,462    2.84 to  2.89      8,428,332      0.00%     17.43% to  17.79%
           2002 ................  0.80% to 1.40%   4,877,576    2.90 to  2.94     14,158,730      0.00%    -30.14% to -29.93%
           2001 ................  0.80% to 1.40%   6,853,725    4.94 to  4.97     33,866,543      0.51%    -26.47% to -26.24%
           2000 ................  0.80% to 1.40%   2,902,997   10.08 to 10.09     29,263,839      0.00%      0.80% to   0.90%(a)(b)

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                  Investment
                                     Expense                       Unit           Contract       Income          Total
                                      Rate*         Units       Fair Value     Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Janus AS - International Growth Portfolio - Service II Shares
           2004 ................  0.80% to 2.15%     974,314  $10.25 to  9.58   $  9,828,457      0.55%     -0.74% to  -4.15%(b)
           2003 ................  0.80% to 1.40%     827,343    8.17 to  8.23      6,762,836      0.92%      5.60% to   5.91%
           2002 ................  0.80% to 1.40%     251,223    9.21 to  9.22      2,314,073      0.00%     -7.90% to  -7.81%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
           2004 ................  0.80% to 2.45%   2,081,797    5.84 to 13.99     13,541,660      0.46%     -0.82% to  -1.65%
           2003 ................  0.80% to 1.95%   2,592,131    4.60 to 11.48     11,992,033      0.76%      5.59% to  14.84%(b)
           2002 ................  0.80% to 1.40%   4,392,025    5.19 to  5.26     22,815,113      0.00%    -12.77% to -12.51%
           2001 ................  0.80% to 1.40%   6,876,162    6.61 to  6.65     45,465,848      0.50%    -16.12% to -15.87%
           2000 ................  0.80% to 1.40%   2,105,365    9.72 to  9.73     20,471,297      0.00%     -2.78% to  -2.68%(a)(b)

     Janus AS - Risk-Managed Core Portfolio - Service Shares
           2004 ................  0.95% to 2.70%     139,803   11.89 to 12.77      1,795,741      1.05%      6.62% to   5.67%
           2003 ................  1.45% to 1.45%          83   10.59 to 10.59            879      0.00%      5.95% to   5.95%(a)(b)

     JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
           2004 ................  0.80% to 1.40%      71,739   10.20 to 10.19        731,041      0.00%      2.00% to   1.90%(a)(b)

     MFS(R) VIT - Investors Growth Stock Series - Service Class
           2004 ................  1.10% to 3.15%     898,658   12.91 to 11.43     11,406,944      0.00%      2.00% to   0.94%
           2003 ................  1.15% to 2.50%      26,507    8.34 to 11.73        309,168      0.00%     16.66% to  17.26%(a)(b)

     MFS(R) VIT - Value Series - Service Class
           2004 ................  1.10% to 3.15%     636,954   13.52 to 12.29      8,404,328      0.51%      3.03% to   1.96%
           2003 ................  1.15% to 2.15%      43,317    9.06 to 11.42        493,374      0.06%     13.75% to  14.18%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class
           2004 ................  1.10% to 2.40%     145,577   14.28 to 14.03      2,054,494      0.00%      3.89% to   3.21%
           2003 ................  1.15% to 1.95%       6,399   11.73 to 11.77         75,190      0.00%     17.30% to  17.65%(a)(b)

     Neuberger Berman AMT - Growth Portfolio(R) - I Class
           2004 ................  0.80% to 1.40%   6,005,908   13.63 to 15.95    169,310,430      0.00%      6.85% to   6.53%
           2003 ................  0.80% to 1.40%   6,988,136   11.12 to 29.67    160,796,390      0.00%     13.58% to  13.92%
           2002 ................  0.80% to 1.40%   9,097,328   11.44 to 30.66    209,784,165      0.00%    -20.26% to -20.02%
           2001 ................  0.80% to 1.40%  12,191,849   16.75 to 45.14    401,531,455      0.00%    -19.32% to -19.08%
           2000 ................  0.80% to 1.40%  15,588,205   26.88 to 72.80    809,515,458      0.00%     13.46% to  13.80%

     Neuberger Berman AMT - Guardian Portfolio - I Class
           2004 ................  0.80% to 1.40%   2,387,326   10.30 to  9.93     23,784,813      0.00%      3.73% to   3.41%
           2003 ................  0.80% to 1.40%   2,866,450    8.36 to  8.62     24,028,836      0.00%     13.22% to  13.57%
           2002 ................  0.80% to 1.40%   4,243,924    8.98 to  9.21     38,183,977      0.75%    -11.80% to -11.54%
           2001 ................  0.80% to 1.40%   5,213,578   10.57 to 10.78     55,222,438      0.46%      0.88% to   1.18%
           2000 ................  0.80% to 1.40%   3,524,758   10.83 to 10.97     38,211,002      0.55%      3.01% to   3.32%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - I Class
           2004 ................  0.80% to 2.75%   8,216,877   14.06 to  9.78    126,716,964      0.00%     -0.40% to  -1.38%
           2003 ................  0.80% to 2.25%   7,909,158   10.06 to 21.75    136,231,040      0.00%      0.62% to   1.52%(a)
           2002 ................  0.80% to 1.40%   8,498,344   13.51 to 20.95    142,434,262      5.69%      1.36% to   1.66%
           2001 ................  0.80% to 1.40%   7,535,934   12.84 to 20.01    121,488,952      6.02%      3.93% to   4.24%
           2000 ................  0.80% to 1.40%   7,658,914   11.80 to 18.49    116,805,253      6.69%      1.21% to   1.52%

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - S Class
           2004 ................  0.95% to 2.80%     549,021   11.36 to 13.14      7,351,581      0.00%      6.67% to   5.67%
           2003 ................  1.15% to 2.10%      58,195   11.08 to 11.13        646,806      0.00%     10.78% to  19.31%(b)

     Neuberger Berman AMT - Partners Portfolio(R) - I Class
           2004 ................  0.80% to 1.40%   8,501,981   19.85 to 24.04    205,261,094      0.00%      4.90% to   4.58%
           2003 ................  0.80% to 1.40%   9,947,544   16.55 to 20.34    201,279,478      0.00%     16.90% to  17.25%
           2002 ................  0.80% to 1.40%  12,334,941   16.84 to 20.81    255,421,951      0.55%    -10.46% to -10.19%
           2001 ................  0.80% to 1.40%  14,441,689   19.26 to 23.91    343,783,660      0.38%     -1.33% to  -1.04%
           2000 ................  0.80% to 1.40%  17,598,662   19.29 to 24.08    422,081,060      0.77%     -1.24% to  -0.94%

     Neuberger Berman AMT - Socially Responsive Portfolio - I Class
           2004 ................  0.95% to 2.60%     370,010   11.26 to 12.23      4,552,734      0.00%      1.38% to   0.53%
           2003 ................  1.15% to 1.80%       2,752   10.71 to 10.72         29,485      0.00%      7.09% to   7.21%(a)(b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2004 ................  0.80% to 1.40%   5,101,047    5.19 to  5.06     25,895,967      0.00%      9.28% to   8.95%
           2003 ................  0.80% to 1.40%   5,068,550    4.22 to  4.31     21,450,784      0.00%     12.93% to  13.27%
           2002 ................  0.80% to 1.40%   5,530,903    4.32 to  4.37     23,908,978      0.69%    -17.81% to -17.57%
           2001 ................  0.80% to 1.40%   8,759,948    5.62 to  5.66     49,254,776      0.85%    -27.51% to -27.29%
           2000 ................  0.80% to 1.40%   2,375,569   10.66 to 10.67     25,325,954      0.00%      6.60% to   6.70%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                  Investment
                                     Expense                        Unit          Contract       Income          Total
                                      Rate*         Units        Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Oppenheimer Balanced Fund/VA - Initial Class
           2004 ................  0.80% to 1.40%   7,138,958  $19.18 to 20.80   $174,876,232      1.04%      1.00% to   0.70%
           2003 ................  0.80% to 1.40%   7,900,252   17.00 to 25.15    171,837,848      2.96%     10.60% to  10.94%
           2002 ................  0.80% to 1.40%  10,039,410   15.97 to 23.75    204,353,593      3.89%     -7.64% to  -7.36%
           2001 ................  0.80% to 1.40%  12,095,128   17.84 to 26.66    275,187,878      3.72%      4.60% to   4.92%
           2000 ................  0.80% to 1.40%  13,275,146   17.12 to 25.71    291,950,558      4.50%      5.95% to   6.27%

     Oppenheimer Bond Fund/VA - Initial Class
           2004 ................  0.80% to 1.40%   9,180,711   15.51 to 16.08    179,884,120      4.66%      0.32% to   0.01%
           2003 ................  0.80% to 1.40%  12,257,854   15.30 to 24.04    235,610,711      5.61%      4.46% to   4.77%
           2002 ................  0.80% to 1.40%  14,537,869   13.77 to 21.73    247,779,453      8.62%      1.67% to   1.97%
           2001 ................  0.80% to 1.40%  15,474,774   13.25 to 21.03    255,272,506      7.45%      4.64% to   4.96%
           2000 ................  0.80% to 1.40%  16,561,564   12.18 to 19.42    252,716,137      7.88%      1.23% to   1.54%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2004 ................  0.80% to 1.40%  10,969,876   14.90 to 14.29    157,434,446      0.31%      2.11% to   1.80%
           2003 ................  0.80% to 1.40%  11,665,157   12.15 to 12.59    142,225,249      0.42%     11.59% to  11.93%
           2002 ................  0.80% to 1.40%  15,087,645   12.11 to 12.48    183,273,964      0.63%    -19.75% to -19.51%
           2001 ................  0.80% to 1.40%  17,745,749   16.54 to 16.94    294,139,015      0.61%     -5.55% to  -5.26%
           2000 ................  0.80% to 1.40%  17,932,441   19.34 to 19.69    347,360,661      0.13%      8.65% to   8.98%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2004 ................  0.95% to 2.65%   2,212,651   11.12 to 13.63     30,342,683      0.23%      1.92% to   1.04%
           2003 ................  1.15% to 2.50%      84,735    8.55 to 11.83        995,791      0.00%     17.65% to  18.25% (a)(b)

     Oppenheimer Global Securities Fund/VA - Class 3
           2004 ................  0.80% to 1.40%   4,132,376   14.70 to 14.59     60,353,354      1.27%      3.27% to   2.96%
           2003 ................  0.80% to 1.40%   1,770,695   11.20 to 11.21     19,831,682      0.00%     11.99% to  12.10% (a)(b)

     Oppenheimer Global Securities Fund/VA - Class 4
           2004 ................  0.95% to 2.70%     980,961   10.10 to 10.07      9,893,808      0.00%      0.96% to   0.67% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
           2004 ................  0.80% to 1.40%  12,982,413   26.14 to 25.79    353,127,104      1.28%      3.25% to   2.94%
           2003 ................  0.80% to 1.40%  16,580,406   19.77 to 21.69    345,105,264      0.83%     10.94% to  11.27%
           2002 ................  0.80% to 1.40%  22,044,363   21.40 to 23.45    495,036,184      0.57%     -7.82% to  -7.54%
           2001 ................  0.80% to 1.40%  25,826,301   24.24 to 26.67    658,565,723      0.69%     -9.02% to  -8.74%
           2000 ................  0.80% to 1.40%  30,459,402   28.09 to 31.06    904,594,339      0.27%      9.93% to  10.26%

     Oppenheimer Global Securities Fund/VA - Service Class
           2004 ................  0.95% to 2.30%   1,673,738   12.14 to 15.34     25,700,072      1.40%      3.07% to   2.37%
           2003 ................  1.10% to 2.10%     128,453    8.65 to 11.93      1,493,197      0.00%     10.89% to  19.33% (b)

     Oppenheimer High Income Fund/VA - Service Class
           2004 ................  0.95% to 2.35%   1,482,531   10.83 to 12.05     18,083,222      6.78%      1.05% to   0.33%
           2003 ................  1.10% to 2.10%     491,342   11.27 to 11.69      5,552,926      0.00%     12.75% to  13.17% (a)(b)

     Oppenheimer Main Street Fund(R)/VA - Initial Class
           2004 ................  0.80% to 1.40%   4,216,210    8.30 to  8.10     34,225,810      0.74%      2.17% to   1.86%
           2003 ................  0.80% to 1.40%   3,730,066    6.97 to  7.11     26,050,251      0.97%      9.58% to   9.91%
           2002 ................  0.80% to 1.40%   3,363,614    7.34 to  7.43     24,705,057      0.79%     -7.67% to  -7.40%
           2001 ................  0.80% to 1.40%   2,510,305    8.38 to  8.44     21,041,873      0.49%     -6.61% to  -6.33%
           2000 ................  0.80% to 1.40%     383,872    9.92 to  9.93      3,808,936      0.00%     -0.78% to  -0.68% (a)(b)

     Oppenheimer Main Street Fund(R)/VA - Service Class
           2004 ................  1.05% to 2.80%   1,736,679   11.30 to 12.10     22,971,034      0.93%      1.91% to   1.00%
           2003 ................  1.15% to 2.05%      70,070    8.84 to 11.53        803,686      0.00%     14.88% to  15.27% (a)(b)

     Oppenheimer Main Street Small Cap Fund(R)/VA - Service Class
           2004 ................  0.95% to 2.70%     509,806   11.81 to 15.54      8,021,688      0.00%      3.48% to   2.56%
           2003 ................  1.10% to 1.95%      13,186   11.24 to 12.28        160,352      0.00%     22.41% to  22.78% (a)(b)

     Putnam VT Discovery Growth Fund - IB Shares
           2004 ................  1.10% to 2.80%     188,272   11.88 to 11.65      2,208,766      0.22%      1.08% to   0.20%
           2003 ................  1.15% to 2.15%       9,083   10.49 to 10.51         95,447      0.00%      4.92% to   5.10% (a)(b)

     Putnam VT Growth & Income Fund - IB Shares
           2004 ................  1.15% to 2.60%     278,692   12.71 to 12.49      3,521,071      1.44%      3.36% to   2.59%
           2003 ................  1.15% to 2.15%       1,114   10.83 to 10.85         12,084      0.00%      8.32% to   8.50% (a)(b)

     Putnam VT International Equity Fund - IB Shares
           2004 ................  1.15% to 2.65%     153,192   12.78 to 12.55      1,947,788      2.06%      1.23% to   0.46%
           2003 ................  1.40% to 1.80%       8,053   10.54 to 10.54         84,886      0.00%      5.36% to   5.43% (a)(b)

     SAFECO Resource Series Trust - Safeco RST Small-Cap Value Portfolio
           2004 ................  0.95% to 1.05%      24,075   12.04 to 12.03        289,796     -0.06%      6.74% to   6.69%

         NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS)

                                     Contract                                                  Investment
                                     Expense                        Unit          Contract       Income          Total
                                      Rate*         Units        Fair Value    Owners' Equity    Ratio**       Return***
                                  -------------  -----------  ---------------  --------------  ----------  -----------------
     Strong Opportunity Fund II, Inc. - Investor Class
           2004 ................  0.80% to 1.40%  11,908,645  $25.14 to 29.96   $439,961,614      0.00%      8.36% to   8.03%
           2003 ................  0.80% to 1.40%  14,415,083   19.75 to 32.45    418,330,655      0.00%     15.34% to  15.69%
           2002 ................  0.80% to 1.40%  18,917,720   19.87 to 32.82    550,136,880      0.00%    -15.75% to -15.50%
           2001 ................  0.80% to 1.40%  22,190,672   24.53 to 40.72    799,302,881      0.23%     -0.66% to  -0.36%
           2000 ................  0.80% to 1.40%  25,233,580   24.13 to 40.26    899,005,802      0.00%      3.35% to   3.66%

     Strong VIF - Strong Discovery Fund II
           2004 ................  0.80% to 1.40%   3,257,161   17.41 to 21.21     78,727,134      0.00%      4.86% to   4.54%
           2003 ................  0.80% to 1.40%   3,849,013   13.49 to 20.11     72,215,056      0.00%     12.32% to  12.66%
           2002 ................  0.80% to 1.40%   5,067,182   13.04 to 19.55     91,812,302      0.00%     -5.21% to  -4.93%
           2001 ................  0.80% to 1.40%   6,267,115   14.52 to 21.87    126,632,775      0.66%      8.96% to   9.29%
           2000 ................  0.80% to 1.40%   6,876,985   14.28 to 21.62    137,459,535      0.00%     10.99% to  11.33%

     Strong VIF - Strong International Stock Fund II
           2004 ................      1.30%               58        1.03                  60      0.00%          -0.65%
           2002 ................  0.80% to 1.40%   3,301,225    7.03 to  7.28     23,300,024      3.18%     -6.58% to  -6.30%
           2001 ................  0.80% to 1.40%   3,926,879    8.38 to  8.62     32,993,795      0.00%    -14.58% to -14.32%
           2000 ................  0.80% to 1.40%   6,208,812   14.38 to 14.71     89,541,981      0.00%    -12.53% to -12.26%

     Van Eck WIT - Worldwide Bond Fund - Class R1
           2004 ................  0.80% to 1.40%     250,061   10.12 to 10.11      2,528,989      0.00%      1.23% to   1.13% (a)(b)

     Van Eck WIT - Worldwide Bond Fund - Initial Class
           2004 ................  0.80% to 1.40%   2,226,840   14.03 to 15.11     39,128,568      9.20%     -2.31% to  -2.61%
           2003 ................  0.80% to 1.40%   3,531,834   13.48 to 18.53     59,483,768      1.90%      9.58% to   9.91%
           2002 ................  0.80% to 1.40%   3,483,696   11.11 to 15.35     47,361,536      0.00%      9.01% to   9.34%
           2001 ................  0.80% to 1.40%   3,806,129    9.97 to 13.84     46,620,007      4.48%     -7.96% to  -7.68%
           2000 ................  0.80% to 1.40%   4,733,762   10.62 to 14.82     62,253,580      5.03%     -0.89% to  -0.59%

     Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
           2004 ................  0.80% to 1.40%     168,603    9.86 to  9.85      1,661,294      0.00%     -1.38% to  -1.48% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
           2004 ................  0.80% to 1.40%   4,252,717    9.24 to  8.82     37,714,204      0.65%     -2.40% to  -2.70%
           2003 ................  0.80% to 1.40%   5,499,375    6.56 to  6.83     36,224,827      0.12%      9.64% to   9.97%
           2002 ................  0.80% to 1.40%   7,884,496    6.63 to  6.86     52,456,794      0.20%      6.09% to   6.40%
           2001 ................  0.80% to 1.40%   6,656,415    6.37 to  6.54     42,488,826      0.00%     -1.42% to  -1.12%
           2000 ................  0.80% to 1.40%   9,931,305    9.80 to 10.01     97,516,123      0.00%    -13.03% to -12.76%

     Van Eck WIT - Worldwide Hard Assets Fund - Class R1
           2004 ................  0.80% to 1.40%     216,040   10.44 to 10.43      2,253,286      0.00%      4.39% to   4.29% (a)(b)

     Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
           2004 ................  0.80% to 1.40%   2,523,887   14.50 to 14.26     41,194,514      0.43%      2.02% to   1.71%
           2003 ................  0.80% to 1.40%   2,921,459   10.33 to 12.67     34,461,047      0.50%      5.89% to   6.21%
           2002 ................  0.80% to 1.40%   3,859,974   11.05 to 13.55     48,106,828      0.79%      8.58% to   8.91%
           2001 ................  0.80% to 1.40%   3,711,649   11.04 to 13.54     46,394,940      1.07%     -4.08% to  -3.79%
           2000 ................  0.80% to 1.40%   4,744,502   10.75 to 13.25     58,217,599      1.20%      3.20% to   3.51%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
           2004 ................  1.10% to 2.85%     442,762   10.16 to  9.95      4,467,893      0.00%      0.14% to  -0.74%
           2003 ................  1.15% to 2.25%      11,788   10.02 to 10.04        118,299      0.00%      0.24% to   0.42% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
           2004 ................  0.80% to 1.40%   1,347,753   14.34 to 13.74     18,609,131      0.00%     -3.49% to  -3.78%
           2003 ................  0.80% to 1.40%   1,855,999   13.24 to 13.73     24,656,453      0.00%     16.72% to  17.07%
           2002 ................  0.80% to 1.40%   1,362,827   10.47 to 10.79     14,318,466      0.00%     -0.55% to  -0.25%
           2001 ................  0.80% to 1.40%     948,686   10.09 to 10.34      9,595,833      0.00%      4.04% to   4.36%
           2000 ................  0.80% to 1.40%   1,009,281    9.34 to  9.51      9,444,542      0.00%      5.77% to   6.09%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
           2004 ................  0.95% to 2.45%     305,620   10.42 to 11.91      3,677,397      0.00%     -3.57% to  -4.30%
           2003 ................  1.10% to 2.05%      18,281   11.64 to 11.69        213,377      0.00%     14.62% to  16.92% (a)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
           2004 ................  0.80% to 1.40%   5,071,416   29.68 to 28.62    145,922,447      0.00%      6.15% to   5.82%
           2003 ................  0.80% to 1.40%   5,623,244   22.46 to 23.15    126,842,230      0.00%     13.24% to  13.58%
           2002 ................  0.80% to 1.40%   7,119,097   22.23 to 22.78    158,847,458      0.00%      9.67% to  10.00%
           2001 ................  0.80% to 1.40%   6,590,442   20.09 to 20.46    132,810,354      0.00%      7.32% to   7.65%
           2000 ................  0.80% to 1.40%   6,725,605   16.82 to 17.03    113,428,080      4.09%     13.48% to  13.82%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class II
           2004 ................  0.95% to 2.45%   1,526,747   11.88 to 14.15     21,884,919      0.00%      5.95% to   5.15%
           2003 ................  1.10% to 2.25%      71,237   11.26 to 11.32        804,765      0.00%     12.58% to  13.23%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                   Investment
                                     Expense                        Unit           Contract       Income            Total
                                      Rate*         Units        Fair Value     Owners' Equity    Ratio**         Return***
                                  -------------  -----------  ---------------  ---------------  ----------  ---------------------
     Victory VIF - Diversified Stock Fund Class A Shares
           2004 ................  1.15% to 2.00%    17,850    $11.78 to 11.69  $       212,901     0.02%    3.51% to 3.06%

     VISION Group of Funds - Large Cap Growth Fund II
           2004 ................  1.15% to 1.90%    15,503     10.37 to 10.37          161,439     0.00%    3.75% to 3.65% (a)(b)

     VISION Group of Funds - Large Cap Value Fund II
           2004 ................  1.15% to 1.70%    16,271     10.60 to 12.19          173,517     0.38%    6.05% to 5.98% (a)(b)

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
           2004 ................  1.15% to 1.90%    79,010     10.33 to 10.32          831,624     0.13%    3.30% to 3.21% (a)(b)
                                                                               ---------------

     2004 Reserves for annuity contracts in payout phase: ...................        9,904,014
                                                                               ---------------
     2004 Contract owners' equity ...........................................  $11,898,721,046
                                                                               ===============

     2003 Reserves for annuity contracts in payout phase: ...................       10,354,265
                                                                               ---------------
     2003 Contract owners' equity ...........................................  $10,155,677,331
                                                                               ===============

     2002 Reserves for annuity contracts in payout phase: ...................       13,155,542
                                                                               ---------------
     2002 Contract owners' equity ...........................................  $12,298,639,907
                                                                               ===============

     2001 Reserves for annuity contracts in payout phase: ...................       18,091,168
                                                                               ---------------
     2001 Contract owners' equity ...........................................  $16,635,796,417
                                                                               ===============

     2000 Reserves for annuity contracts in payout phase: ...................       20,288,641
                                                                               ---------------
     2000 Contract owners' equity ...........................................  $22,126,556,270
                                                                               ===============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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